As filed with the Securities and Exchange Commission on April 13, 1999.
                                                     File No. 333-19607
                                                               811-7246


                         SECURITIES AND EXCHANGE COMMISSION
                              Washington, D. C. 20549

                                      FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


     Pre-Effective Amendment No.                            [ ]
     Post-Effective Amendment No.  3                        [X]


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


Amendment No. 32                                            [X]


                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                                SEPARATE ACCOUNT ONE
                             (Exact Name of Registrant)

                    HARTFORD LIFE and ANNUITY INSURANCE COMPANY
                                (Name of Depositor)

                                   P.O. BOX 2999
                              HARTFORD, CT  06104-2999
                     (Address of Depositor's Principal Offices)

                                   (860) 843-6733
                (Depositor's Telephone Number, Including Area Code)

                              Marianne O'Doherty, ESQ.
                                   HARTFORD LIFE
                                   P.O. BOX 2999
                              HARTFORD, CT  06104-2999
                      (Name and Address of Agent for Service)

It is proposed that this filing will become effective:


      ____ immediately upon filing pursuant to paragraph (b) of Rule 485 _X__ on May 3, 1999 pursuant to paragraph (b) of Rule 485
      ____  60 days after filing pursuant to paragraph (a)(1) of Rule 485
      ____  on __________, 1998 pursuant to paragraph (a)(1) of Rule 485
      ____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


PURSUANT TO RULE 24F-2(a)(1) UNDER THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS REGISTERED AN INDEFINITE AMOUNT OF SECURITIES.

                               CROSS REFERENCE SHEET
                              PURSUANT TO RULE 495(a)
                              -----------------------

        N-4 Item No.                         Prospectus Heading
        ------------                         -----------------

     1.   Cover Page                         Hartford Life and Annuity Insurance
                                             Company, The Separate Account

     2.   Definitions                        Definitions

     3.   Synopsis or Highlights             Highlights

     4.   Condensed Financial                Accumulation Unit Values
          Information

     5.   General Description of             General Contract Information
          Registrant

     6.   Deductions                         The Contract: Charges and Fees

     7.   General Description of             The Contract
          Annuity Contracts

     8.   Annuity Period                     Annuity Payouts

     9.   Death Benefit                      The Contract: Death Benefit

     10.  Purchases and Contract Value       The Contract

     11.  Redemptions                        The Contract: Surrenders

     12.  Taxes                              Federal Tax Considerations

     13.  Legal Proceedings                  Other Information: Legal Matters &
                                             Experts

     14.  Table of Contents of the           Table of Contents to
          Statement of Additional            Statement of Additional
          Information                        Information Hartford

     15.  Cover Page                         Part B; Statement of Additional
                                             Information

     16.  Table of Contents                  Table of Contents

     17.  General Information and History    Description of Hartford Life and
                                             Annuity Insurance Company

     18.  Services                           None

     19.  Purchase of Securities             Distribution of Contracts
          being Offered

     20.  Underwriters                       Distribution of Contracts

     21.  Calculation of Performance Data    Calculation of Yield and Return

     22.  Annuity Payments                   Annuity Payouts

     23.  Financial Statements               Financial Statements

     24.  Financial Statements and           Financial Statements and
          Exhibits                           Exhibits

     25.  Directors and Officers of the      Directors and Officers of the
          Depositor                          Depositor

     26.  Persons Controlled by or Under     Persons Controlled by or Under
          Common Control with the            Common Control with the Depositor
          Depositor or Registrant            or Registrant

     27.  Number of Contract Owners          Number of Contract Owners

     28.  Indemnification                    Indemnification

     29.  Principal Underwriters             Principal Underwriters

     30.  Location of Accounts and           Location of Accounts and Records
          Records

     31.  Management Services                Management Services

     32.  Undertakings                       Undertakings

                      DIRECTOR IMMEDIATE VARIABLE ANNUITY
                             SEPARATE ACCOUNT ONE
                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                                 P.O. BOX 5085
                       HARTFORD, CONNECTICUT 06102-5085
                      Telephone: 1-800-862-6668 (Contract
                                    Owners)
[LOGO]            1-800-862-7155 (Registered Representatives)

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------



This Prospectus describes information you should know before you purchase Director Immediate variable annuity. Please read it carefully.



The Director Immediate variable annuity is a contract between you and Hartford Life and Annuity Insurance Company where you agree to make one Premium Payment to us and we agree to make a series of Annuity Payouts at a later date. This Annuity is an immediate, tax-deferred, variable annuity offered to individuals. It is:



X  Immediate, because we start making Annuity Payouts within 60 days.



X Tax-deferred, which means you don't pay taxes until you take money out or until we start to make Annuity Payouts.



X Variable, because the value of your Annuity will fluctuate with the performance of the underlying funds.



At the time you purchase your Annuity, you allocate your Premium Payment to "Sub-Accounts". These are subdivisions of our Separate Account, an account that keeps your Annuity assets separate from our company assets. The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These funds are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. They may have similar investment strategies and the same portfolio managers as retail mutual funds. This Annuity offers you Funds with investment strategies ranging from conservative to aggressive and you may pick those Funds that meet your investment goals and risk tolerance. The Sub-Accounts and the Funds are listed below:



- Advisers Sub-Account which purchases shares of Class IA of Hartford Advisers HLS Fund, Inc.



- Bond Sub-Account which purchases shares of Class IA of Hartford Bond HLS Fund, Inc.



- Capital Appreciation Sub-Account which purchases shares of Class IA of Hartford Capital Appreciation HLS Fund, Inc.



- Dividend and Growth Sub-Account which purchases shares of Class IA of Hartford Dividend and Growth HLS Fund, Inc.



- Global Leaders Sub-Account which purchases shares of Class IA of Hartford Global Leaders HLS Fund



- Growth and Income Sub-Account which purchases shares of Class IA of Hartford Growth and Income HLS Fund



- High Yield Sub-Account which purchases shares of Class IA of Hartford High Yield HLS Fund



- Index Sub-Account which purchases shares of Class IA of Hartford Index HLS Fund, Inc.



- International Advisers Sub-Account which purchases shares of Class IA of Hartford International Advisers HLS Fund, Inc.



- International Opportunities Sub-Account which purchases shares of Class IA of Hartford International Opportunities HLS Fund, Inc.



- MidCap Sub-Account which purchases shares of Class IA of Hartford MidCap HLS Fund, Inc.



- Money Market Sub-Account which purchases shares of Class IA of Hartford Money Market HLS Fund, Inc.



- Mortgage Securities Sub-Account that purchases shares of Class IA of Hartford Mortgage Securities HLS Fund, Inc.



- Small Company Sub-Account which purchases shares of Class IA of Hartford Small Company HLS Fund, Inc.



- Stock Sub-Account which purchases of Class IA of Hartford Stock HLS Fund, Inc.



If you decide to buy this Annuity, you should keep this prospectus for your records. You can also call us at 1-800-862-6668 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about this Annuity and, like this prospectus, is filed with the Securities and Exchange Commission ("SEC"). We have included the Table of Contents for the Statement of Additional Information at the end of this prospectus.



Although we file the prospectus and the Statement of Additional information with the SEC, the SEC doesn't approve or disapprove these securities or determine if the information is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense. This Prospectus and the Statement of Additional Information can also be obtained from the SEC's website (HTTP://WWW.SEC.GOV).



This Annuity IS NOT:



 -  A bank deposit or obligation



 -  Federally insured



 -  Endorsed by any bank or governmental agency



This Annuity may not be available for sale in all states.


--------------------------------------------------------------------------------


PROSPECTUS DATED: MAY 3, 1999


STATEMENT OF ADDITIONAL INFORMATION DATED: MAY 3, 1999

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    3
--------------------------------------------------------------------------------


                               TABLE OF CONTENTS



                                                                         PAGE
                                                                         ----
 DEFINITIONS...........................................................    4
 FEE TABLE.............................................................    6
 ANNUAL FUND OPERATING EXPENSES........................................    6
 ACCUMULATION UNIT VALUES..............................................    8
 HIGHLIGHTS............................................................   10
 GENERAL CONTRACT INFORMATION..........................................   11
   Hartford Life and Annuity Insurance Company.........................   11
   The Separate Account................................................   11
   The Funds...........................................................   11
 PERFORMANCE RELATED INFORMATION.......................................   13
 THE CONTRACT..........................................................   14
   Purchases and Contract Value........................................   14
   Charges and Fees....................................................   15
   Death Benefit.......................................................   16
   Surrenders..........................................................   17
 ANNUITY PAYOUTS.......................................................   18
 OTHER INFORMATION.....................................................   21
   Assignment..........................................................   21
   Contract Modification...............................................   21
   How Contracts are Sold..............................................   21
   Year 2000...........................................................   21
   Legal Matters and Experts...........................................   22
   More Information....................................................   23
 FEDERAL TAX CONSIDERATIONS............................................   23
   General.............................................................   23
   Taxation of Hartford and the Separate Account.......................   23
   Taxation of Purchasers of Non-Qualified Contracts...................   23
   Contract Owners that are Nonresident Aliens or Foreign
    Corporations.......................................................   26
   Other Tax Consequences..............................................   26
 APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS....   27
 ILLUSTRATIONS OF ANNUITY PAYMENTS ASSUMING HYPOTHETICAL RATES OF
   RETURN..............................................................   30
 ILLUSTRATIONS OF ANNUITY PAYMENTS USING HISTORIC RATES OF RETURN......   33
 TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION..............   50

4                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


                                  DEFINITIONS



These terms are capitalized when used throughout this prospectus. Please refer to these defined terms if you have any questions as you read your prospectus.



ACCOUNT: Any of the Sub-Accounts.



ACCUMULATION UNITS: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of your Contract prior to the Income Start Date.



ACCUMULATION UNIT VALUE: The daily price of Accumulation Units on any Valuation Day.



ADMINISTRATIVE OFFICE OF THE COMPANY: Our location and overnight mailing address is: 200 Hopmeadow Street, Simsbury, Connecticut 06089. Our standard mailing address is: Investment Product Services, P.O. Box 5085, Hartford, CT 06102-5085.



ANNIVERSARY VALUE: An amount equal to the present value of any remaining guaranteed Annuity Payouts determined as of a Contract Anniversary, reduced by the dollar amount of any Annuity Payouts made since that anniversary.



ANNUITANT: The person on whose life the Contract is based. The Annuitant may not be changed after your Contract is issued.



ANNUITY CALCULATION DATE: The date we calculate the first Annuity Payout.



ANNUITY PAYOUTS: The money we pay after the Income Start Date for the duration and frequency selected.



ANNUITY UNIT: The unit of measure we use to calculate the value of your Annuity Payouts under a variable dollar amount Annuity Payout Option.



ANNUITY UNIT VALUE: The daily price of Annuity Units on any Valuation Day.



BENEFICIARY: The person(s) entitled to receive a Death Benefit upon the death of the Contract Owner or Annuitant.



CODE: The Internal Revenue Code of 1986, as amended.



COMMUTED VALUE: The present value of any remaining guaranteed Annuity Payouts.



CONTINGENT DEFERRED SALES CHARGE: The deferred sales charge that will apply when you Surrender.



CONTRACT ANNIVERSARY: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.



CONTRACT OWNER OR YOU: The owner or holder of this Annuity. We do not capitalize "you" in the prospectus.



CONTRACT VALUE: The total value of the Accounts on any Valuation Day.



CONTRACT YEAR: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.



DEATH BENEFIT: The amount payable after the Contract Owner or the Annuitant dies.



DOLLAR COST AVERAGING: A program that allows you to systematically make transfers between Accounts available in your Contract.



GENERAL ACCOUNT: The General Account includes our company assets.



HARTFORD, WE OR OUR: Hartford Life and Annuity Insurance Company. Only Hartford is a capitalized term in the prospectus.



INCOME PAYOUT DATE: The date we use to compute the Annuity Payouts.



INCOME START DATE: The time when regularly scheduled Annuity Payouts begin.



JOINT ANNUITANT: The person on whose life Annuity Payouts are based if the Annuitant dies after Annuitization. You may name a Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.



MAXIMUM ANNIVERSARY VALUE: As of the date we receive a certified death certificate or other legal document acceptable to us, we will calculate an Anniversary Value for each Contract Anniversary. The highest Anniversary Value is the Maximum Anniversary Value.



NET INVESTMENT FACTOR: This is used to measure the investment performance of a Sub-Account from one Valuation Day to the next, and is also used to calculate your Annuity Payout amount.



NON-VALUATION DAY: Any day the New York Stock Exchange is not open for trading.



PAYEE: The person or party you designate to receive Annuity Payouts.



PAYOUT FACTOR: A number used to calculate the first Annuity Payout.



PREMIUM PAYMENT: Money sent to us to be invested in your Annuity.



PREMIUM TAX: A tax charged by a state or municipality on Premium Payments.



SUB-ACCOUNT VALUE: The value on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for that Sub-Account.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    5
--------------------------------------------------------------------------------


SURRENDER: A complete or partial withdrawal from your Contract.



SURRENDER VALUE: The Contract Value minus any applicable Premium Tax if requested before the Annuity Calculation Date or the Commuted Value minus any applicable Contingent Deferred Sales Charge if requested on or after the Annuity Calculation Date.



VALUATION DAY: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange, generally 4:00 p.m. Eastern Time.



VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

6                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


                             FEE AND EXPENSE TABLES



                        Contract Owner Transaction Expenses



 Sales Charge imposed on Premium Payment...........................    None
 Contingent Deferred Sales Charge (as a percentage of Commuted
   Value)*
     First Year....................................................       6%
     Second Year...................................................       6%
     Third Year....................................................       5%
     Fourth Year...................................................       5%
     Fifth Year....................................................       4%
     Sixth Year....................................................       3%
     Seventh Year..................................................       2%
     Eighth Year...................................................       0%
 Exchange Fee......................................................    None


---------

* Only applies to PAYMENTS GUARANTEED FOR A SPECIFIED NUMBER OF YEARS. Annuity Payment Option, after the Income Start Date.



                        Annual Separate Account Expenses
                 (as a percentage of average annual net assets)



 Mortality and Expense Risk Charge.................................    1.25%
 Other Charges.....................................................    None
 Total Separate Account Expenses...................................    1.25%



    The purpose of this table is to assist you in understanding various fees and charges you will pay directly or indirectly. The table reflects expenses of the Separate Account and underlying Funds. Premium Taxes may also be applicable.



                         Annual Fund Operating Expenses
                        (as a percentage of net assets)



                                                                              TOTAL FUND
                                                    MANAGEMENT                OPERATING
                                                       FEES                    EXPENSES
                                                    INCLUDING      OTHER      INCLUDING
                                                     WAIVERS      EXPENSES     WAIVERS
                                                  --------------  --------  --------------
 Hartford Bond HLS Fund..........................     0.482%       0.021%       0.503%
 Hartford Stock HLS Fund.........................     0.439%       0.018%       0.457%
 Hartford Money Market HLS Fund..................     0.433%       0.015%       0.448%
 Hartford Advisers HLS Fund......................     0.616%       0.018%       0.634%
 Hartford Capital Appreciation HLS Fund..........     0.623%       0.019%       0.642%
 Hartford Mortgage Securities HLS Fund...........     0.432%       0.030%       0.462%
 Hartford Index HLS Fund.........................     0.382%       0.019%       0.401%
 Hartford International Opportunities HLS Fund...     0.681%       0.090%       0.771%
 Hartford Dividend & Growth HLS Fund.............     0.641%       0.018%       0.659%
 Hartford International Advisers HLS Fund........     0.755%       0.108%       0.863%
 Hartford MidCap HLS Fund........................     0.759%       0.034%       0.793%
 Hartford Small Company HLS Fund.................     0.753%       0.019%       0.772%
 Hartford Growth and Income HLS Fund.............     0.767%       0.040%       0.807%
 Hartford Global Leaders HLS Fund (1)............     0.487%       0.120%       0.607%
 Hartford High Yield HLS Fund (1)................     0.487%       0.035%       0.522%


---------

(1) Hartford Global Leaders HLS Fund and Hartford High Yield HLS Fund are new Funds. "Total Fund Operating Expenses" are based on annualized estimates of such expenses to be incurred in the current fiscal year. HL Investment Advisors, Inc. has agreed to waive its fees for these until the assets of the Funds (excluding assets contributed by companies affiliated with HL Investment Advisors, Inc.) reach $20 million. Before this waiver, the Management Fee and Total Fund Operating Expenses would be:



                                                                             TOTAL FUND
                                        MANAGEMENT FEES  OTHER EXPENSES  OPERATING EXPENSES
                                        ---------------  --------------  ------------------
    Hartford Global Leaders Fund.......      0.775%          0.120%            0.895%
    Hartford High Yield Fund...........      0.775%          0.035%            0.810%

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    7
--------------------------------------------------------------------------------


EXAMPLE



A Contract Owner will pay the following expenses on a $1,000 investment, assuming a 5% annual return of assets and an Annuitant age 65 with a 5% Assumed Investment Return:


                               If the Life Annuity Payment       If the Payments Guaranteed for    If the Payments Guaranteed for
                               Option is selected and you do     20 Years Payment Option is        20 Years Payment Option is
                               not surrender your Contract:      Selected and you do not           selected and you surrender your
                                                                 surrender your Contract:          Contract:

 SUB-ACCOUNT                   1 YEAR 3 YEARS 5 YEARS 10 YEARS   1 YEAR 3 YEARS 5 YEARS 10 YEARS   1 YEAR 3 YEARS 5 YEARS 10 YEARS
                               ------ ------- ------- --------   ------ ------- ------- --------   ------ ------- ------- --------
 Bond.........................  $ 18   $  56   $  96    $ 208     $ 18   $  56   $  96    $ 208     $ 72   $ 101   $ 132    $ 208
 Stock........................    17      54      93      203       17      54      93      203       71      99     129      203
 Money Market.................    17      54      93      202       17      54      93      202       71      99     129      202
 Advisers.....................    19      60     103      222       19      60     103      222       73     105     139      222
 Capital Appreciation.........    19      60     103      223       19      60     103      223       73     105     139      223
 Mortgage Securities..........    18      54      94      203       18      54      94      203       72      99     130      203
 Index........................    17      52      90      197       17      52      90      197       71      97     126      197
 International
   Opportunities..............    21      64     110      237       21      64     110      237       75     109     146      237
 Dividend & Growth............    20      61     104      225       20      61     104      225       74     106     140      225
 International Advisers.......    22      67     115      246       22      67     115      246       76     112     151      246
 MidCap.......................    21      65     111      239       21      65     111      239       75     110     147      239
 Small Company................    21      64     110      237       21      64     110      237       75     109     146      237
 Growth and Income............    21      65     112      241       21      65     112      241       75     110     148      241
 High Yield...................    18      62     N/A      N/A       18      62     N/A      N/A       71     107     N/A      N/A
 Global Leaders...............    19      65     N/A      N/A       19      65     N/A      N/A       73     110     N/A      N/A



    These examples should not be considered representations of past or future performance or expenses. The actual expenses paid or performance achieved may be greater or less than those shown.

8                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


                            ACCUMULATION UNIT VALUES
          (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)



    The following information has been derived from the audited financial statements of the Separate Account, which have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their report with respect thereto, and should be read in conjunction with those statements, which are included in the Statement of Additional Information, which is incorporated by reference in this Prospectus.



                                                               YEAR ENDED DECEMBER
                                                                       31,
                                                              ----------------------
                                                                1998         1997
                                                              ---------    ---------
BOND SUB-ACCOUNT
(Inception date August 1, 1986)
Accumulation Unit Value at beginning of period............       $2.114          $--
Accumulation Unit Value at end of period..................       $2.258       $2.114
Number Accumulation Units outstanding at end of period (in
thousands)................................................      162,501      111,586
STOCK SUB-ACCOUNT
(Inception date August 1, 1986)
Accumulation Unit Value at beginning of period............       $4.602          $--
Accumulation Unit Value at end of period..................       $6.066       $4.602
Number Accumulation Units outstanding at end of period (in
thousands)................................................      403,629      372,754
MONEY MARKET SUB-ACCOUNT
(Inception date August 1, 1986)
Accumulation Unit Value at beginning of period............       $1.650          $--
Accumulation Unit Value at end of period..................       $1.716       $1.650
Number Accumulation Units outstanding at end of period (in
thousands)................................................      183,614      140,797
ADVISERS SUB-ACCOUNT
(Inception date August 1, 1986)
Accumulation Unit Value at beginning of period............       $3.572          $--
Accumulation Unit Value at end of period..................       $4.398       $3.572
Number Accumulation Units outstanding at end of period (in
thousands)................................................    1,095,048    1,012,472
CAPITAL APPRECIATION SUB-ACCOUNT
(Inception date August 1, 1986)
Accumulation Unit Value at beginning of period............       $4.845          $--
Accumulation Unit Value at end of period..................       $5.526       $4.845
Number Accumulation Units outstanding at end of period (in
thousands)................................................      352,482      351,189
MORTGAGE SECURITIES SUB-ACCOUNT
(Inception date August 1, 1986)
Accumulation Unit Value at beginning of period............       $2.098          $--
Accumulation Unit Value at end of period..................       $2.211       $2.098
Number Accumulation Units outstanding at end of period (in
thousands)................................................       78,026       81,143
INDEX SUB-ACCOUNT
(Inception date May 1, 1987)
Accumulation Unit Value at beginning of period............       $3.726          $--
Accumulation Unit Value at end of period..................       $4.712       $3.726
Number Accumulation Units outstanding at end of (in
thousands)................................................      131,579      109,837
INTERNATIONAL OPPORTUNITIES SUB-ACCOUNT
(Inception date July 2, 1990)
Accumulation Unit Value at beginning of period............       $1.469          $--
Accumulation Unit Value at end of period..................       $1.641       $1.469
Number Accumulation Units outstanding at end of period (in
thousands)................................................      240,090      264,642
DIVIDEND & GROWTH SUB-ACCOUNT
(Inception date March 8, 1994)
Accumulation Unit Value at beginning of period............       $2.149          $--
Accumulation Unit Value at end of period..................       $2.471       $2.149
Number Accumulation Units outstanding at end of period (in
thousands)................................................      391,151      308,682

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    9
--------------------------------------------------------------------------------


                                                               YEAR ENDED DECEMBER
                                                                       31,
                                                              ----------------------
                                                                1998         1997
                                                              ---------    ---------
INTERNATIONAL ADVISERS SUB-ACCOUNT
(Inception date March 1, 1995)
Accumulation Unit Value at beginning of period............       $1.319          $--
Accumulation Unit Value at end of period..................       $1.476       $1.319
Number Accumulation Units outstanding at end of period (in
thousands)................................................       50,971       43,217
MIDCAP SUB-ACCOUNT
(Inception date July 30, 1997)
Accumulation Unit Value at beginning of period............       $1.097          $--
Accumulation Unit Value at end of period..................       $1.371       $1.097
Number Accumulation Units outstanding at end of period (in
thousands)................................................       33,348        8,306
SMALL COMPANY SUB-ACCOUNT
(Inception date August 9, 1996)
Accumulation Unit Value at beginning of period............       $1.247          $--
Accumulation Unit Value at end of period..................       $1.374       $1.247
Number Accumulation Units outstanding at end of period (in
thousands)................................................       85,431       56,706
GLOBAL LEADERS SUB-ACCOUNT
(Inception date September 30, 1998)
Accumulation Unit Value at beginning of period............          $--          $--
Accumulation Unit Value at end of period..................       $1.315          $--
Number Accumulation Units outstanding at end of period (in
thousands)................................................          416           --
GROWTH AND INCOME SUB-ACCOUNT
(Inception date June 1, 1998)
Accumulation Unit Value at beginning of period............          $--          $--
Accumulation Unit Value at end of period..................       $1.182          $--
Number Accumulation Units outstanding at end of period (in
thousands)................................................        4,982           --
HIGH YIELD SUB-ACCOUNT
(Inception date September 30, 1998)
Accumulation Unit Value at beginning of period............          $--          $--
Accumulation Unit Value at end of period..................       $1.035          $--
Number Accumulation Units outstanding at end of period (in
thousands)................................................        1,832           --

10                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


                                   HIGHLIGHTS



HOW DO I PURCHASE THIS ANNUITY?



    You must complete our application or order request and submit it to us for approval with your Premium Payment. You may also transfer from another investment. Your Premium Payment must be at least $25,000. You may not make additional Premium Payments.



 - For a limited time, usually within ten days after you receive your Contract, you may cancel your Annuity without paying a Contingent Deferred Sales Charge. You may bear the investment risk for your Premium Payment prior to our receipt of your request for cancellation.



WHAT TYPE OF SALES CHARGE WILL I PAY?



    You don't pay a sales charge when you purchase your Annuity. If you selected the Payments Guaranteed for a Specified Number of Years Annuity Payout, we will charge you a Contingent Deferred Sales Charge when you fully or partially Surrender your Annuity. The Contingent Deferred Sales Charge is a percentage of Commuted Value and is equal to:



x  For the first two Contract Years, the charge is 5%.



x  For the third and fourth Contract Years, the charge is 5%.



x  For the fifth Contract Year, the charge is 4%.



x  For the sixth Contract Year, the charge is 3%.



x  For the seventh Contract Year, the charge is 2%.



x  For the eighth Contract Year and beyond, the charge is 0%.



WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?



    You pay two different types of charges each year. The first type of charge is the fee you pay for insurance. This charge is:



    A mortality and expense risk charge that is subtracted daily and is equal to an annual charge of 1.25% of your Contract Value invested in the Funds.



    The second type of charge is the fee you pay for the Funds.



    Currently, Fund charges range from 0.401% to 0.863% annually of the average daily value of the amount you have invested in the Funds. See the Annual Fund Operating Expenses table for more complete information and the Funds' prospectuses accompanying this prospectus.



CAN I TAKE OUT ANY OF MY MONEY?



    If you selected the Payments Guaranteed for a Specified Number of Years Annuity Payout Option, you may Surrender some or all of the amount you invested after Annuity Payouts begin.



 - You may have to pay income tax on the money you take out and, if you Surrender before you are age 59 1/2, you may have to pay an income tax penalty.



 - You may have to pay a Contingent Deferred Sales Charge on the money you Surrender.



 - Partial Surrenders may have adverse tax consequences, so please consult your tax adviser.



WILL HARTFORD PAY A DEATH BENEFIT?



    There is a Death Benefit if the Contract Owner or the Annuitant die. The Death Benefit will be calculated as of the date we receive a certified death certificate or other legal document acceptable to us.



    If the Contract Owner dies before the Income Start Date, the Death Benefit will be equal to the Contract Value on the date the certified death certificate or other legal document acceptable to us is received. The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered.



    If the Annuitant dies on or after the Income Start Date, the Death Benefit will be paid according to the Annuity Payout Option selected. Under some Annuity Payout Options, there is no Death Benefit.



    Under the Payments Guaranteed for a Specified Number of Years Annuity Payout Option on or after the Income Start Date, the Death Benefit is the greater of:



x  Commuted Value



x 100% of the Premium Payment minus all Annuity Payouts made since the Income Start Date; or



x  the Maximum Anniversary Value.



    As of the date we receive a certified death certificate or other legal document acceptable to us, we will calculate an Anniversary Value for each Contract Anniversary. The highest Anniversary Value is the Maximum Anniversary Value.



    Until complete instructions are received from the Beneficiary, the Death Benefit will be transferred to the Money Market Sub-Account.



WHAT ANNUITY PAYOUT OPTIONS ARE AVAILABLE?



    You may choose one of the following Annuity Payout Options: Option 1 -- Life Annuity, Option 2 -- Life Annuity with Cash Refund, Option 3 -- Life Annuity with Payments Guaranteed for a Specified Number of Years, Option 4 -- Joint and Last Survivor Life Annuity, Option 5 -- Joint and Last Survivor Life Annuity with Payments Guaranteed for a

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   11
--------------------------------------------------------------------------------


Specified Number of Years and Option 6 -- Payments Guaranteed for a Specified Number of Years. We may make other Annuity Payout Options available at any time.



                          GENERAL CONTRACT INFORMATION



                           HARTFORD LIFE AND ANNUITY
                               INSURANCE COMPANY



    Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.



                               HARTFORD'S RATINGS



                                     EFFECTIVE DATE
RATING AGENCY                          OF RATING     RATING                  BASIS OF RATING
-----------------------------------  --------------  ------   ---------------------------------------------
A.M. Best and Company, Inc.........        1/1/99      A+     Financial performance
Standard & Poor's..................        6/1/98     AA      Insurer financial strength
Duff & Phelps......................      12/21/98     AA+     Claims paying ability



                              THE SEPARATE ACCOUNT



    The Separate Account is where we set aside and invest the assets of some of our annuity contracts, including this Contract. The Separate Account was established on May 20, 1991 and is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the SEC of the management or the investment practices of the Separate Account or Hartford. The Separate Account meets the definition of "Separate Account" under federal securities law. This Separate Account holds only assets for variable annuity contracts. The Separate Account:



- Holds assets for your benefit and the benefit of other Contract Owners, and the persons entitled to the payouts described in the Contract.



- Is not subject to the liabilities arising out of any other business Hartford may conduct.



- Is not affected by the rate of return of our General Account or by the investment performance of any of our other Separate Accounts.



- May be subject to liabilities from a Sub-Account of the Separate Account that holds assets of other variable annuity contracts offered by the Separate Account, which are not described in this Prospectus.



- Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds.



    We do not guarantee the investment results of the Separate Account. There is no assurance that the value of your Annuity will equal the total of the payments you make to us.



                                   THE FUNDS



    All of the Funds are sponsored and administered by Hartford Life and Annuity Insurance Company. HL Investment Advisors, LLC ("HL Advisors") serves as the investment adviser to each of the Funds. Wellington Management Company, LLP ("Wellington Management") and The Hartford Investment Management Company ("HIMCO") serve as sub-investment advisors and provide day to day investment services.



    Each Fund, except for the Hartford Global Leaders HLS Fund, the Hartford Growth and Income HLS Fund and the Hartford High Yield HLS Fund, is a separate Maryland corporation registered with the Securities and Exchange Commission as an open-end management investment company. The Hartford Global Leaders HLS Fund, the Hartford Growth and Income HLS Fund and the Hartford High Yield HLS Fund are diversified series of Hartford Series Fund, Inc., a Maryland corporation, also registered with the Securities and Exchange Commission as an open-end management investment company. The shares of each Fund have been divided into Class IA and Class IB. Only Class IA shares are available in this Annuity.



    We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Funds' expenses are more fully described in the accompanying Funds' prospectus and Statement of Additional Information, which may be ordered from us. The Funds' prospectus should be read in conjunction with this Prospectus before investing.



    The Funds may not be available in all states.



    The investment goals of each of the Funds are as follows:



    HARTFORD ADVISERS HLS FUND -- Seeks maximum long-term total rate of return by investing in common stocks and other equity securities, bonds and other debt securities, and money market instruments. Sub-advised by Wellington Management.



    HARTFORD BOND HLS FUND -- Seeks maximum current income consistent with preservation of capital by investing

12                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


primarily in fixed-income securities. Up to 20% of the total assets of this Fund may be invested in debt securities rated in the highest category below investment grade ("Ba" by Moody's Investor Services, Inc. or "BB" by Standard & Poor's) or, if unrated, are determined to be of comparable quality by the Fund's investment adviser. Securities rated below investment grade are commonly referred to as "high yield-high risk securities" or "junk bonds." For more information concerning the risks associated with investing in such securities, please refer to the section in the accompanying prospectus for the Funds entitled "Hartford Bond Fund, Inc. -- Investment Policies." Sub-advised by HIMCO.



    HARTFORD CAPITAL APPRECIATION HLS FUND -- Seeks growth of capital by investing in equity securities selected solely on the basis of potential for capital appreciation. Sub-advised by Wellington Management.



    HARTFORD DIVIDEND AND GROWTH HLS FUND -- Seeks a high level of current income consistent with growth of capital and reasonable investment risk. Sub-advised by Wellington Management.



    HARTFORD GLOBAL LEADERS HLS FUND -- Seeks growth of capital by investing primarily in equity securities issued by U.S. companies and non-U.S. companies.



    HARTFORD HIGH YIELD HLS FUND -- Seeks high current income by investing in non-investment grade fixed-income securities. Growth of capital is a secondary objective.



    HARTFORD GROWTH AND INCOME HLS FUND -- Seeks growth of capital and current income by investing primarily in equity securities with earnings growth potential and steady or rising dividends.



    HARTFORD INDEX HLS FUND -- Seeks to provide investment results that approximate the price and yield performance of publicly traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index.* Sub-advised by HIMCO.



    HARTFORD INTERNATIONAL ADVISERS HLS FUND -- Seeks maximum long-term total return consistent with prudent investment risk by investing in a portfolio of equity, debt and money market securities. Securities in which the Fund invests primarily will be denominated in non-U.S. currencies and will be traded in non-U.S. markets. Sub-advised by Wellington Management.



    HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND -- Seeks growth of capital by investing primarily in equity securities issued by non-U.S. companies. Sub-advised by Wellington Management.



    HARTFORD MIDCAP HLS FUND -- Seeks to achieve long-term capital growth through capital appreciation by investing primarily in equity securities. Sub-advised by Wellington Management.



    HARTFORD MORTGAGE SECURITIES HLS FUND -- Seeks maximum current income consistent with safety of principal and maintenance of liquidity by investing primarily in mortgage-related securities, including securities issued by the Government National Mortgage Association. Sub-advised by HIMCO.



    HARTFORD SMALL COMPANY HLS FUND -- Seeks growth of capital by investing primarily in equity securities selected on the basis of potential for capital appreciation. Sub-advised by Wellington Management.



    HARTFORD STOCK HLS FUND -- Seeks long-term growth by investing primarily in equity securities. Sub-advised by Wellington Management.



    HARTFORD MONEY MARKET HLS FUND -- Seeks maximum current income consistent with liquidity and preservation of capital. Sub-advised by HIMCO.



    MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding, as disclosed in the Funds' prospectus.



    VOTING RIGHTS -- We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:



- Notify you of any Fund shareholders' meeting if the shares held for your Contract may be voted.



- Send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract.



- Arrange for the handling and tallying of proxies received from Contract
  Owners.



* "STANDARD & POOR'S-REGISTERED TRADEMARK-," "S&P-REGISTERED TRADEMARK-," "S&P 500-REGISTERED TRADEMARK-," "STANDARD & POOR'S 500," AND "500" ARE TRADEMARKS OF THE MCGRAW-HILL COMPANIES, INC. AND HAVE BEEN LICENSED FOR USE BY HARTFORD. THE INDEX FUND IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY STANDARD & POOR'S AND STANDARD & POOR'S MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE INDEX FUND.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   13
--------------------------------------------------------------------------------


- Vote all Fund shares attributable to your Contract according to instructions received from you, and



- Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.



    If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any Shareholder Meeting at which shares held for your Contract may be voted. After we begin to make Annuity Payouts to you, the number of votes you have will decrease.



    SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- We reserve the right, subject to any applicable law, to make certain changes to the Funds offered under Your Contract. We may, in our sole discretion, establish new Funds. New Funds will be made available to existing Contract Owners as we determine appropriate. We may also close one or more Funds to additional Payments or transfers from existing Sub-Accounts.



    We reserve the right to eliminate the shares of any of the Funds for any reason and to substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the Investment Company Act of 1940 (the "1940 Act"), substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the Commission and we have notified you of the change.



    In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Contracts Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.



                        PERFORMANCE RELATED INFORMATION



    The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.



    When a Sub-Account advertises its STANDARDIZED TOTAL RETURN, it will usually be calculated for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period.



    The Separate Account may also advertise NON-STANDARD TOTAL RETURNS THAT PRE-DATE THE INCEPTION DATE OF THE SEPARATE ACCOUNT. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. These non-standardized returns must be accompanied by standardized total returns.



    If applicable, the Sub-Accounts may advertise YIELD IN ADDITION TO TOTAL RETURN. The yield will be computed in the following manner: The net investment income per unit earned during a recent one month period is divided by the unit value on the last day of the period. This figure includes the recurring charges at the Separate Account level.



    The Money Market Fund Sub-Account may advertise YIELD AND EFFECTIVE YIELD. The yield of a Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Sub-Account units and thus compounded in the course of a 52-week period. Yield and effective yield include the recurring charges at the Separate Account level.



    The Separate Account may also disclose YIELD for periods prior to the date the Separate Account commenced operations. For these periods, performance information for the Sub-Accounts will be calculated based on the performance of the underlying Funds and the assumption that the Sub-Accounts were in existence for the same periods as those of the underlying Funds, with a level of charges equal to those currently assessed against the Sub-Accounts. In advertising, these disclosures will always be accompanied by the yield for the period since the inception of the Separate Account. No yield disclosure for periods prior to the date of the Separate Account will be used with out the yield disclosure for periods as of the inception of the Separate Account.



    We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as systematic investing, Dollar Cost Averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and

14                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


tax and retirement planning, and other investment alternatives, including comparisons between the Contract and the characteristics of and market for such alternatives.



                                  THE CONTRACT



                          PURCHASES AND CONTRACT VALUE



WHAT TYPES OF CONTRACTS ARE AVAILABLE?



    The Contract is an individual tax-deferred variable annuity contract. It is designed for retirement planning purposes and may be purchased by any individual or trust, including:



- Any trustee or custodian for a retirement plan qualified under Sections 401(a) or 403(a) of the Code;



- Individual Retirement Annuities adopted according to Section 408 of the Code;



- Employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state, and



- Certain eligible deferred compensation plans as defined in Section 457 of the Code.



    The examples above represent Qualified Contracts, as defined by the Code. In addition, individuals and trusts can also purchase Contracts that are not part of a tax qualified retirement plan. These are known as Non-Qualified Contracts.



HOW DO I PURCHASE A CONTRACT?



    You may purchase a Contract by completing and submitting an application or an order request along with a Premium Payment. You may also transfer assets from an existing investment. The minimum Premium Payment is $25,000. No additional Premium Payments may be made. Prior approval is required for Premium Payments of $1,000,000 or more.



    You and your Annuitant must not be older than age 90 on the date that your Contract is issued. You must be of legal age in the state where the Contract is being purchased or a guardian must act on your behalf.



HOW ARE PREMIUM PAYMENTS APPLIED TO MY CONTRACT?



    Your initial Premium Payment will be invested within two Valuation Days of our receipt of a properly completed application or an order request and the Premium Payment. If we receive your Premium Payment on a Non-Valuation Day, the amount will be invested on the next Valuation Day. We will send you a confirmation when we invest your Premium Payment.



    If the request or other information accompanying the Premium Payment is incomplete when received, we will hold the money in a non-interest bearing account for up to five Valuation Days while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Premium Payment and explain why the Premium Payment could not be processed or keep the Premium Payment if you authorize us to keep it until you provide the necessary information.



CAN I CANCEL MY CONTRACT AFTER I PURCHASE IT?



    We want you to be satisfied with the Contract you have purchased. We urge you to closely examine its provisions. If for any reason you are not satisfied with your Contract, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your Contract. We will not deduct any Contingent Deferred Sales Charges during this time. We may require additional information, including a signature guarantee, before we can cancel your Contract.



    You bear the investment risk from the time the Contract is issued until we receive your complete cancellation request.



    The amount we pay you upon cancellation depends on the requirements of the state where you purchased your Contract, the method of purchase, the type of Contract you purchased and your age.



HOW IS THE VALUE OF MY CONTRACT CALCULATED BEFORE THE INCOME START DATE?



    The Contract Value is the sum of all Accounts. There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit Value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. Therefore, on any Valuation Day your Contract Value reflects the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.



    When your Premium Payment is credited to your Sub-Accounts, it is converted into Accumulation Units by dividing the amount of your Premium Payment, minus any Premium Taxes, by the Accumulation Unit Value for that day. The larger the Premium Payment you put into your Contract, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting Surrenders, transferring money out of an Account, settling a Death Benefit claim or by annuitizing your Contract.



    To determine the current Accumulation Unit Value, we take the prior Valuation Day's Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   15
--------------------------------------------------------------------------------


    The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:



- The net asset value per share of each Fund held in the Sub-Account at the end of the current Valuation Day divided by



- The net asset value per share of each Fund held in the Sub-Account at the end of the prior Valuation Day; minus



- The daily mortality and expense risk charge adjusted for the number of days in the period, and any other applicable charge.



CAN I TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?



    TRANSFERS BETWEEN SUB-ACCOUNTS -- You may transfer from one Sub-Account to another before and after the Income Start Date at no extra charge. Your transfer request will be processed on the day that it is received as long as it is received on a Valuation Day before the close of the New York Stock Exchange. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.



    SUB-ACCOUNT TRANSFER RESTRICTIONS -- We reserve the right to limit the number of transfers to 12 per Contract Year, with no transfers occurring on consecutive Valuation Days. We also have the right to restrict transfers if we believe that the transfers could have an adverse effect on other Contract Owners. In all states except New York, Florida, Maryland and Oregon, we may:



- Require a minimum time period between each transfer,



- Limit the dollar amount that may be transferred on any one Valuation Day, and



- Not accept transfer requests from an agent acting under a power of attorney for more than one Contract Owner.



    We also have a restriction in place that involves individuals who act under a power of attorney for multiple Contract Owners. If the value of the Contract Owners' Accounts add up to more than $2 million, we will not accept transfer instructions from the power of attorney unless the power of attorney has entered into a Third Party Transfer Services Agreement with us.



    Some states may have different restrictions.



    POWER OF ATTORNEY -- You may authorize another person to make transfers on your behalf by submitting a completed Power of Attorney form. Once we have the completed form on file, we will accept transfer instructions, subject to our transfer limitations, from your designated third party until we receive new instructions in writing from you. You will not be able to make transfers or other changes to your Contract if you have authorized someone else to act under a Power of Attorney.



                                CHARGES AND FEES



    There are 3 charges and fees associated with the Contract:



1. THE CONTINGENT DEFERRED SALES CHARGE



    The Contingent Deferred Sales Charge is deducted only under the Payments Guaranteed for a Specified Number of Years Annuity Payout Option. It covers some of the expenses relating to the sale and distribution of the Contract, including commissions paid to registered representatives and the cost of preparing sales literature and other promotional activities.



    We assess a Contingent Deferred Sales Charge when you request a full or partial Surrender under the Payments Guaranteed for a Specified Number of Years Annuity Payout Option. The Contingent Deferred Sales Charge will not exceed the total amount of the Premium Payments made. The longer you leave your Premium Payment in the Contract, the lower the Contingent Deferred Sales Charge will be when you Surrender.



    The Contingent Deferred Sales Charge is a percentage of the Commuted Value and is equal to:



          CONTRACT
            YEAR
          SURRENDER
          CHARGE AS
              A
          PERCENTAGE         CONTINGENT
             OF              DEFERRED
          COMMUTED           SALES
          VALUE              CHARGE
          ---------          ---
              1              6%
              2              6%
              3              5%
              4              5%
              5              4%
              6              3%
              7              2%
          8 or more          0%



THE FOLLOWING SITUATIONS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:



- Upon death of the Annuitant or Contract Owner



- Upon cancellation during the Right to Cancel Period



2. MORTALITY AND EXPENSE RISK CHARGE



    For assuming mortality and expense risks under the Contract, we deduct a daily charge at the rate of 1.25% per year of Sub-Account Value (estimated at
 .90% for mortality and .35% for expenses). The mortality and expense risk charge is broken into charges for mortality risks and for an expense risk:



- MORTALITY RISK -- The primary mortality risk that we assume is made once Annuity Payouts have begun. Once Annuity Payouts have begun, we may be required to make

16                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


  Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. We would be required to make these payments if the Payout Option chosen is the Life Annuity, Life Annuity With Payments for a Period Certain or Joint and Last Survivor Life Annuity Payout Option. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.



    For the Payments Guaranteed for a Specified Number of Years Annuity Payout Option, we must cover any difference between the Death Benefit paid and the Surrender Value. These differences may occur in periods of declining value or periods when the Contingent Deferred Sales Charges would have been deducted. The risk that we bear during this period is that actual mortality rates, in aggregate, may be higher than expected.



- EXPENSE RISK -- We also bear an expense risk that the Contingent Deferred Sales Charges collected before the Income Start Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.



    Although variable Annuity Payouts will fluctuate with the performance of the underlying Fund selected, your Annuity Payouts will NOT be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and expense risk charge enables us to keep our commitments and to pay you as planned.



3. PREMIUM TAX



    We deduct Premium Taxes, if required, by a state or other government agency. Some states collect the taxes when Premium Payments are made; others collect at Annuitization. Since we pay Premium Taxes when they are required by applicable law, we may deduct them from your Contract when we pay the taxes, upon Surrender, or on the Annuity Calculation Date. The Premium Tax rate varies by state or municipality. Currently, the maximum rate charged by any state is 3.5% and 4% in Puerto Rico.



    CHARGES AGAINST THE FUNDS -- The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund shares reflects investment advisory fees and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds' prospectuses accompanying this Prospectus.



    WE MAY OFFER, IN OUR DISCRETION, REDUCED FEES AND CHARGES INCLUDING, BUT NOT LIMITED TO CONTINGENT DEFERRED SALES CHARGES AND THE MORTALITY AND EXPENSE RISK CHARGE FOR CERTAIN CONTRACTS (INCLUDING EMPLOYER SPONSORED SAVINGS PLANS) WHICH MAY RESULT IN DECREASED COSTS AND EXPENSES. REDUCTIONS IN THESE FEES AND CHARGES WILL NOT BE UNFAIRLY DISCRIMINATORY AGAINST ANY CONTRACT OWNER.



                                 DEATH BENEFIT



WHAT IS THE DEATH BENEFIT AND HOW IS IT CALCULATED?



    The Death Benefit is the amount we will pay upon the death of the Contract Owner or the Annuitant. The Death Benefit is calculated when we receive a certified death certificate or other legal document acceptable to us.



    BEFORE THE INCOME START DATE -- If the Contract Owner dies before the Income Start Date, the Death Benefit will be equal to the Contract Value on the date the certified death certificate or other legal document acceptable to us is received. The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered.



    ON OR AFTER THE INCOME START DATE -- If the Annuitant dies on or after the Income Start Date, the Death Benefit will be paid according to the Annuity Payout Option selected. Under some Annuity Payout Options, there is no Death Benefit.



    Under the Payments Guaranteed for a Specified Number of Years Annuity Payout Option on or after the Income Start Date, the Death Benefit is the greater of:



X  Commuted Value



X  100% of the Premium Payment minus all Annuity Payouts made since the Income
    Start Date; or



X  the Maximum Anniversary Value.



    As of the date we receive a certified death certificate or other legal document acceptable to us, we will calculate an Anniversary Value for each Contract Anniversary. The highest Anniversary Value is the Maximum Anniversary Value. The Maximum Anniversary Value is only calculated until the earlier of the Contract Owner or Annuitant's 81st birthday or death.



HOW IS THE DEATH BENEFIT PAID?



    The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary's instructions. If we receive the complete instructions on a Non-Valuation Day, computations will take place on the next Valuation Day. Until complete instructions are received from the Beneficiary, the Death Benefit will be transferred to the Money Market Sub-Account.



    The Beneficiary may elect under the Annuity Payout Option "Death Benefit Remaining with the Company" to

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   17
--------------------------------------------------------------------------------


leave proceeds from the Death Benefit with us for up to five years from the date of the Contract Owner's death if the Contract Owner died before the Income Start Date. Once we receive a certified death certificate or other legal documents acceptable to us, the Beneficiary can: (a) make Sub-Account transfers and (b) take a full Surrender without paying Contingent Deferred Sales Charges.



    REQUIRED DISTRIBUTIONS: If the Annuitant dies before the Income Start Date, the Death Benefit must be distributed within five years after death. The Beneficiary can choose any Annuity Payout Option that results in complete Annuity Payout within five years.



    If the Contract Owner dies on or after the Income Start Date under an Annuity Payout Option with a Death Benefit, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Contract Owner's death.



    If the Contract Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Contract Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Contract Owner.



WHO WILL RECEIVE THE DEATH BENEFIT?



    The distribution of the Death Benefit is based on whether death is before, on or after the Income Start Date.



IF DEATH OCCURS BEFORE THE INCOME START DATE:



IF THE DECEASED IS THE .  AND . . .                   AND . . .                   THEN THE . . .
 . .
Contract Owner            There is a surviving joint  The Annuitant is living or  Joint Contract Owner
                          Contract Owner              deceased                    receives the Death
                                                                                  Benefit.
Contract Owner            There is no surviving       The Annuitant is living or  Designated Beneficiary
                          joint Contract Owner        deceased                    receives the Death
                                                                                  Benefit.
Contract Owner            There is no surviving       The Annuitant is living or  Contract Owner's estate
                          joint Contract Owner and    deceased                    receives the Death
                          the Beneficiary                                         Benefit.
                          predeceases the Contract
                          Owner
Annuitant                 The Contract Owner is                                   Death Benefit is paid to
                          living                                                  the Contract Owner and not
                                                                                  the designated
                                                                                  Beneficiary.



IF DEATH OCCURS ON OR AFTER THE INCOME START DATE:



IF THE DECEASED IS THE .  AND . . .                                  THEN THE . . .
 . .
Contract Owner                                                       Designated Beneficiary becomes the
                                                                     Contract Owner.
Annuitant                 The Contract Owner is living               Contract Owner receives the Death
                                                                     Benefit.
Annuitant                 The Annuitant is also the Contract Owner   Designated Beneficiary receives the Death
                                                                     Benefit.



    THESE ARE THE MOST COMMON DEATH BENEFIT SCENARIOS, HOWEVER, THERE ARE OTHERS. SOME OF THE ANNUITY PAYOUT OPTIONS MAY NOT RESULT IN A DEATH BENEFIT PAYOUT. IF YOU HAVE QUESTIONS ABOUT THESE AND ANY OTHER SCENARIOS, PLEASE CONTACT YOUR REGISTERED REPRESENTATIVE OR US.



WHAT SHOULD THE BENEFICIARY CONSIDER?



    ALTERNATIVES TO THE REQUIRED DISTRIBUTIONS: The selection of an Annuity Payout Option and the timing of the selection will have an impact on the tax treatment of the Death Benefit. To receive favorable tax treatment, the Annuity Payout Option selected: (a) cannot extend beyond the Beneficiary's life or life expectancy, and (b) must begin within one year of the date of death.



    If these conditions are not met, the Death Benefit will be treated as a lump sum payment for tax purposes. This sum will be taxable in the year in which it is considered received.



    SPOUSAL CONTRACT CONTINUATION -- If the Beneficiary is the Contract Owner's spouse, the Beneficiary may elect to continue the Contract as the contract owner, receive the death benefit in one lump sum payment or elect an Annuity Payout Option. Spousal continuation is available only once for each Contract.



                                   SURRENDERS



WHAT KINDS OF SURRENDERS ARE AVAILABLE?



    FULL SURRENDERS BEFORE THE INCOME START DATE: When you Surrender your Contract before the Income Start Date, the Surrender Value of the Contract will be made in a lump

18                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


sum payment. The Surrender Value is the Contract Value minus any applicable Premium Taxes, or Contingent Deferred Sales Charges. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.



    SURRENDERS AFTER THE INCOME START DATE: You may fully or partially Surrender your Contract on or after the Income Start Date only if you selected the Payments Guaranteed for a Specified Number of Years Annuity Payout Option. Under this option, we pay you the Commuted Value of your Contract minus any applicable Contingent Deferred Sales Charges. The Commuted Value is determined on the day we receive your written request for Surrender.



    PARTIAL SURRENDERS ARE ALLOWED AFTER THE INCOME START DATE IF YOU SELECTED THE PAYMENTS GUARANTEED FOR A SPECIFIED NUMBER OF YEARS ANNUITY PAYOUT OPTION, BUT CHECK WITH YOUR TAX ADVISER BECAUSE THERE MAY BE ADVERSE TAX CONSEQUENCES.



HOW DO I REQUEST A SURRENDER?



    Requests for Surrenders must be in writing. We will send your money within seven days of receiving complete instructions. However, we may postpone payment of Surrenders whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (b) the SEC permits and orders postponement or (c) the SEC determines that an emergency exists to restrict valuation.



    WRITTEN REQUESTS -- To request a Surrender, complete a Surrender Form or send us a letter, signed by you, stating:



- the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,



- your tax withholding amount or percentage, if any, and



- your mailing address.



    If there are joint Contract Owners, both must authorize all Surrenders. The partial Surrender will be taken in proportion to the value in each Account.



WHAT SHOULD BE CONSIDERED ABOUT TAXES?



    There are certain tax consequences associated with Surrenders:



    PRIOR TO AGE 59 1/2: If you make a Surrender prior to age 59 1/2, there may be adverse tax consequences including a10% federal income tax penalty on the taxable portion of the Surrender payment. Surrendering before age 59 1/2 may also affect the continuing tax-qualified status of some Contracts.



    WE DO NOT MONITOR SURRENDER REQUESTS. TO DETERMINE WHETHER A SURRENDER IS PERMISSIBLE, WITH OR WITHOUT FEDERAL INCOME TAX PENALTY, PLEASE CONSULT YOUR PERSONAL TAX ADVISER.



    MORE THAN ONE CONTRACT ISSUED IN THE SAME CALENDAR YEAR: If you own more than one contract issued by us or our affiliates in the same calendar year, then these contracts may be treated as one contract for the purpose of determining the taxation of distributions prior to the Income Start Date. Please consult your tax adviser for additional information.



    INTERNAL REVENUE CODE SECTION 403(B) ANNUITIES -- As of December 31, 1988, all section 403(b) annuities have limits on full Surrenders. Contributions to your Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless you are: (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or (e) experiencing a financial hardship (cash value increases may not be distributed for hardships prior to age 59 1/2). Distributions prior to age 59 1/2 due to financial hardship; unemployment or retirement may still be subject to a penalty tax of 10%.



    WE ENCOURAGE YOU TO CONSULT WITH YOUR TAX ADVISER BEFORE MAKING ANY SURRENDERS. PLEASE SEE THE "FEDERAL TAX CONSIDERATIONS" SECTION FOR MORE INFORMATION.



                                ANNUITY PAYOUTS



    THIS SECTION DESCRIBES WHAT HAPPENS WHEN WE BEGIN TO MAKE REGULAR ANNUITY PAYOUTS FROM YOUR CONTRACT. YOU, AS THE CONTRACT OWNER, SHOULD ANSWER FIVE
QUESTIONS:



1.  When do you want Annuity Payouts to begin?



2.  What Annuity Payout Option do you want to use?



3.  How often do you want to receive Annuity Payouts?



4.  Do you want to receive level monthly Annuity Payouts?



5.  What is the Assumed Investment Return?



6.  How are the variable dollar amount Annuity Payouts determined?



    Please check with your financial advisor to select the Annuity Payout Option that best meets your income needs.



1. WHEN DO YOU WANT ANNUITY PAYOUTS TO BEGIN?



    You select an Income Start Date and an Annuity Payout Option when you purchase your Contract. The Income Start Date is any date after the right to cancel period is over and no later than 60 days after your Contract is issued. Once selected, neither the Income Start Date nor your Annuity Payout Option can be changed.



    The Annuity Calculation Date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Income Start Date.



    All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Income Start Date. After the initial payout, if an Annuity Payout date falls on a

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   19
--------------------------------------------------------------------------------


Non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with only 28 days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.



2. WHICH ANNUITY PAYOUT OPTION DO YOU WANT TO USE?



    Your Contract contains the Annuity Payout Options described below. The Annuity Proceeds Settlement Option is an option that can be elected by the Beneficiary after the death of the Contract Owner and is described in the "Death Benefit" section. We may at times offer other Annuity Payout Options.



    OPTION 1: LIFE ANNUITY -- We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.



    OPTION 2 -- LIFE ANNUITY WITH CASH REFUND -- We will make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we pay the Beneficiary the Contract Value as of the Annuity Calculation Date, minus applicable Premium Taxes, and minus any Annuity Payouts already made. This Annuity Payout Option is only available if you select the 5% Assumed Investment Return.



    OPTION 3 -- LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR A SPECIFIED NUMBER OF YEARS -- We make monthly Annuity Payouts during the lifetime of the Annuitant but Annuity Payouts are at least guaranteed for a time period you select which is between 5 years and 100 years minus the age of Annuitant. If, at the death of the Annuitant, Annuity Payouts have been made for less than the time period selected, then the Beneficiary may elect to either continue the Annuity Payouts for the remainder of the period, receive the Commuted Value in one lump sum or take the Death Benefit.



    For Qualified Contracts, the Annuity Payout period remaining must be less than the life expectancy of the Annuitant when the Contact is issued.



    OPTION 4 -- JOINT AND LAST SURVIVOR LIFE ANNUITY -- We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts to the other Annuitant until that second Annuitant dies. When choosing this option, you must decide what will happen to the Annuity Payouts; either fixed or variable, after the first Annuitant dies. You must select Annuity Payouts that:



- Remain the same at 100%, or



- Decrease to 66.67%, or



- Decrease to 50%.



    For variable Annuity Payouts, these percentages represent Annuity Units; for fixed Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.



    OPTION 5 -- JOINT AND LAST SURVIVOR ANNUITY WITH PAYMENTS GUARANTEED FOR A SPECIFIED NUMBER OF YEARS -- We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living, but Annuity Payouts are at least guaranteed for a time period you select which is between 5 years and 100 years minus the age of younger Annuitant. When one Annuitant dies, we continue to make Annuity Payouts to the other Annuitant until that second Annuitant dies. If the Annuitant and the Joint Annuitant both die before Annuity Payouts have been made for less than the time period selected, then the Beneficiary may elect to either continue the Annuity Payouts for the remainder of the period or receive the Commuted Value in one lump sum.



    When choosing this option, you must decide what will happen to the Annuity Payouts; either fixed or variable, after the first Annuitant dies. You must select Annuity Payouts that:



- Remain the same at 100%, or



- Decrease to 66.67%, or



- Decrease to 50%.



    For variable Annuity Payouts, these percentages represent Annuity Units. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your Annuity Payouts will be higher while both Annuitants are alive.



    OPTION 6 -- PAYMENTS GUARANTEED FOR A SPECIFIED NUMBER OF YEARS -- We will make Annuity Payouts for the number of years that you select. You can select between 5 years and 100 years minus the age of the Annuitant. If the Annuitant dies before the specified number of years have passed, the Beneficiary may elect either to continue Annuity Payouts for the rest of the specified number of years, or receive the Commuted Value in one sum.



IMPORTANT INFORMATION:



- YOU CANNOT SURRENDER YOUR CONTRACT ONCE ANNUITY PAYOUTS BEGIN, UNLESS YOU HAVE SELECTED THE PAYMENTS GUARANTEED FOR A SPECIFIED NUMBER OF YEARS ANNUITY PAYOUT OPTION. A CONTINGENT DEFERRED SALES CHARGE MAY BE DEDUCTED.

20                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


3. HOW OFTEN DO YOU WANT THE PAYEE TO RECEIVE ANNUITY PAYOUTS?



    In addition to selecting an Income Start Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:



- monthly,



- quarterly,



- semi-annually, or



- annually.



    Once you select a frequency, it cannot be changed. If you do not make a selection, the Payee will receive monthly Annuity Payouts. You must select a frequency that results in an Annuity Payout of at least $50. If the amount falls below $50, we have the right to change the frequency to bring the Annuity Payout up to at least $50. For Contracts issued in New York, the minimum monthly Annuity Payout is $20.



4. DO YOU WANT TO RECEIVE LEVEL MONTHLY ANNUITY PAYOUTS?



    You may elect to receive Annuity Payouts that vary in amount each Contract Year, but are level each month throughout the Contract Year. We offer these level payouts on a monthly frequency only. You can begin receiving these level monthly Annuity Payouts on your Income Start Date or as of any anniversary of your Income Start Date. You can cancel these level Annuity Payouts by notifying us within 30 days of the anniversary of the Income Start Date.



    The level payouts are available only under the following Annuity Payout
Options:



- Life Annuity with Cash Refund



- Life Annuity with Payments Guaranteed for a Specified Number of Years



- Joint and Survivor Life Annuity with Payments Guaranteed for a Specified Number of Years



- Payments Guaranteed for a Specified Number of Years



    We will transfer the annual variable Annuity Payout amount to the General Account to provide your level monthly Annuity Payouts. The assets of the General Account are subject to the claims of our creditors. The level monthly Annuity Payouts will be calculated using a fixed interest rate which will be determined annually on each anniversary of your Income Start Date. The minimum interest rate will be 3%, compounded annually.



    In situations where we make Annuity Payouts based on the life of the Annuitant, we will calcuate the level monthly Annuity Payout using the mortality table listed in the Contract.



5. WHAT IS THE ASSUMED INVESTMENT RATE?



    The Assumed Investment Return ("AIR") is the investment return you select before we start to make Annuity Payouts. It is a critical assumption for calculating variable dollar amount Annuity Payouts. The first Annuity Payout will be based upon the AIR. The remaining Annuity Payouts will fluctuate based on the performance of the underlying Funds.



    Subject to the approval of your State, you can select one of three AIRs: 3%, 5% or 6%. The greater the AIR, the greater the initial Annuity Payout. A higher AIR may result in smaller potential growth in the Annuity Payouts. On the other hand, a lower AIR results in a lower initial Annuity Payout, but future Annuity Payouts have the potential to be greater.



    For example, if the second monthly Annuity Payout is the same as the first, the sub-accounts earned exactly the same return as the AIR. If the second monthly Annuity Payout is more than the first, the sub-accounts earned more than the AIR. If the second Annuity Payout is less than the first, the sub-account earned less than the AIR.



    Level variable dollar amount Annuity Payouts would be produced if the investment returns remained constant and equal to the AIR. In fact, Annuity Payouts will vary up or down as the investment rate varies up or down from the AIR.



6. HOW ARE VARIABLE-DOLLAR AMOUNT ANNUITY PAYOUTS DETERMINED?



    A variable-dollar amount Annuity Payout is based on the investment performance of the Sub-Accounts. The variable-dollar amount Annuity Payouts may fluctuate with the performance of the underlying Funds. To begin making variable-dollar amount Annuity Payouts, we convert the first Annuity Payout amount to a set number of Annuity Units and then price those units to determine the Annuity Payout amount. The number of Annuity Units that determines the Annuity Payout amount remains fixed unless you transfer units between Sub-Accounts.



    The dollar amount of the first variable Annuity Payout depends on:



- the Annuity Payout Option chosen,



- the Annuitant's attained age and gender (if applicable), and,



- the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table



- the Assumed Investment Return



    The total amount of the first variable-dollar amount Annuity Payout is determined by dividing the Contract Value minus any applicable Premium Taxes, by $1,000 and multiplying the result by the payment factor defined in the Contract for the selected Annuity Payout Option.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   21
--------------------------------------------------------------------------------


    The dollar amount of each subsequent variable-dollar amount Annuity Payout is equal to the total of:



    Annuity Units for each Sub-Account multiplied by Annuity Unit Value of each Sub-Account.



    The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the Annuity Unit factor found in your Contract, multiplied by the Annuity Unit Value for the preceding Valuation Period.



    TRANSFER OF ANNUITY UNITS: After the Income Start Date, you may transfer dollar amounts of Annuity Units from one Sub-Account to another. On the day you make a transfer, the dollar amounts are equal for both Sub-Accounts and the number of Annuity Units will be different. We will transfer the dollar amount of your Annuity Units the day we receive your written request if received before the close of the New York Stock Exchange. Otherwise, the transfer will be made on the next Valuation Day.



                               OTHER INFORMATION



                                   ASSIGNMENT



    Ownership of this Contract is generally assignable. However, if the Contract is issued to a tax qualified retirement plan, it is possible that the ownership of the Contract may not be transferred or assigned. An assignment of a Non-Qualified Contract may subject the Contract Values or Surrender Value to income taxes and certain penalty taxes.



                             CONTRACT MODIFICATION



    The Annuitant may not be changed. We may modify the Contract, but no modification will effect the amount or term of any Contract unless a modification is required to conform the Contract to applicable Federal or State law. No modification will effect the method by which Contract Values are determined.



                             HOW CONTRACTS ARE SOLD



    Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is an affiliate of Hartford. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as that of Hartford.



    The securities will be sold by salesperson of HSD who represent Hartford as insurance and variable annuity agents and who are registered representatives of Broker-Dealers who have entered into distribution agreements with HSD.



    HSD is registered with the Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc.



    Commissions will be paid by Hartford and will not be more than 6% of premium payments. From time to time, Hartford may pay or permit other promotional incentives, in cash or credit or other compensation.



    Broker-dealers or financial institutions are compensated according to a schedule set forth by HSD and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on premium payments made by policyholders or contract owners. This compensation is usually paid from the sales charges described in this prospectus.



    In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HSD, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for different broker-dealers or financial institutions, will be made by HSD, its affiliates or Hartford out of their own assets and will not effect the amounts paid by the policyholders or contract owners to purchase, hold or Surrender variable insurance products.



                                   YEAR 2000



    IN GENERAL -- The Year 2000 issue relates to the ability or inability of computer hardware, software and other information technology (IT) systems, as well as non-IT systems, such as equipment and machinery with imbedded chips and microprocessors, to properly process information and data containing or related to dates beginning with the year 2000 and beyond. The Year 2000 issue exists because, historically, many IT and non-IT systems that are in use today were developed years ago when a year was identified using a two-digit date field rather than a four-digit date field. As information and data containing or related to the century date are introduced to date sensitive systems, these systems may recognize the year 2000 as "1900", or not at all, which may result in systems processing information incorrectly. This, in turn, may significantly and adversely affect the integrity and reliability of information databases of IT systems, may cause the malfunctioning of certain non-IT systems, and may result in a wide variety of adverse consequences to a company. In addition, Year 2000 problems that occur with third parties with which a company does business, such as suppliers, computer vendors, distributors and others, may also adversely affect any given company.

22                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


    The integrity and reliability of Hartford's IT systems, as well as the reliability of its non-IT systems, are integral aspects of Hartford's business. Hartford issues insurance policies, annuities, mutual funds and other financial products to individual and business customers, nearly all of which contain date sensitive data, such as policy expiration dates, birth dates and premium payment dates. In addition, various IT systems support communications and other systems that integrate Hartford's various business segments and field offices. Hartford also has business relationships with numerous third parties that affect virtually all aspects of Hartford's business, including, without limitation, suppliers, computer hardware and software vendors, insurance agents and brokers, securities broker-dealers and other distributors of financial products, many of which provide date sensitive data to Hartford, and whose operations are important to Hartford's business.



    INTERNAL YEAR 2000 EFFORTS AND TIMETABLE -- Beginning in 1990, Hartford began working on making its IT systems Year 2000 ready, either through installing new programs or replacing systems. Since January 1998, Hartford's Year 2000 efforts have focused on the remaining Year 2000 issues related to IT and non-IT systems in all of Hartford's business segments. These Year 2000 efforts include the following five main initiatives: (1) identifying and assessing Year 2000 issues; (2) taking actions to remediate IT and non-IT systems so that they are Year 2000 ready; (3) testing IT and non-IT systems for Year 2000 readiness; (4) deploying such remediated and tested systems back into their respective production environments; and (5) conducting internal and external integrated testing of such systems. As of December 31, 1998, Hartford substantially completed initiatives (1) through (4) of its internal Year 2000 efforts. Hartford has begun initiative (5) and management currently anticipates that such activity will continue into the fourth quarter of 1999.



    THIRD PARTY YEAR 2000 EFFORTS AND TIMETABLE -- Hartford's Year 2000 efforts include assessing the potential impact on Hartford of third parties' Year 2000 readiness. Hartford's third party Year 2000 efforts include the following three main initiatives: (1) identifying third parties which have significant business relationships with Hartford, including, without limitation, insurance agents, brokers, third party administrators, banks and other distributors and servicers of financial products, and inquiring of such third parties regarding their Year 2000 readiness; (2) evaluating such third parties' responses to Hartford's inquiries; and (3) based on the evaluation of third party responses (or a third party's failure to respond) and the significance of the business relationship, conducting additional activities with respect to third parties as determined to be necessary in each case. These activities may include conducting additional inquiries, more in-depth evaluations of Year 2000 readiness and plans, and integrated IT systems testing. Hartford has completed the first third party initiative and, as of early 1999, had substantially completed evaluating third party responses received. Hartford has begun conducting the additional activities described in initiative (3) and management currently anticipates that it will continue to do so through the end of 1999. However, notwithstanding these third party Year 2000 efforts, Hartford does not have control over these third parties and, as a result, Hartford cannot currently determine to what extent future operating results may be adversely affected by the failure of these third parties to adequately address their Year 2000 issues.



    YEAR 2000 COSTS -- The costs of Hartford's Year 2000 program that were incurred through the year ended December 31, 1997 were not material to Hartford's financial condition or results of operations. The after-tax costs of Hartford's Year 2000 efforts for the year ended December 31, 1998 were approximately $3 million. Management currently estimates that after-tax costs related to the Year 2000 program to be incurred in 1999 will be less than $10 million. These costs are being expensed as incurred.



    RISKS AND CONTINGENCY PLANS -- If significant Year 2000 problems arise, including problems arising with third parties, failures of IT and non-IT systems could occur, which in turn could result in substantial interruptions in Hartford's business. In addition, Hartford's investing activities are an important aspect of its business and Hartford may be exposed to the risk that issuers of investments held by it will be adversely impacted by Year 2000 issues. Given the uncertain nature of Year 2000 problems that may arise, especially those related to the readiness of third parties discussed above, management cannot determine at this time whether the consequences of Year 2000 related problems that could arise will have a material impact on Hartford's financial condition or results of operations.



    Hartford is in the process of developing certain contingency plans so that if, despite its Year 2000 efforts, Year 2000 problems ultimately arise, the impact of such problems may be avoided or minimized. These contingency plans are being developed based on, among other things, known or reasonably anticipated circumstances and potential vulnerabilities. The contingency planning also includes assessing the dependency of Hartford's business on third parties and their Year 2000 readiness. Hartford currently anticipates that internal and external contingency plans will be substantially complete by the end of the second quarter of 1999. However, in many contexts, Year 2000 issues are dynamic, and ongoing assessments of business functions, vulnerabilities and risks must be made. As such, new contingency plans may be needed in the future and/or existing plans may need to be modified as circumstances warrant.



                           LEGAL MATTERS AND EXPERTS



    There are no material legal proceedings pending to which the Separate Account is a party.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   23
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    Counsel with respect to federal laws and regulations applicable to the issue and sale of the Contracts and with respect to Connecticut law is Lynda Godkin, Senior Vice President, General Counsel and Corporate Secretary, Hartford Life and Annuity Insurance Company, P.O. Box 2999, Hartford, Connecticut 06104-2999.



    The audited financial statements included in this registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. Reference is made to the report on the statutory financial statements of Hartford Life and Annuity Insurance Company which states the statutory financial statements are presented in accordance with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners and the State of Connecticut Insurance Department, and are not presented in accordance with generally accepted accounting principles. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.



                                MORE INFORMATION



    You may call your Representative if you have any questions or write or call us at the address below:



    Hartford Life and Annuity Insurance Company
    Attn: Individual Annuity Services
    P.O. Box 5085
    Hartford, Connecticut 06102-5085.
    Telephone:(800) 862-6668 (Contract Owners)
              (800) 862-7155 (Investment Consultants)



                           FEDERAL TAX CONSIDERATIONS



                                    GENERAL



    Since federal tax law is complex, the tax consequences of purchasing this contract will vary depending on your situation. You may need tax or legal advice to help you determine whether purchasing this contract is right for you.



    Our general discussion of the tax treatment of this contract is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this contract cannot be made in the prospectus. We also do not discuss state, municipal or other tax laws that may apply to this contract. For detailed information, you should consult with a qualified tax adviser familiar with your situation.



                            TAXATION OF HARTFORD AND
                              THE SEPARATE ACCOUNT



    The Separate Account is taxed as part of Hartford which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account is not separately taxed as a "regulated investment company" under subchapter M. Investment income and any realized capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the value of the Accumulation and Annuity Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.



    No taxes are due on interest, dividends and short-term or long-term capital gains earned by the Separate Account with respect to Qualified or Non-Qualified Contracts.



                           TAXATION OF PURCHASERS OF
                            NON-QUALIFIED CONTRACTS



    CORPORATIONS, TRUSTS AND OTHER NON-NATURAL PERSONS -- Code Section 72 contains provisions for contract owners which are not natural persons. Non-natural persons include corporations, trusts, limited liability companies, partnerships and other types of legal entities. The tax rules for contracts owned by non-natural persons are different from the rules for contracts owned by individuals. For example, the annual net increase in the value of the contract is currently includible in the gross income of a non-natural person, unless the non-natural person holds the contract as an agent for a natural person. There are additional exceptions from current inclusion for:



- certain annuities held by structured settlement companies,



- certain annuities held by an employer with respect to a terminated qualified retirement plan and



- certain immediate annuities.



    A non-natural person which is a tax-exempt entity for federal tax purposes will not be subject to income tax as a result of this provision.



    If the contract owner is a non-natural person, the primary annuitant is treated as the contract owner in applying mandatory distribution rules. These rules require that certain distributions be made upon the death of the contract owner. A change in the primary annuitant is also treated as the death of the contract owner.



    NATURAL PERSONS -- Section 72 generally provides that a Contract Owner is not taxed on increases in the value of the Contract until an amount distributed from the Contract is received (or deemed received) by the Contract Owner,

24                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


either in the form of Annuity Payments, as contemplated by the Contract, or in some other form (i.e., surrender or Death Benefit). However, this tax deferral generally applies only if: (1) the investments in the Separate Account are "adequately diversified" in accordance with Treasury Department regulations, (2) Hartford, rather than the Contract Owner, is considered the owner of such assets for federal income tax purposes, and (3) certain distribution requirements are met in the event that the Contract Owner dies. These requirements are discussed further under the caption "Tax Status of the Contract" below.



    DISTRIBUTIONS PRIOR TO THE INCOME START DATE -- The Contract does not permit partial withdrawals or partial surrenders or loans. If, however, a Contract is surrendered prior to the Income Start Date, amounts received by the Contract Owner are includable in his or her income to the extent that such amounts exceed the "investment in the contract." For this purpose, the investment in the contract at any time equals the Premium Payment (to the extent that such Payment was neither deductible when made nor excludable from income as, for example, in the case of certain contributions to Qualified Contracts), less any amounts previously received from the Contract which were not includable in income. Also, the Surrender Value may be subject to a penalty tax, described below. In general, an assignment of the Contract (or other change of ownership) without full and adequate consideration will be treated as a distribution from the Contract and taxed in the same manner as a surrender (except where the Contract is transferred between spouses or incident to a divorce).



    The Contract provides that upon the death of Contract Owner, Annuitant or Joint Annuitant, the Beneficiary will receive the Contract Value. This distribution is includable in the Beneficiary's income as follows: (1) if distributed in a lump sum, it is taxed in the same manner as a surrender, (2) if it is distributed in the form of Annuity Payments, it is taxed in the same manner as Annuity Payments (see below).



    DISTRIBUTIONS AFTER THE INCOME START DATE -- The portion of each Annuity Payment taxable as ordinary income is equal to the excess of the Annuity Payment over the "exclusion amount." The "exclusion amount" is the investment in the Contract (described above), adjusted for any guaranteed period, divided by the number of Annuity Payments expected to be made (determined by Treasury Department regulations that take into account the Annuitant's life expectancy and the Annuity Payment Option elected). After the dollar amount of the investment in the Contract, adjusted for any guaranteed period, is deemed to be recovered, the entire amount of each Annuity Payment is fully includable in income. Nonetheless, should the Annuity Payments cease before the adjusted investment in the Contract is fully recovered, a deduction is allowed for the unrecovered amount of the adjusted investment in the Contract. Where a guaranteed period of Annuity Payments is selected and the Annuitant does not live to the end of that period, the Annuity Payments for the remainder of the period are includable in income as follows: (1) if distributed in a lump sum, they are included in income to the extent that they exceed the unrecovered investment in the Contract at that time, or (2) if received as Annuity Payments, they are fully excluded from income until the remaining investment in the Contract is deemed to be recovered. All Annuity Payments thereafter are fully includable in income.



    PENALTY TAX ON CERTAIN DISTRIBUTIONS -- Distributions received (or deemed received) from a Contract (before or after the Income Start Date) may be subject to a penalty tax equal to 10% of the amount treated as taxable income. In general, however, there is no penalty tax on distributions:



    1. made on or after a taxpayer reaches age 59 1/2;



    2. made on or after the death of the Contract Owner;



    3. attributable to a taxpayer's becoming disabled;



    4. that are part of a series of substantially equal periodic payments (not less frequently than annually) for the life (or the life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her designated beneficiary;



    5. made under certain annuities issued in connection with structured settlement agreements; and



    6. made under an annuity contract that is purchased with a single premium payment when the annuity date is no later than a year from purchase and substantially equal periodic payments are made, not less frequently than annually, during the annuity payment period.



    AGGREGATION OF TWO OR MORE CONTRACTS -- All non-qualified deferred annuity contracts that are issued by Hartford (or its affiliates) to the same owner during any calendar year are treated as one annuity contract for purposes of determining the amount includable in gross income under Section 72(e) of the Code. The effects of this rule are not yet clear; however, it could affect the time when income is taxable and the amount that might be subject to the 10% penalty tax described above. In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of Section 72(e) of the Code through the serial purchase of annuity contracts or otherwise. There may also be other situations in which the Treasury Department may conclude that it would be appropriate to aggregate two or more deferred or immediate annuity contracts purchased by the same owner. Accordingly, a Contract Owner should consult a competent tax adviser before purchasing more than one annuity contract in a calendar year.



    POSSIBLE CHANGES IN TAXATION -- In past years, legislation has been proposed that would have adversely modified the

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   25
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federal taxation of certain annuity contracts. For example, one such proposal would have changed the tax treatment of non-qualified annuities that did not have "substantial life contingencies" by taxing income as it is credited to the annuity contract. Although as of the date of this Prospectus Congress is not considering any legislation regarding taxation of annuity contracts, there is always the possibility that the tax treatment of annuities could change by legislation or other means (such as IRS regulations, revenue rulings, judicial decisions, etc.). Moreover, it is also possible that any change could be retroactive (that is, effective prior to the date of the change).



    CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS -- Section 1035 of the Code generally provides that no gain or loss shall be recognized on the exchange of one annuity contract for another. If the surrendered contract was issued prior to August 14, 1982, the tax rules formerly provided that the surrender was taxable only to the extent the amount received exceeds the owner's investment in the contract will and continue to apply to amounts allocable to investments in that contract prior to August 14, 1982. In contrast, contracts issued after January 19, 1985 in a Code Section 1035 exchange are treated as new contracts for purposes of the penalty and distribution-at-death rules. Special rules and procedures apply to Section 1035 transactions. Prospective Contract Owners wishing to take advantage of Section 1035 should consult their tax adviser.



    TAX STATUS OF THE CONTRACTS -- The foregoing discussion assumes that the Contracts qualify as "annuity contracts" for federal income tax purposes under the Code.



    DIVERSIFICATION REQUIREMENTS -- The Code requires that investments supporting your contract be adequately diversified. Code Section 817 provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.



    The Treasury Department's diversification regulations require, among other things, that:



- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,



- no more than 70% is represented by any two investments,



- no more than 80% is represented by any three investments and



- no more than 90% is represented by any four investments.



    In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.



    A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the company or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.



    We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all contracts subject to the diversification requirements in a manner that will maintain adequate diversification.



    OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT -- In order for a variable annuity contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by the contract owner. It is unclear under what circumstances an investor is considered to have enough control over the assets in the separate account to be considered the owner of the assets for tax purposes.



    The IRS has issued several rulings discussing investor control. These rulings say that certain incidents of ownership by the contract owner, such as the ability to select and control investments in a separate account, will cause the contract owner to be treated as the owner of the assets for tax purposes.



    In its explanation of the diversification regulations, the Treasury Department recognized that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under Section 817(d), relating to the definition of variable contract."



    The final regulations issued under Section 817 did not provide guidance regarding investor control, and as of the

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26                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


date of this prospectus, guidance has yet to be issued. We do not know if additional guidance will be issued. If guidance is issued, we do not know if it will have a retroactive effect.



    Due to the lack of specific guidance on investor control, there is some uncertainty about when a contract owner is considered the owner of the assets for tax purposes. We reserve the right to modify the contract, as necessary, to prevent you from being considered the owner of assets in the separate account.


    REQUIRED DISTRIBUTIONS -- In order to be treated as an annuity contract for federal income tax purposes, Section 72(s) of the Code requires any Non-Qualified Contract to provide that: (a) if any Contract Owner dies on or after the Income Start Date but prior to the time the entire interest in the Contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that Contract Owner's death; and (b) if any Contract Owner dies prior to the Income Start Date, the entire interest in the Contract will be distributed within five years after the date of the Contract Owner's death. These requirements will be considered satisfied as to any portion of the Contract Owner's interest that is payable to or for the benefit of a "designated beneficiary," and that is distributed over the life of such Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of that Contract Owner's death. The Contract Owner's "designated beneficiary" is the person designated by such Contract Owner as a Beneficiary and must be a natural person. However, if the Contract Owner's sole designated beneficiary is the surviving spouse of the Contract Owner, the Contract may be continued with the surviving spouse as the new Contract Owner. This spousal continuation shall apply only once for this contract. The requirements further provide that if the Contract Owner is not an individual, the primary Annuitant shall be treated as the Contract Owner for purposes of making distributions that are required to be made upon the death of the Contract Owner. If there is a change in the primary Annuitant, such change shall be treated as the death of the Contract Owner. The Contract does not permit a change of the Annuitants, however.



    Non-Qualified Contracts contain provisions that are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. Hartford will review such provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise.



                      CONTRACT OWNERS THAT ARE NONRESIDENT
                         ALIENS OR FOREIGN CORPORATIONS



    The discussion above provides general information regarding U.S. federal income tax consequences to Contract Owners that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to Hartford. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to the purchase of a Contract.



                             OTHER TAX CONSEQUENCES



    As noted above, the foregoing comments about the federal tax consequences under these Contracts are not exhaustive, and special rules may apply to other tax situations not discussed in this Prospectus. Further, the federal income tax consequences discussed herein reflect Hartford's understanding of current law and the law may change. Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract depend on the individual circumstances of each Contract Owner or recipient of the distribution. In particular, gift and/or estate tax consequences may result in situations where the Contract Owner is not also the Annuitant, Payee, and Beneficiary. A competent tax adviser should be consulted for further information.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   27
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                                   APPENDIX I
              INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS



    This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. Because of the complexity of the federal tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.



    The federal tax rules applicable to owners of Contracts under tax-qualified retirement plans vary according to the type of plan as well as the terms and conditions of the plan itself. Contract owners, plan participants and beneficiaries are cautioned that the rights and benefits of any person may be controlled by the terms and conditions of the tax-qualified retirement plan itself, regardless of the terms and conditions of a Contract. We are not bound by the terms and conditions of such plans to the extent such terms conflict with a Contract, unless we specifically consent to be bound.



    Some tax-qualified retirement plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable law. Tax penalties may apply to transactions with respect to tax-qualified retirement plans if applicable federal income tax rules and restrictions are not carefully observed.



    We do not currently offer the Contracts in connection with all of the types of tax-qualified retirement plans discussed below and may not offer the Contracts for all types of tax-qualified retirement plans in the future.



    1. TAX-QUALIFIED PENSION OR PROFIT-SHARING PLANS -- Eligible employers can establish certain tax-qualified pension and profit-sharing plans under section 401 of the Code. Rules under section 401(k) of the Code govern certain "cash or deferred arrangements" under such plans. Rules under section 408(k) govern "simplified employee pensions." Tax-qualified pension and profit-sharing plans are subject to limitations on the amount that may be contributed, the persons who may be eligible to participate and the time when distributions must commence. Employers intending to use the Contracts in connection with tax-qualified pension or profit-sharing plans should seek competent tax and other legal advice.



    2. TAX SHELTERED ANNUITIES UNDER SECTION 403(B) -- Public schools and certain types of charitable, educational and scientific organizations, as specified in section 501(c)(3) of the Code, can purchase tax-sheltered annuity contracts for their employees. Tax-deferred contributions can be made to tax-sheltered annuity contracts under section 403(b) of the Code, subject to certain limitations. Generally, such contributions may not exceed the lesser of $10,000 (indexed) or 20% of the employee's "includable compensation" for such employee's most recent full year of employment, subject to other adjustments. Special provisions under the Code may allow some employees to elect a different overall limitation.



    Tax-sheltered annuity programs under section 403(b) are subject to a PROHIBITION AGAINST DISTRIBUTIONS FROM THE CONTRACT ATTRIBUTABLE TO CONTRIBUTIONS MADE PURSUANT TO A SALARY REDUCTION AGREEMENT, unless such distribution is made:



- after the participating employee attains age 59 1/2;



- upon separation from service;



- upon death or disability; or



- in the case of hardship (and in the case of hardship, any income attributable to such contributions may not be distributed).



    Generally, the above restrictions do not apply to distributions attributable to cash values or other amounts held under a section 403(b) contract as of December 31, 1988.



    3. DEFERRED COMPENSATION PLANS UNDER SECTION 457 -- A governmental employer or a tax-exempt employer other than a governmental unit can establish a Deferred Compensation Plan under section 457 of the Code. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. Employees and independent contractors performing services for a governmental or tax-exempt employer can elect to have contributions made to a Deferred Compensation Plan of their employer in accordance with the employer's plan and section 457 of the Code.



    Deferred Compensation Plans that meet the requirements of section 457(b) of the Code are called "eligible" Deferred Compensation Plans. Section 457(b) limits the amount of contributions that can be made to an eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is 33 1/3% of a participant's includable compensation (typically 25% of gross compensation) or, for 1999, $8,000 (indexed), whichever is less. The plan may provide for additional "catch-up" contributions during the three taxable years ending before the year in which the participant attains normal retirement age.

28                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


    All of the assets and income of an eligible Deferred Compensation Plan established by a governmental employer after August 20, 1996, must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, custodial accounts and certain annuity contracts are treated as trusts. Eligible Deferred Compensation Plans that were in existence on August 20, 1996 may be amended to satisfy the trust and exclusive benefit requirements any time prior to January 1, 1999, and must be amended not later than that date to continue to receive favorable tax treatment. The requirement of a trust does not apply to amounts under a Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Deferred Compensation Plan of a governmental employer if the Deferred Compensation Plan is not an eligible plan within the meaning of section 457(b) of the Code. In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.



    In general, distributions from an eligible Deferred Compensation Plan are prohibited under section 457 of the Code unless made after the participating employee:



- attains age 70 1/2,



- separates from service,



- dies, or



- suffers an unforeseeable financial emergency as defined in the Code.



    Under present federal tax law, amounts accumulated in a Deferred Compensation Plan under section 457 of the Code cannot be transferred or rolled over on a tax-deferred basis except for certain transfers to other Deferred Compensation Plans under section 457 in limited cases.



    4. INDIVIDUAL RETIREMENT ANNUITIES ("IRAS") UNDER
SECTION 408



    TRADITIONAL IRAS -- Eligible individuals can establish individual retirement programs under section 408 of the Code through the purchase of an IRA. Section 408 imposes limits with respect to IRAs, including limits on the amount that may be contributed to an IRA, the amount of such contributions that may be deducted from taxable income, the persons who may be eligible to contribute to an IRA, and the time when distributions commence from an IRA. Distributions from certain tax-qualified retirement plans may be "rolled-over" to an IRA on a tax-deferred basis.



    SIMPLE IRAS -- Eligible employees may establish SIMPLE IRAs in connection with a SIMPLE IRA plan of an employer under section 408(p) of the Code. Special rollover rules apply to SIMPLE IRAs. Amounts can be rolled over from one SIMPLE IRA to another SIMPLE IRA. However, amounts can be rolled over from a SIMPLE IRA to a Traditional IRA only after two years have expired since the employee first commenced participation in the employer's SIMPLE IRA plan. Amounts cannot be rolled over to a SIMPLE IRA from a qualified plan or a Traditional IRA. Hartford is a non-designated financial institution for purposes of the SIMPLE IRA rules.



    ROTH IRAS -- Eligible individuals may establish Roth IRAs under section 408A of the Code. Contributions to a Roth IRA are not deductible. Subject to special limitations, a Traditional IRA may be converted into a Roth IRA or a distribution from a Traditional IRA may be rolled over to a Roth IRA. However, a conversion or a rollover from a Traditional IRA to a Roth IRA is not excludable from gross income. If certain conditions are met, qualified distributions from a Roth IRA are tax-free.



    5. Federal Tax Penalties and Withholding -- Distributions from tax-qualified retirement plans are generally taxed as ordinary income under section 72 of the Code. Under these rules, a portion of each distribution may be excludable from income. The excludable amount is the portion of the distribution that bears the same ratio as the after-tax contributions bear to the expected return.



(A) PENALTY TAX ON EARLY DISTRIBUTIONS



    Section 72(t) of the Code imposes an additional penalty tax equal to 10% of the taxable portion of a distribution from certain tax-qualified retirement plans. However, the 10% penalty tax does not apply to a distributions that is:



- Made on or after the date on which the employee reaches age 59 1/2;



- Made to a beneficiary (or to the estate of the employee) on or after the death of the employee;



- Attributable to the employee's becoming disabled (as defined in the Code);



- Part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and his or her designated beneficiary;



- Except in the case of an IRA, made to an employee after separation from service after reaching age 55; or



- Not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year.



    In addition, the 10% penalty tax does not apply to a distribution from an IRA that is:



- Made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;



- Not in excess of the amount of certain qualifying higher education expenses, as defined by section 72(t)(7) of the Code; or

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   29
--------------------------------------------------------------------------------


- A qualified first-time homebuyer distribution meeting the requirements specified at section 72(t)(8) of the Code.



    If you are a participant in a SIMPLE IRA plan, you should be aware that the 10% penalty tax is increased to 25% with respect to non-exempt early distributions made from your SIMPLE IRA during the first two years following the date you first commenced participation in any SIMPLE IRA plan of your employer.



(B) MINIMUM DISTRIBUTION PENALTY TAX



    If the amount distributed is less than the minimum required distribution for the year, the Participant is subject to a 50% penalty tax on the amount that was not properly distributed.



    An individual's interest in a tax-qualified retirement plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of:



- the calendar year in which the individual attains age 70 1/2; or



- the calendar year in which the individual retires from service with the employer sponsoring the plan.



    The Required Beginning Date for an individual who is a five (5) percent owner (as defined in the Code), or who is the owner of an IRA, is April 1 of the calendar year following the calendar year in which the individual attains age
70 1/2.



    The entire interest of the Participant must be distributed beginning no later than the Required Beginning Date over:



- the life of the Participant or the lives of the Participant and the Participant's designated beneficiary, or



- over a period not extending beyond the life expectancy of the Participant or the joint life expectancy of the Participant and the Participant's designated beneficiary.



    Each annual distribution must equal or exceed a "minimum distribution amount" which is determined by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. In addition, minimum distribution incidental benefit rules may require a larger annual distribution.



    If an individual dies before reaching his or her Required Beginning Date, the individual's entire interest must generally be distributed within five years of the individual's death. However, this rule will be deemed satisfied, if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the beneficiary is the individual's surviving spouse, distributions may be delayed until the individual would have attained age 70 1/2.



    If an individual dies after reaching his or her Required Beginning Date or after distributions have commenced, the individual's interest must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.



(C) WITHHOLDING



    In general, regular wage withholding rules apply to distributions from IRAs and plans described in section 457 of the Code. Periodic distributions from other tax-qualified retirement plans that are made for a specified period of 10 or more years or for the life or life expectancy of the participant (or the joint lives or life expectancies of the participant and beneficiary) are generally subject to federal income tax withholding as if the recipient were married claiming three exemptions. The recipient of periodic distributions may generally elect not to have withholding apply or to have income taxes withheld at a different rate by providing a completed election form.



    Mandatory federal income tax withholding at a flat rate of 20% will generally apply to other distributions from such other tax-qualified retirement plans unless such distributions are:



- the non-taxable portion of the distribution;



- required minimum distributions; or



- direct transfer distributions.



    Direct transfer distributions are direct payments to an IRA or to another eligible retirement plan under Code section 401(a)(31).



    Certain states require withholding of state taxes when federal income tax is withheld.

30                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


                       ILLUSTRATIONS OF ANNUITY PAYMENTS
                     ASSUMING HYPOTHETICAL RATES OF RETURN



    The following graph has been prepared to show how investment performance could affect Variable Annuity Payments over time. The graph illustrates the Variable Annuity Payments of a Non-Qualified Contact under three rate of return scenarios. Of course, the illustrations merely represent what Variable Annuity Payments might be paid under a HYPOTHETICAL Non-Qualified Contract.



    WHAT THE GRAPHS ILLUSTRATE -- Each curve plotted on the graph illustrates the payments under a hypothetical Non-Qualified Contract (described in more detail below) assuming a different hypothetical rate of return for a single Sub-Account supporting the Contract by plotting one point for each contract year. Each such annual point on the graph represents the average of twelve monthly Variable Annuity Payments made in that contract year under the hypothetical Contract (hereinafter, an "Average Monthly Payment"). Each curve on the graph assumes that the initial Variable Annuity Payment under the hypothetical Contract is $1,000 (discussed in more detail below).



    HYPOTHETICAL RATES OF RETURN -- The Variable Annuity Payments reflect three different assumptions for a constant investment return before fees and expenses:
0%, 6% and 12%. Net of all expenses, these constant returns are: -1.85%, 4.04% and 9.93%. Average Monthly Payments reflect the assumed investment return net of all expenses of the illustrated Sub-Account (and the Funds) over the periods shown in each graph. Fund management fees and operating expenses are assumed to be at an annual rate of 0.62% of their average daily net assets. This is the weighted average of Fund expenses shown in the fee table on page 6. The mortality and expense risk charge is assumed to be at an annual rate of 1.25% of the illustrated Sub-Account's average daily net assets.



    Nevertheless, THE AVERAGE MONTHLY PAYMENTS DEPICTED IN THE GRAPH ARE BASED ON HYPOTHETICAL CONTRACTS AND HYPOTHETICAL INVESTMENT RESULTS AND ARE NOT PROJECTIONS OR INDICATIONS OF FUTURE RESULTS. HARTFORD DOES NOT GUARANTEE OR EVER SUGGEST THAT ANY SUB-ACCOUNT OR CONTRACT ISSUED BY IT WOULD GENERATE THESE OR SIMILAR AVERAGE MONTHLY PAYMENTS FOR ANY PERIOD OF TIME. THE GRAPHS ARE FOR ILLUSTRATION PURPOSES ONLY AND DO NOT REPRESENT FUTURE VARIABLE ANNUITY PAYMENTS OR FUTURE INVESTMENT RETURNS. Variable Annuity Payments under a real Contract may be more or less than those forming the basis for the Average Monthly Payments shown in these illustrations if the actual returns of the Sub-Accounts selected by a Contract Owner are different from the hypothetical returns. Because it is very likely that a Sub-Account's investment return will fluctuate over time, one can expect Variable Annuity Payments under a real Contract to fluctuate. Moreover, under a real Contract, the total amount of Variable Annuity Payments ultimately received by a Payee depends upon which Annuity Payment Option the Contract Owner selects and, for life contingent annuity payment options, how long the Annuitant lives. See "Annuity Payouts."



    ASSUMPTIONS ON WHICH THE HYPOTHETICAL CONTRACT IS BASED -- In order to illustrate a hypothetical Contract, Hartford had to make several assumptions about the Contract. These assumptions are that: (1) the hypothetical Contract is a Non-Qualified Contract, (2) the entire Contract Value of the hypothetical Contract is allocated (on the Annuity Calculation Date) to a Sub-Account having a constant investment return before fees and expenses of 0%, 6%, or 12%, (3) the Contract Owner selected an Assumed Investment Return of 5%, (4) the Contract Owner elects to receive monthly Variable Annuity Payments, and (5) the Contract Value (less any applicable Premium Tax) applied to the purchase of Annuity Units on the Annuity Calculation Date under the Annuity Payment Option selected results in an initial Variable Annuity Payment of $1,000.



    For a discussion of how a Contract Owner may elect to receive monthly, quarterly, semi-annual or annual Variable Annuity Payments, see "Annuity Payouts."



    ASSUMED INVESTMENT RETURN -- Among the most important factors that determine that amount of Variable Annuity Payments is the Assumed Investment Return selected by the Contract Owner. The hypothetical Contract has an Assumed Investment Return of 5%. Subject to state approval, a Contract Owner may, however, select a 3%, 5% or 6% Assumed Investment Return under a real Contract. Generally, Variable Annuity Payments will increase in size from one Income Payment Date to the next if the annualized net rate of return during that time is greater than the Assumed Investment Return, and will decrease if the annualized net rate of return over this period is less than the Assumed Investment Return. (The Assumed Investment Return is an important component of the Payment Factor.) For a detailed discussion of Assumed Investment Returns, see "Annuity Payouts."



    THE $1,000 INITIAL ANNUITY PAYMENT -- The hypothetical Contract has an initial Variable Annuity Payment of $1,000. The dollar amount of the first Variable Annuity Payment under a real Contract generally depends upon the Annuity Payment Option selected by the Contract Owner, the amount of Contract Value applied to purchase the Variable Annuity Payments, the annuity purchase rates in the Contract at the time it is purchased (i.e., the Payment Factor), the age of the Annuitant, and, in most cases (e.g., Non-Qualified Contracts), the sex of the Annuitant. For

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   31
--------------------------------------------------------------------------------


each of the illustrations, the entire Contract Value under the hypothetical Contract is allocated to a Sub-Account having a constant investment return before fees and expenses of 0%, 6%, or 12%. However, for a real Contract, Contract Value is often allocated among several Sub-Accounts prior to the Annuity Calculation Date. The dollar amount of the first Variable Annuity Payment attributable to each Sub-Account is determined under a real Contract by dividing the dollar amount of Contract Value (less applicable Premium Tax) applied to that Sub-Account on the Annuity Calculation Date by $1,000, and multiplying the result by the annuity Payment Factor in the Contract for the selected Annuity Payment Option. The dollar value of the first Variable Annuity Payment is the sum of the first Variable Annuity Payments attributable to each Sub-Account. For a detailed discussion of how the first Variable Annuity Payment is determined, see "Annuity Payouts."

32                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


                           HYPOTHETICAL ILLUSTRATIONS



HYPOTHETICAL 0% GROSS      HYPOTHETICAL 6% GROSS      HYPOTHETICAL 12% GROSS
         RATE                       RATE                       RATE
   AVERAGE MONTHLY            AVERAGE MONTHLY            AVERAGE MONTHLY
       PAYMENT                    PAYMENT                    PAYMENT
 FOR EACH YEAR SHOWN        FOR EACH YEAR SHOWN        FOR EACH YEAR SHOWN
    $1,000 INITIAL             $1,000 INITIAL             $1,000 INITIAL
   PAYMENT; 5% AIR            PAYMENT; 5% AIR            PAYMENT; 5% AIR
----------------------     ----------------------     ----------------------
             AVERAGE                    AVERAGE                    AVERAGE
 CONTRACT    MONTHLY        CONTRACT    MONTHLY        CONTRACT    MONTHLY
   YEAR      PAYMENT          YEAR      PAYMENT          YEAR      PAYMENT
----------  ----------     ----------  ----------     ----------  ----------
       1          970             1          996             1        1,022
       2          906             2          988             2        1,072
       3          847             3          980             3        1,125
       4          791             4          972             4        1,179
       5          740             5          964             5        1,237
       6          691             6          956             6        1,298
       7          646             7          948             7        1,361
       8          604             8          940             8        1,427
       9          564             9          932             9        1,497
      10          527            10          924            10        1,570
      11          493            11          917            11        1,647
      12          461            12          909            12        1,727
      13          430            13          902            13        1,812
      14          402            14          894            14        1,900
      15          376            15          887            15        1,993
      16          351            16          879            16        2,091
      17          328            17          872            17        2,193
      18          307            18          865            18        2,300
      19          287            19          858            19        2,412
      20          268            20          851            20        2,530


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            AVERAGE MONTHLY PAYMENT
Contract                          0%           6%          12%
Year                      Gross Rate   Gross Rate   Gross Rate
1                                970          996        1,022
2                                906          988        1,072
3                                847          980        1,125
4                                791          972        1,179
5                                740          964        1,237
6                                691          956        1,298
7                                646          948        1,361
8                                604          940        1,427
9                                564          932        1,497
10                               527          924        1,570
11                               493          917        1,647
12                               461          909        1,727
13                               430          902        1,812
14                               402          894        1,900
15                               376          887        1,993
16                               351          879        2,091
17                               328          872        2,193
18                               307          865        2,300
19                               287          858        2,412
20                               268          851        2,530

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   33
--------------------------------------------------------------------------------


                       ILLUSTRATIONS OF ANNUITY PAYMENTS
                         USING HISTORIC RATES OF RETURN



    The following graphs have been prepared to show how investment performance affects Variable Annuity Payments over time. These graphs illustrate the "performance" of a Non-Qualified Contract under which Variable Annuity Payments begin at the end of the month that the Contract was issued which is the same month that each Sub-Account illustrated began operations. Of course, Hartford did not sell Contracts prior to the date of this Prospectus (i.e., during any of the time periods shown) and therefore the illustrations merely represent what Variable Annuity Payments might have been under a hypothetical Non-Qualified Contract had one existed during the years shown.



    WHAT THE GRAPHS ILLUSTRATE -- Each graph illustrates the "performance" of a particular Sub-Account based on hypothetical Non-Qualified Contract (described in more detail below) by plotting one point for each calendar year since the Sub-Account began operations. Each such annual point on the graph represents the average of twelve monthly Variable Annuity Payments made in that year under the hypothetical Contract. Each graph assumes that the initial Variable Annuity Payment under the hypothetical Contract is $1,000 (discussed in more detail below). All of the graphs end on December 31, 1998. Where a Sub-Account began operations in mid-year, the point for the first year represents the average of monthly Variable Annuity Payments made (which is fewer than 12) under the hypothetical Contract during that year. The points therefore represent, in each case, the average monthly Variable Annuity Payment (hereinafter, an "Average Monthly Payment").



    Average Monthly Payments reflect the actual past investment return after all expenses of the Sub-Accounts over the periods shown in each graph. Nevertheless, THE AVERAGE MONTHLY PAYMENTS DEPICTED IN THE GRAPHS ARE BASED ON HYPOTHETICAL CONTRACTS AND PAST INVESTMENT RESULTS AND ARE NOT PROJECTIONS OR INDICATIONS OF FUTURE RESULTS. HARTFORD DOES NOT GUARANTEE OR EVEN SUGGEST THAT ANY CONTRACT ISSUED BY IT WOULD GENERATE THESE OR SIMILAR VARIABLE ANNUITY PAYMENTS FOR ANY PERIOD OF TIME. THE GRAPHS ARE FOR ILLUSTRATION PURPOSES ONLY AND DO NOT REPRESENT FUTURE VARIABLE ANNUITY PAYMENTS OR FUTURE INVESTMENT RETURNS. Variable Annuity Payments under a real Contract may be more or less than those forming the basis for the Average Monthly Payments shown in these illustrations if the actual returns of the Sub-Accounts selected by a Contract Owner are different from the past returns of the Sub-Accounts. Because it is very likely that a Sub-Account's investment return will fluctuate over time, one can expect Variable Annuity Payments under a real Contract to fluctuate. Moreover, under a real Contract, the total amount of Variable Annuity Payments ultimately received by a Payee depends upon which Annuity Payment Option the Contract Owner selects and, for life contingent annuity options, how long the Annuitant lives. (See "Annuity Payouts.")



    ASSUMPTIONS ON WHICH THE HYPOTHETICAL CONTRACT IS BASED -- In order to illustrate a hypothetical Contract, Hartford had to make several assumptions about the Contract. These assumptions are that: (1) the hypothetical Contract is a Non-Qualified Contract, (2) the entire Contract Value of the hypothetical Contract is allocated (on the Annuity Calculation Date) to the Sub-Account being illustrated, (3) the Contract Owner selected an Assumed Investment Return of 5%,
(4) the Contract Owner elects to receive monthly Variable Annuity Payments and elects an Income Start Date that is the last day of the month in which the Contract was issued, (5) the Contract Value (less any applicable premium tax) applied to the purchase of Annuity Units on the Annuity Calculation Date under the Annuity Payment Option selected results in an initial Variable Annuity Payment of $1,000, and (6) the Income Start Date is the last day of the month that the Sub-Account illustrated began operations. TO THE EXTENT THAT A REAL CONTRACT IS ISSUED BY HARTFORD ON A BASIS DIFFERENT FROM THE FOREGOING ASSUMPTIONS, THAT REAL CONTRACT WOULD HAVE HAD AVERAGE MONTHLY PAYMENTS DIFFERENT FROM THOSE ILLUSTRATED EVEN DURING THE PERIODS ILLUSTRATED.



    For a discussion of how a Contract Owner may elect to receive monthly, quarterly, semi-annual or annual Variable Annuity Payments, see "Annuity Payouts."



    ASSUMED INVESTMENT RETURN -- Among the most important factors that determine that amount of Variable Annuity Payments is the Assumed Investment Return selected by the Contract Owner. The hypothetical Contract has an Assumed Investment Return of 5%. Subject to state approval, a Contract Owner may, however, select a 3%, 5% or 6% Assumed Investment Return under a real Contract. Generally, Variable Annuity Payments will increase in size from one Income Payment Date to the next if the annualized net rate of return during that time is greater than the Assumed Investment Return, and will decrease if the annualized net rate of return over this period is less than the Assumed Investment Return. (The Assumed Investment Return is an important component of the Payment Factor.) For a detailed discussion of Assumed Investment Returns, see "Variable Annuity Payments." Standardized and non-standardized average annual total returns as well as the Sub-Account Annual Percentage Change column reflect the performance of the Sub-Account being illustrated without adjustment for an Assumed Investment Return.

34                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


    THE $1,000 INITIAL ANNUITY PAYMENT -- The hypothetical Contract has an initial Variable Annuity Payment of $1,000. The dollar amount of the first Variable Annuity Payment under a real Contract generally depends upon the Annuity Payment Option selected by the Contract Owner, the amount of Contract Value applied to purchase the Variable Annuity Payments, the annuity purchase rates in the Contract at the time it is purchased (i.e., the Payment Factor), the age of the Annuitant, and, in most cases (e.g., Non-Qualified Contracts), the sex of the Annuitant. For each of the illustrations, the entire Contract Value under the hypothetical Contract is allocated to the Sub-Account shown in the illustrations. However, for a real Contract, Contract Value is often allocated among several Sub-Accounts prior to the Annuity Calculation Date. The dollar amount of the first Variable Annuity Payment attributable to each Sub-Account is determined under a real Contract by dividing the dollar amount of Contract Value (less applicable Premium Tax) applied to that Sub-Account on the Annuity Calculation Date by $1,000, and multiplying the result by the annuity Payment Factor in the Contract for the selected Annuity Payment Option. The dollar value of the first Variable Annuity Payment is the sum of the first Variable Annuity Payments attributable to each Sub-Account. For a detailed discussion of how the first Variable Annuity Payment is determined, see "Annuity Payouts."

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   35
--------------------------------------------------------------------------------


                              ADVISERS SUB-ACCOUNT



          AVERAGE MONTHLY PAYMENT FOR EACH YEAR OR PARTIAL YEAR SHOWN
                         $1,000 INITIAL PAYMENT: 5% AIR
--------------------------------------------------------------------------------
                                    AVERAGE                        ANNUAL
      CALENDAR                      MONTHLY                     SUB-ACCOUNT
        YEAR                        PAYMENT                        RETURN
      --------                      --------                --------------------
               1977
               1978
               1979
               1980
               1981
               1982
               1983 *                         990                         1.26%
               1984                           948                         6.05%
               1985                         1,078                        25.26%
               1986                         1,253                        11.27%
               1987                         1,337                         4.66%
               1988                         1,322                        12.71%
               1989                         1,479                        20.24%
               1990                         1,459                         0.01%
               1991                         1,584                        18.88%
               1992                         1,630                         6.96%
               1993                         1,731                        10.86%
               1994                         1,688                        -3.94%
               1995                         1,821                        26.74%
               1996                         2,042                        15.14%
               1997                         2,384                        22.96%
               1998                         2,745                        23.11%



       NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
             FOR THE PERIODS ENDED 12/31/1998**
------------------------------------------------------------
       1 Year                                         23.11%
       5 Year                                         16.24%
      10 Year                                         13.66%
  Since Inception                                     12.52%



         STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
             FOR THE PERIODS ENDED 12/31/1998**
------------------------------------------------------------
       1 Year                                         17.11%
       5 Year                                         15.80%
      10 Year                                         13.66%
  Since Inception                                     12.52%


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            AVERAGE
CALENDAR    MONTHLY
  YEAR      PAYMENT
1977
1978
1979
1980
1981
1982
1983*            990
1984             948
1985           1,078
1986           1,253
1987           1,337
1988           1,322
1989           1,479
1990           1,459
1991           1,584
1992           1,630
1993           1,731
1994           1,688
1995           1,821
1996           2,042
1997           2,384
1998           2,745


 * Fund inception was 4/83. Therefore, the Average Monthly Payment represents the average monthly payment from April 1983 to December 1983. The Annual Sub-Account Return is based on the period from April 1983 to December 1983.


** Standardized Average Annual Total Returns differ from Non-Standardized
   Average Annual Total Returns in that the former reflect a deduction for the Contingent Deferred Sales Charge where the latter do not.

36                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


                        CAPITAL APPRECIATION SUB-ACCOUNT



          AVERAGE MONTHLY PAYMENT FOR EACH YEAR OR PARTIAL YEAR SHOWN
                         $1,000 INITIAL PAYMENT: 5% AIR
--------------------------------------------------------------------------------
                                    AVERAGE                        ANNUAL
      CALENDAR                      MONTHLY                     SUB-ACCOUNT
        YEAR                        PAYMENT                        RETURN
      --------                      --------                --------------------
               1977
               1978
               1979
               1980
               1981
               1982
               1983
               1984 *                       1,038                         9.16%
               1985                         1,237                        34.37%
               1986                         1,485                         7.65%
               1987                         1,496                        -5.55%
               1988                         1,451                        24.67%
               1989                         1,694                        22.60%
               1990                         1,550                       -12.02%
               1991                         1,852                        52.16%
               1992                         2,100                        15.55%
               1993                         2,492                        19.30%
               1994                         2,562                         1.26%
               1995                         2,897                        28.63%
               1996                         3,328                        19.20%
               1997                         3,881                        20.83%
               1998                         4,150                        14.04%



       NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
             FOR THE PERIODS ENDED 12/31/1998**
------------------------------------------------------------
       1 Year                                         14.04%
       5 Year                                         16.43%
      10 Year                                         17.08%
  Since Inception                                     16.16%



  STANDARDIZED AVERAGE ANNUAL TOTAL
               RETURNS
 FOR THE PERIODS ENDED 12/31/1998**
-------------------------------------
       1 Year                   8.04%
       5 Year                  15.99%
      10 Year                  17.08%
  Since Inception              16.16%


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            AVERAGE
CALENDAR    MONTHLY
  YEAR      PAYMENT
1977
1978
1979
1980
1981
1982
1983
1984*          1,038
1985           1,237
1986           1,485
1987           1,496
1988           1,451
1989           1,694
1990           1,550
1991           1,852
1992           2,100
1993           2,492
1994           2,562
1995           2,897
1996           3,328
1997           3,881
1998           4,150


 * Fund inception was 4/84. Therefore, the Average Monthly Payment represents the average monthly payment from April 1984 to December 1984. The Annual Sub-Account Return is based on the period from April 1984 to December 1984.


** Standardized Average Annual Total Returns differ from Non-Standardized
   Average Annual Total Returns in that the former reflect a deduction for the Contingent Deferred Sales Charge where the latter do not.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   37
--------------------------------------------------------------------------------


                        DIVIDEND AND GROWTH SUB-ACCOUNT



          AVERAGE MONTHLY PAYMENT FOR EACH YEAR OR PARTIAL YEAR SHOWN
                         $1,000 INITIAL PAYMENT: 5% AIR
--------------------------------------------------------------------------------
                                    AVERAGE                        ANNUAL
      CALENDAR                      MONTHLY                     SUB-ACCOUNT
        YEAR                        PAYMENT                        RETURN
      --------                      --------                --------------------
               1977
               1978
               1979
               1980
               1981
               1982
               1983
               1984
               1985
               1986
               1987
               1988
               1989
               1990
               1991
               1992
               1993
               1994 *                       1,024                        4.07%
               1995                         1,146                       34.68%
               1996                         1,383                       21.39%
               1997                         1,695                       30.25%
               1998                         1,932                       14.97%



       NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
             FOR THE PERIODS ENDED 12/31/1998**
------------------------------------------------------------
       1 Year                                         14.97%
       5 Year                                             --
      10 Year                                             --
  Since Inception                                     20.58%



         STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
             FOR THE PERIODS ENDED 12/31/1998**
------------------------------------------------------------
       1 Year                                          8.97%
       5 Year                                             --
      10 Year                                             --
  Since Inception                                     20.25%


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            AVERAGE
CALENDAR    MONTHLY
  YEAR      PAYMENT
1977
1978
1979
1980
1981
1982
1983
1984
1985
1986
1987
1988
1989
1990
1991
1992
1993
1994*          1,024
1995           1,146
1996           1,383
1997           1,695
1998           1,932


 * Fund inception was 3/94. Therefore, the Average Monthly Payment represents the average monthly payment from March 1994 to December 1994. The Annual Sub-Account Return is based on the period from March 1994 to December 1994.


** Standardized Average Annual Total Returns differ from Non-Standardized
   Average Annual Total Returns in that the former reflect a deduction for the Contingent Deferred Sales Charge where the latter do not.

38                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


                           GLOBAL LEADERS SUB-ACCOUNT



          AVERAGE MONTHLY PAYMENT FOR EACH YEAR OR PARTIAL YEAR SHOWN
                         $1,000 INITIAL PAYMENT: 5% AIR
--------------------------------------------------------------------------------
                                    AVERAGE                        ANNUAL
      CALENDAR                      MONTHLY                     SUB-ACCOUNT
        YEAR                        PAYMENT                        RETURN
      --------                      --------                --------------------
               1977
               1978
               1979
               1980
               1981
               1982
               1983
               1984
               1985
               1986
               1987
               1988
               1989
               1990
               1991
               1992
               1993
               1994
               1995
               1996
               1997
               1998 *                       1,159                       31.47%



                TOTAL RETURNS FOR THE PERIOD
                    9/30/98 - 12/31/98**
------------------------------------------------------------
 31.47% (does not reflect contingent deferred sales charge)
     25.47% (reflects contingent deferred sales charge)


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            AVERAGE
CALENDAR    MONTHLY
  YEAR      PAYMENT
1977
1978
1979
1980
1981
1982
1983
1984
1985
1986
1987
1988
1989
1990
1991
1992
1993
1994
1995
1996
1997
1998*          1,159


 * Fund inception was 9/98. Therefore, the Average Monthly Payment represents the average monthly payment from September 1998 to December 1998. The Annual Sub-Account Return is based on this period.


** These returns are not annualized.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   39
--------------------------------------------------------------------------------


                         GROWTH AND INCOME SUB-ACCOUNT



          AVERAGE MONTHLY PAYMENT FOR EACH YEAR OR PARTIAL YEAR SHOWN
                         $1,000 INITIAL PAYMENT: 5% AIR
--------------------------------------------------------------------------------
                                    AVERAGE                        ANNUAL
      CALENDAR                      MONTHLY                     SUB-ACCOUNT
        YEAR                        PAYMENT                        RETURN
      --------                      --------                --------------------
               1977
               1978
               1979
               1980
               1981
               1982
               1983
               1984
               1985
               1986
               1987
               1988
               1989
               1990
               1991
               1992
               1993
               1994
               1995
               1996
               1997
               1998 *                       1,018                       18.18%



                TOTAL RETURNS FOR THE PERIOD
                    6/1/98 - 12/31/98**
------------------------------------------------------------
 18.18% (does not reflect contingent deferred sales charge)
     12.18% (reflects contingent deferred sales charge)


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            AVERAGE
CALENDAR    MONTHLY
  YEAR      PAYMENT

1977
1978
1979
1980
1981
1982
1983
1984
1985
1986
1987
1988
1989
1990
1991
1992
1993
1994
1995
1996
1997
1998*          1,018


 * Fund inception was 6/1/98. Therefore, the Average Monthly Payment represents the average monthly payment from June 1998 to December 1998. The Annual Sub-Account Return is based on this period.


** These returns are not annualized.

40                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


                             HIGH YIELD SUB-ACCOUNT



          AVERAGE MONTHLY PAYMENT FOR EACH YEAR OR PARTIAL YEAR SHOWN
                         $1,000 INITIAL PAYMENT: 5% AIR
--------------------------------------------------------------------------------
                                    AVERAGE                        ANNUAL
      CALENDAR                      MONTHLY                     SUB-ACCOUNT
        YEAR                        PAYMENT                        RETURN
      --------                      --------                --------------------
               1977
               1978
               1979
               1980
               1981
               1982
               1983
               1984
               1985
               1986
               1987
               1988
               1989
               1990
               1991
               1992
               1993
               1994
               1995
               1996
               1997
               1998 *                       1,011                        3.49%



                TOTAL RETURNS FOR THE PERIOD
                    9/30/98 - 12/31/98**
------------------------------------------------------------
 3.49% (does not reflect contingent deferred sales charge)
     -2.51% (reflects contingent deferred sales charge)


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            AVERAGE
CALENDAR    MONTHLY
  YEAR      PAYMENT

1977
1978
1979
1980
1981
1982
1983
1984
1985
1986
1987
1988
1989
1990
1991
1992
1993
1994
1995
1996
1997
1998*          1,011


 * Fund inception was 9/98. Therefore, the Average Monthly Payment represents the average monthly payment from September 1998 to December 1998. The Annual Sub-Account Return is based on this period.


** These returns are not annualized.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   41
--------------------------------------------------------------------------------


                               INDEX SUB-ACCOUNT



          AVERAGE MONTHLY PAYMENT FOR EACH YEAR OR PARTIAL YEAR SHOWN
                         $1,000 INITIAL PAYMENT: 5% AIR
--------------------------------------------------------------------------------
                                    AVERAGE                        ANNUAL
      CALENDAR                      MONTHLY                     SUB-ACCOUNT
        YEAR                        PAYMENT                        RETURN
      --------                      --------                --------------------
               1977
               1978
               1979
               1980
               1981
               1982
               1983
               1984
               1985
               1986
               1987 *                         978                       -14.02%
               1988                           890                        14.75%
               1989                         1,049                        28.73%
               1990                         1,035                        -5.24%
               1991                         1,145                        27.93%
               1992                         1,205                         5.49%
               1993                         1,256                         7.76%
               1994                         1,228                        -0.31%
               1995                         1,401                        34.85%
               1996                         1,653                        20.58%
               1997                         2,044                        30.96%
               1998                         2,408                        26.47%



       NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
             FOR THE PERIODS ENDED 12/31/1998**
------------------------------------------------------------
       1 Year                                         26.47%
       5 Year                                         21.84%
      10 Year                                         16.89%
  Since Inception                                     14.21%



         STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
             FOR THE PERIODS ENDED 12/31/1998**
------------------------------------------------------------
       1 Year                                         20.47%
       5 Year                                         21.47%
      10 Year                                         16.89%
  Since Inception                                     14.21%


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            AVERAGE
CALENDAR    MONTHLY
  YEAR      PAYMENT
1977
1978
1979
1980
1981
1982
1983
1984
1985
1986
1987*            978
1988             890
1989           1,049
1990           1,035
1991           1,145
1992           1,205
1993           1,256
1994           1,228
1995           1,401
1996           1,653
1997           2,044
1998           2,408


 * Fund inception was 5/87. Therefore, the Average Monthly Payment represents the average monthly payment from May 1987 to December 1987. The Annual Sub-Account Return is based on the period from May 1987 to December 1987.


** Standardized Average Annual Total Returns differ from Non-Standardized
   Average Annual Total Returns in that the former reflect a deduction for the Contingent Deferred Sales Charge where the latter do not.

42                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


                       INTERNATIONAL ADVISERS SUB-ACCOUNT



          AVERAGE MONTHLY PAYMENT FOR EACH YEAR OR PARTIAL YEAR SHOWN
                         $1,000 INITIAL PAYMENT: 5% AIR
--------------------------------------------------------------------------------
                                    AVERAGE                        ANNUAL
      CALENDAR                      MONTHLY                     SUB-ACCOUNT
        YEAR                        PAYMENT                        RETURN
      --------                      --------                --------------------
               1977
               1978
               1979
               1980
               1981
               1982
               1983
               1984
               1985
               1986
               1987
               1988
               1989
               1990
               1991
               1992
               1993
               1994
               1995 *                       1,037                        11.45%
               1996                         1,099                        10.41%
               1997                         1,143                         4.20%
               1998                         1,180                        11.94%



       NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
             FOR THE PERIODS ENDED 12/31/1998**
------------------------------------------------------------
       1 Year                                         11.94%
       5 Year                                             --
      10 Year                                             --
  Since Inception                                     10.70%



         STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
             FOR THE PERIODS ENDED 12/31/1998**
------------------------------------------------------------
       1 Year                                          5.94%
       5 Year                                             --
      10 Year                                             --
  Since Inception                                      9.69%


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            AVERAGE
CALENDAR    MONTHLY
  YEAR      PAYMENT

1977
1978
1979
1980
1981
1982
1983
1984
1985
1986
1987
1988
1989
1990
1991
1992
1993
1994
1995*          1,037
1996           1,099
1997           1,143
1998           1,180


 * Fund inception was 3/95. Therefore, the Average Monthly Payment represents the average monthly payment from March 1995 to December 1995. The Annual Sub-Account Return is based on the period from March 1995 to December 1995.


** Standardized Average Annual Total Returns differ from Non-Standardized
   Average Annual Total Returns in that the former reflect a deduction for the Contingent Deferred Sales Charge where the latter do not.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   43
--------------------------------------------------------------------------------


                    INTERNATIONAL OPPORTUNITIES SUB-ACCOUNT



          AVERAGE MONTHLY PAYMENT FOR EACH YEAR OR PARTIAL YEAR SHOWN
                         $1,000 INITIAL PAYMENT: 5% AIR
--------------------------------------------------------------------------------
                                    AVERAGE                        ANNUAL
      CALENDAR                      MONTHLY                     SUB-ACCOUNT
        YEAR                        PAYMENT                        RETURN
      --------                      --------                --------------------
               1977
               1978
               1979
               1980
               1981
               1982
               1983
               1984
               1985
               1986
               1987
               1988
               1989
               1990 *                         900                       -12.18%
               1991                           890                        11.60%
               1992                           869                        -5.62%
               1993                           911                        32.07%
               1994                           999                        -3.15%
               1995                           967                        12.51%
               1996                         1,056                        11.53%
               1997                         1,090                        -0.91%
               1998                         1,086                        11.72%



       NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
             FOR THE PERIODS ENDED 12/31/1998**
------------------------------------------------------------
       1 Year                                         11.72%
       5 Year                                          6.12%
      10 Year                                             --
  Since Inception                                      6.00%



         STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
             FOR THE PERIODS ENDED 12/31/1998**
------------------------------------------------------------
       1 Year                                          5.72%
       5 Year                                          5.36%
      10 Year                                             --
  Since Inception                                      6.00%


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            AVERAGE
CALENDAR    MONTHLY
  YEAR      PAYMENT

1977
1978
1979
1980
1981
1982
1983
1984
1985
1986
1987
1988
1989
1990*            900
1991             890
1992             869
1993             911
1994             999
1995             967
1996           1,056
1997           1,090
1998           1,086


 * Fund inception was 7/90. Therefore, the Average Monthly Payment represents the average monthly payment from July 1990 to December 1990. The Annual Sub-Account Return is based on the period from July 1990 to December 1990.


** Standardized Average Annual Total Returns differ from Non-Standardized
   Average Annual Total Returns in that the former reflect a deduction for the Contingent Deferred Sales Charge where the latter do not.

44                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


                              MID-CAP SUB-ACCOUNT



          AVERAGE MONTHLY PAYMENT FOR EACH YEAR OR PARTIAL YEAR SHOWN
                         $1,000 INITIAL PAYMENT: 5% AIR
--------------------------------------------------------------------------------
                                    AVERAGE                        ANNUAL
      CALENDAR                      MONTHLY                     SUB-ACCOUNT
        YEAR                        PAYMENT                        RETURN
      --------                      --------                --------------------
               1977
               1978
               1979
               1980
               1981
               1982
               1983
               1984
               1985
               1986
               1987
               1988
               1989
               1990
               1991
               1992
               1993
               1994
               1995
               1996
               1997 *                       1,026                        9.68%
               1998                         1,143                       25.00%



       NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
             FOR THE PERIODS ENDED 12/31/1998**
------------------------------------------------------------
       1 Year                                         25.00%
       5 Year                                             --
      10 Year                                             --
  Since Inception                                     24.85%



         STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
             FOR THE PERIODS ENDED 12/31/1998**
------------------------------------------------------------
       1 Year                                         19.00%
       5 Year                                             --
      10 Year                                             --
  Since Inception                                     21.03%


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            AVERAGE
CALENDAR    MONTHLY
  YEAR      PAYMENT
1977
1978
1979
1980
1981
1982
1983
1984
1985
1986
1987
1988
1989
1990
1991
1992
1993
1994
1995
1996
1997*          1,026
1998           1,143


 * Fund inception was 7/97. Therefore, the Average Monthly Payment represents the average monthly payment from July 1997 to December 1997. The Annual Sub-Account Return is based on the period from July 1997 to December 1997.


** Standardized Average Annual Total Returns differ from Non-Standardized
   Average Annual Total Returns in that the former reflect a deduction for the Contingent Deferred Sales Charge where the latter do not.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   45
--------------------------------------------------------------------------------


                            MONEY MARKET SUB-ACCOUNT



          AVERAGE MONTHLY PAYMENT FOR EACH YEAR OR PARTIAL YEAR SHOWN
                         $1,000 INITIAL PAYMENT: 5% AIR
--------------------------------------------------------------------------------
                                    AVERAGE                        ANNUAL
      CALENDAR                      MONTHLY                     SUB-ACCOUNT
        YEAR                        PAYMENT                        RETURN
      --------                      --------                --------------------
               1977
               1978
               1979
               1980 *                       1,009                         5.09%
               1981                         1,074                        14.29%
               1982                         1,162                        12.39%
               1983                         1,212                         8.01%
               1984                         1,254                         9.35%
               1985                         1,296                         7.19%
               1986                         1,313                         5.45%
               1987                         1,311                         5.17%
               1988                         1,319                         6.06%
               1989                         1,347                         7.77%
               1990                         1,375                         6.76%
               1991                         1,386                         4.72%
               1992                         1,364                         2.35%
               1993                         1,324                         1.66%
               1994                         1,286                         2.67%
               1995                         1,272                         4.45%
               1996                         1,261                         3.86%
               1997                         1,248                         4.02%
               1998                         1,237                         3.96%



       NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
             FOR THE PERIODS ENDED 12/31/1998**
------------------------------------------------------------
       1 Year                                          3.96%
       5 Year                                          3.79%
      10 Year                                          4.21%
  Since Inception                                      6.19%



         STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
             FOR THE PERIODS ENDED 12/31/1998**
------------------------------------------------------------
       1 Year                                         -2.04%
       5 Year                                          3.09%
      10 Year                                          4.21%
  Since Inception                                      6.19%


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            AVERAGE
CALENDAR    MONTHLY
  YEAR      PAYMENT
1977
1978
1979
1980*          1,009
1981           1,074
1982           1,162
1983           1,212
1984           1,254
1985           1,296
1986           1,313
1987           1,311
1988           1,319
1989           1,347
1990           1,375
1991           1,386
1992           1,364
1993           1,324
1994           1,286
1995           1,272
1996           1,261
1997           1,248
1998           1,237


 * Fund inception was 6/80. Therefore, the Average Monthly Payment represents the average monthly payment from June 1980 to December 1980. The Annual Sub-Account Return is based on the period from June 1980 to December 1980.


** Standardized Average Annual Total Returns differ from Non-Standardized
   Average Annual Total Returns in that the former reflect a deduction for the Contingent Deferred Sales Charge where the latter do not.

46                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


                        MORTGAGE SECURITIES SUB-ACCOUNT



          AVERAGE MONTHLY PAYMENT FOR EACH YEAR OR PARTIAL YEAR SHOWN
                         $1,000 INITIAL PAYMENT: 5% AIR
--------------------------------------------------------------------------------
                                    AVERAGE                        ANNUAL
      CALENDAR                      MONTHLY                     SUB-ACCOUNT
        YEAR                        PAYMENT                        RETURN
      --------                      --------                --------------------
               1977
               1978
               1979
               1980
               1981
               1982
               1983
               1984 *                       1,000
               1985                         1,064                        19.13%
               1986                         1,162                         9.75%
               1987                         1,151                         1.36%
               1988                         1,170                         7.03%
               1989                         1,205                        11.74%
               1990                         1,239                         8.35%
               1991                         1,324                        13.31%
               1992                         1,365                         3.35%
               1993                         1,372                         4.99%
               1994                         1,297                        -2.83%
               1995                         1,336                        14.73%
               1996                         1,348                         3.77%
               1997                         1,372                         7.66%
               1998                         1,400                         5.39%



       NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
             FOR THE PERIODS ENDED 12/31/1998**
------------------------------------------------------------
       1 Year                                          5.39%
       5 Year                                          5.59%
      10 Year                                          6.93%
  Since Inception                                      7.55%



         STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
             FOR THE PERIODS ENDED 12/31/1998**
------------------------------------------------------------
       1 Year                                         -0.61%
       5 Year                                          4.94%
      10 Year                                          6.93%
  Since Inception                                      7.55%


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            AVERAGE
CALENDAR    MONTHLY
  YEAR      PAYMENT
1977
1978
1979
1980
1981
1982
1983
1984*          1,000
1985           1,064
1986           1,162
1987           1,151
1988           1,170
1989           1,205
1990           1,239
1991           1,324
1992           1,365
1993           1,372
1994           1,297
1995           1,336
1996           1,348
1997           1,372
1998           1,400


 * Fund inception was 12/84. Therefore, the Average Monthly Payment represents the monthly payment for December 1984.


** Standardized Average Annual Total Returns differ from Non-Standardized
   Average Annual Total Returns in that the former reflect a deduction for the Contingent Deferred Sales Charge where the latter do not.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   47
--------------------------------------------------------------------------------


                           SMALL COMPANY SUB-ACCOUNT



          AVERAGE MONTHLY PAYMENT FOR EACH YEAR OR PARTIAL YEAR SHOWN
                         $1,000 INITIAL PAYMENT: 5% AIR
--------------------------------------------------------------------------------
                                    AVERAGE                        ANNUAL
      CALENDAR                      MONTHLY                     SUB-ACCOUNT
        YEAR                        PAYMENT                        RETURN
      --------                      --------                --------------------
               1977
               1978
               1979
               1980
               1981
               1982
               1983
               1984
               1985
               1986
               1987
               1988
               1989
               1990
               1991
               1992
               1993
               1994
               1995
               1996 *                       1,025                         4.26%
               1997                         1,092                        16.91%
               1998                         1,129                        10.23%



       NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
             FOR THE PERIODS ENDED 12/31/1998**
------------------------------------------------------------
       1 Year                                         10.23%
       5 Year                                             --
      10 Year                                             --
  Since Inception                                     14.06%



         STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
             FOR THE PERIODS ENDED 12/31/1998**
------------------------------------------------------------
       1 Year                                          4.23%
       5 Year                                             --
      10 Year                                             --
  Since Inception                                     12.44%


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            AVERAGE
CALENDAR    MONTHLY
  YEAR      PAYMENT
1977
1978
1979
1980
1981
1982
1983
1984
1985
1986
1987
1988
1989
1990
1991
1992
1993
1994
1995
1996*          1,025
1997           1,092
1998           1,129


 * Fund inception was 8/96. Therefore, the Average Monthly Payment represents the average monthly payment from August 1996 to December 1996. The Annual Sub-Account Return is based on the period from August 1996 to December 1996.


** Standardized Average Annual Total Returns differ from Non-Standardized
   Average Annual Total Returns in that the former reflect a deduction for the Contingent Deferred Sales Charge where the latter do not.

48                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


                               STOCK SUB-ACCOUNT



          AVERAGE MONTHLY PAYMENT FOR EACH YEAR OR PARTIAL YEAR SHOWN
                         $1,000 INITIAL PAYMENT: 5% AIR
--------------------------------------------------------------------------------
                                    AVERAGE                        ANNUAL
      CALENDAR                      MONTHLY                     SUB-ACCOUNT
        YEAR                        PAYMENT                        RETURN
      --------                      --------                --------------------
               1977 *                         999                         1.72%
               1978                           992                         3.55%
               1979                         1,044                        21.10%
               1980                         1,228                        29.61%
               1981                         1,349                        -0.64%
               1982                         1,311                        19.81%
               1983                         1,652                        12.50%
               1984                         1,500                        -0.70%
               1985                         1,718                        29.85%
               1986                         2,052                        10.93%
               1987                         2,305                         4.09%
               1988                         2,172                        17.51%
               1989                         2,536                        24.49%
               1990                         2,450                        -5.07%
               1991                         2,701                        23.07%
               1992                         2,758                         8.68%
               1993                         2,982                        12.92%
               1994                         2,980                        -3.11%
               1995                         3,306                        32.43%
               1996                         3,937                        22.83%
               1997                         4,893                        29.75%
               1998                         5,892                        31.82%



       NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
             FOR THE PERIODS ENDED 12/31/1998**
------------------------------------------------------------
       1 Year                                         31.82%
       5 Year                                         21.93%
      10 Year                                         17.01%
  Since Inception                                     14.70%



         STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
             FOR THE PERIODS ENDED 12/31/1998**
------------------------------------------------------------
       1 Year                                         25.82%
       5 Year                                         21.57%
      10 Year                                         17.01%
  Since Inception                                     14.70%


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            AVERAGE
CALENDAR    MONTHLY
  YEAR      PAYMENT
1977*            999
1978             992
1979           1,044
1980           1,228
1981           1,349
1982           1,311
1983           1,652
1984           1,500
1985           1,718
1986           2,052
1987           2,305
1988           2,172
1989           2,536
1990           2,450
1991           2,701
1992           2,758
1993           2,982
1994           2,980
1995           3,306
1996           3,937
1997           4,893
1998           5,892


 * Fund inception was 8/77. Therefore, the Average Monthly Payment represents the average monthly payment from August 1977 to December 1977. The Annual Sub-Account Return is based on the period from August 1977 to December 1977.


** Standardized Average Annual Total Returns differ from Non-Standardized
   Average Annual Total Returns in that the former reflect a deduction for the Contingent Deferred Sales Charge where the latter do not.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   49
--------------------------------------------------------------------------------


                                BOND SUB-ACCOUNT



          AVERAGE MONTHLY PAYMENT FOR EACH YEAR OR PARTIAL YEAR SHOWN
                         $1,000 INITIAL PAYMENT: 5% AIR
--------------------------------------------------------------------------------
                                    AVERAGE                        ANNUAL
      CALENDAR                      MONTHLY                     SUB-ACCOUNT
        YEAR                        PAYMENT                        RETURN
      --------                      --------                --------------------
               1977 *                         998                         1.00%
               1978                           979                         1.34%
               1979                           959                         1.63%
               1980                           929                         4.91%
               1981                           932                         9.12%
               1982                         1,045                        26.16%
               1983                         1,132                         1.48%
               1984                         1,121                        11.78%
               1985                         1,262                        19.11%
               1986                         1,396                        10.78%
               1987                         1,360                        -1.26%
               1988                         1,364                         6.25%
               1989                         1,397                        10.73%
               1990                         1,416                         7.06%
               1991                         1,506                        15.02%
               1992                         1,579                         4.23%
               1993                         1,645                         8.86%
               1994                         1,541                        -5.14%
               1995                         1,585                        17.01%
               1996                         1,596                         2.24%
               1997                         1,637                         9.97%
               1998                         1,708                         6.80%



       NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
             FOR THE PERIODS ENDED 12/31/1998**
------------------------------------------------------------
       1 Year                                          6.80%
       5 Year                                          5.92%
      10 Year                                          7.51%
  Since Inception                                      7.70%



         STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
             FOR THE PERIODS ENDED 12/31/1998**
------------------------------------------------------------
       1 Year                                          0.80%
       5 Year                                          5.28%
      10 Year                                          7.51%
  Since Inception                                      7.70%


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            AVERAGE
CALENDAR    MONTHLY
  YEAR      PAYMENT
1977*            998
1978             979
1979             959
1980             929
1981             932
1982           1,045
1983           1,132
1984           1,121
1985           1,262
1986           1,396
1987           1,360
1988           1,364
1989           1,397
1990           1,416
1991           1,506
1992           1,579
1993           1,645
1994           1,541
1995           1,585
1996           1,596
1997           1,637
1998           1,708


 * Fund inception was 8/77. Therefore, the Average Monthly Payment represents the average monthly payment from August 1977 to December 1977. The Annual Sub-Account Return is based on the period from August 1977 to December 1977.


** Standardized Average Annual Total Returns differ from Non-Standardized
   Average Annual Total Returns in that the former reflect a deduction for the Contingent Deferred Sales Charge where the latter do not.

50                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


                               TABLE OF CONTENTS
                                       TO
                      STATEMENT OF ADDITIONAL INFORMATION



                                                                           PAGE
                                                                           ----
 DESCRIPTION OF HARTFORD LIFE AND ANNUITY INSURANCE COMPANY..............
 INDEPENDENT PUBLIC ACCOUNTANTS..........................................
 DISTRIBUTION OF CONTRACTS...............................................
 CALCULATION OF YIELD AND RETURN.........................................
     Yield of the Money Market Sub-Account...............................
     Yield of the Bond, High Yield and Mortgage Securities
      Sub-Accounts.......................................................
     Calculation of Total Return.........................................
 PERFORMANCE COMPARISONS.................................................
     Yield and Total Return..............................................
 VARIABLE ANNUITY PAYMENTS...............................................
     Annuity Unit Value..................................................
     Illustration of Calculation of Annuity Unit Value...................
     Illustration of Variable Annuity Payments...........................
 OTHER INFORMATION.......................................................

    To obtain a Statement of Additional Information, please complete the form below and mail to:



    Hartford Life and Annuity Insurance Company
    Attn: Individual Annuity Services
    P.O. Box 5085
    Hartford, CT 06102-5085



    Please send a Statement of Additional Information for the Director Immediate Variable Annuity to me at the following address:



----------------------------------------------------
                            Name

------------------------------------------------------------
                          Address

------------------------------------------------------------
    City/State                                        Zip
Code

                                        PART B

                         STATEMENT OF ADDITIONAL INFORMATION

        Individual Single Premium Payment Immediate Variable Annuity Contract

                                      Issued by

                     Hartford Life and Annuity Insurance Company
                                         and
           Hartford Life and Annuity Insurance Company Separate Account One



THIS STATEMENT OF ADDITIONAL INFORMATION, DATED MAY 3, 1999, IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED MAY 3, 1999 FOR HARTFORD LIFE AND ANNUITY INSURANCE COMPANY ("HARTFORD") SINGLE PURCHASE PAYMENT IMMEDIATE VARIABLE ANNUITY CONTRACT WHICH IS REFERRED TO HEREIN.

THE PROSPECTUS SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR SHOULD KNOW BEFORE PURCHASING A CONTRACT. FOR A FREE COPY OF THE PROSPECTUS, SEND A WRITTEN REQUEST TO THE ADMINISTRATIVE OFFICE OF HARTFORD AT 200 HOPMEADOW STREET, SIMSBURY, CONNECTICUT 06070, OR TELEPHONE 1-800-862-6668.








                      Director Immediate Variable Annuity (IHLA)

                                  TABLE OF CONTENTS


DESCRIPTION OF HARTFORD LIFE AND ANNUITY INSURANCE COMPANY . . . . . . . .  . 3

INDEPENDENT PUBLIC ACCOUNTANTS . . . . . . . . . . . . . . . . . . . . . .  . 3

DISTRIBUTION OF CONTRACTS. . . . . . . . . . . . . . . . . . . . . . . . .  . 3

CALCULATION OF YIELD AND RETURN. . . . . . . . . . . . . . . . . . . . . .  . 3

     Yield of the Money Market Fund Sub-Account. . . . . . . . . . . . . .  . 3

     Yield of the Bond, High Yield, and Mortgage
          Securities Sub-Accounts. . . . . . . . . . . . . . . . . . . . .  . 4

     Calculation of Total Return . . . . . . . . . . . . . . . . . . . . .  . 5

PERFORMANCE COMPARISONS. . . . . . . . . . . . . . . . . . . . . . . . . .  . 7

     Yield and Total Return. . . . . . . . . . . . . . . . . . . . . . . .  . 7

VARIABLE ANNUITY PAYMENTS. . . . . . . . . . . . . . . . . . . . . . . . .  . 8

     Annuity Unit Value. . . . . . . . . . . . . . . . . . . . . . . . . .  . 8

     Illustration of Calculation of Annuity Unit Value . . . . . . . . . .  . 9

     Illustration of Variable Annuity Payments . . . . . . . . . . . . . . . 10

OTHER INFORMATION. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 10

                 DESCRIPTION OF HARTFORD LIFE AND ANNUITY INSURANCE


Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.


                                 Hartford's Ratings


--------------------------------------------------------------------------------
        Rating Agency            Effective    Rating        Basis of Rating
                              Date of Rating
--------------------------------------------------------------------------------
 A.M. Best and Company, Inc.      1/1/99        A+     Financial performance
--------------------------------------------------------------------------------
 Standard & Poor's                6/1/98        AA     Insurer financial
--------------------------------------------------------------------------------
 Duff & Phelps                   12/21/98       AA+    Claims paying ability
--------------------------------------------------------------------------------

                            INDEPENDENT PUBLIC ACCOUNTANTS

The audited financial statements included in this registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. Reference is made to the report on the statutory financial statements of Hartford Life and Annuity Insurance Company which states the statutory financial statements are presented in accordance with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners and the State of Connecticut Insurance Department, and are not presented in accordance with generally accepted accounting principles. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.


                             DISTRIBUTION OF CONTRACTS

Hartford Securities Distribution Company, Inc. ("HSD") serves as principal underwriter for the securities issued with respect to the Separate Account and will offer the Contracts on a continued basis.

HSD is an affiliate of Hartford. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as Hartford.

The securities will be sold by salespersons of HSD, who represent Hartford as insurance and Variable Annuity agents and who are registered representatives or Broker-Dealers who have entered into distribution agreements with HSD.

HSD is registered with the Securities and Exchange Commission under the Securities and Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD").

Hartford currently pays HSD underwriting commissions for its role as principal underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as principal underwriter has been: 1998: $107,925,386; 1997: $134,304,585; and 1996: $118,242,027.
HSD has retained none of these commissions.

                           CALCULATION OF YIELD AND RETURN

YIELD OF THE MONEY MARKET SUB-ACCOUNT


As summarized in the Prospectus under the heading "Performance Related Information," the yield of the Money Market Sub-Account for a seven-day period (the

"base period") will be computed by determining the "net change in value" (calculated as set forth below) of a hypothetical account having a balance of one accumulation unit of the Sub-Account at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Contract Owner accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by 365/7 with the resulting yield figure carried to the nearest hundredth of one percent. Net changes in value of a hypothetical account will include net investment income of the account (accrued daily dividends as declared by the underlying funds, less daily expense charges of the account) for the period, but will not include realized gains or losses or unrealized appreciation or depreciation on the underlying fund shares.

The effective yield is calculated by compounding the base period return by adding 1, raising the sum to a power equal to 365/7 and subtracting 1 from the result, according to the following formula:

Effective Yield = [(Base Period Return + 1) to the power of 365/7] - 1

The Money Market Sub-Account's yield and effective yield will vary in response to fluctuations in interest rates and in the expenses of the Sub-Account.

THE CURRENT YIELD AND EFFECTIVE YIELD REFLECT RECURRING CHARGES ON THE SEPARATE ACCOUNT LEVEL.


MONEY MARKET SUB-ACCOUNT


The yield and effective yield for the seven-day period ending December 31, 1998 for the Money Market Sub-Account was as follows:

--------------------------------------------------------------------------------
SUB-ACCOUNT                           YIELD                EFFECTIVE YIELD
--------------------------------------------------------------------------------
Money Market *                        3.52%                     3.59%
--------------------------------------------------------------------------------

*Yield and effective yield for the seven-day period ending December 31, 1998.


YIELDS OF THE BOND, HIGH YIELD AND MORTGAGE SECURITIES SUB-ACCOUNTS


As summarized in the Prospectus under the heading "Performance Related Information," yields of these three Sub-Accounts will be computed by annualizing a recent month's net investment income, divided by a Fund share's net asset value on the last trading day of that month. The Bond, High Yield and Mortgage Securities Sub-Accounts' yields will vary from time-to-time depending upon market conditions and, the composition of the underlying funds' portfolios. Yield should also be considered relative to changes in the value of the Sub-Accounts' shares and to the relative risks associated with the investment objectives and policies of the Bond, High Yield and Mortgage Securities Sub-Accounts.

THE YIELD REFLECTS RECURRING CHARGES ON THE SEPARATE ACCOUNT LEVEL.


BOND, HIGH YIELD AND MORTGAGE SECURITIES SUB-ACCOUNTS


Yield calculations of the Sub-Accounts used for illustration purposes reflect the interest earned by the Sub-Accounts, less applicable asset charges assessed against a Contract Owner's account over the base period. Yield quotations based on a 30-day period ended December 31, 1998 were computed by dividing the dividends and interest earned during the period by the maximum offering price per unit on the last day of the period, according to the following formula:

Example:

Current Yield Formula for the Sub-Account 2[((A-B)/(CD) + 1) to the power of 6
       - 1]


Where  A = Dividends and interest earned during the period.
       B = Expenses accrued for the period (net of reimbursements).
       C = The average daily number of units outstanding during the period that were entitled to receive dividends.
       D = The maximum offering price per unit on the last day of the period.


--------------------------------------------------------------------------------
SUB-ACCOUNT                                                     YIELD
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
High Yield **                                                   7.56%
--------------------------------------------------------------------------------
Mortgage Securities **                                          4.84%
--------------------------------------------------------------------------------


**Yield quotation based on a 30-day period ended December 31, 1998.

At any time in the future, yields and total return may be higher or lower than past yields and there can be no assurance that any historical results will continue.

CALCULATION OF TOTAL RETURN

As summarized in the Prospectus under the heading "Performance Related Information," total return is a measure of the change in value of an investment in a Sub-Account over the period covered. The formula for total return used herein includes three steps: (1) calculating the value of the hypothetical initial investment of $1,000 as of the end of the period by multiplying the total number of units owned at the end of the period by the unit value per unit on the last trading day of the period; (2) assuming redemption at the end of the period and deducting any applicable contingent deferred sales charge (the contingent deferred sales charge deducted under the "Since Inception" column below depends on the fund inception date; 6% is deducted for 1 Year, 4% for 5 Year, and 0% for 10 Year periods) and (3) dividing this account value for the hypothetical investor by the initial $1,000 investment and annualizing the result for periods of less than one year. Total return will be calculated for one year, five years and ten years or some other relevant periods if a Sub-Account has not been in existence for at least ten years.


The following are the standardized average annual total return quotations for the Sub-Accounts for the period ended December 31, 1998.

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR YEAR ENDED DECEMBER 31, 1998


--------------------------------------------------------------------------------
SUB-ACCOUNT                     S/A      1 YEAR     5 YEAR   10 YEAR     SINCE
                             INCEPTION                                 INCEPTION
                               DATE
--------------------------------------------------------------------------------
Advisers                      5/20/91    17.11%      15.80%     N/A     14.00%
--------------------------------------------------------------------------------
Bond                          5/20/91     0.80%       5.27%     N/A      7.08%
--------------------------------------------------------------------------------
Capital Appreciation          5/20/91     8.04%      15.99%     N/A     18.25%
--------------------------------------------------------------------------------
Dividend & Growth              3/8/94     8.97%        N/A      N/A     20.24%
--------------------------------------------------------------------------------
Global Leaders                9/30/98      N/A         N/A      N/A     25.47%
--------------------------------------------------------------------------------
Growth and Income             5/29/98      N/A         N/A      N/A     12.18%
--------------------------------------------------------------------------------
High Yield                    9/30/98      N/A         N/A      N/A     -2.51%
--------------------------------------------------------------------------------
Index                         5/20/91    20.47%      21.47%     N/A     17.48%
--------------------------------------------------------------------------------
International Advisers         3/1/95     5.94%        N/A      N/A      8.82%
--------------------------------------------------------------------------------
International Opportunities   5/20/91     5.72%       5.48%     N/A      7.75%
--------------------------------------------------------------------------------
MidCap                        7/30/97    19.00%        N/A      N/A     20.98%
--------------------------------------------------------------------------------
Money Market                  5/20/91    -2.04%       3.09%     N/A      3.35%
--------------------------------------------------------------------------------
Mortgage Securities           5/20/91    -0.61%       4.94%     N/A      6.00%
--------------------------------------------------------------------------------
Small Company                  8/9/96     4.23%        N/A      N/A     12.44%
--------------------------------------------------------------------------------
Stock                         5/20/91    25.82%      21.57%     N/A     17.92%
--------------------------------------------------------------------------------

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. This figure will usually be calculated for one year, five years, and ten years or other periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge is not deducted and the time periods used to calculate return are based on the inception date of the underlying Funds. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.


The following are the non-standardized annualized total return quotations for the Sub-Accounts for the period ended December 31, 1998.

NON-STANDARDIZED ANNUALIZED TOTAL RETURN THAT PRE-DATE THE INCEPTION DATE OF THE
                  SEPARATE ACCOUNT FOR YEAR ENDED DECEMBER 31, 1998

--------------------------------------------------------------------------------
SUB-ACCOUNT                    FUND     1 YEAR     5 YEAR   10 YEAR     SINCE
                            INCEPTION                                 INCEPTION
                              DATE
--------------------------------------------------------------------------------
Advisers                     3/31/83    23.11%     16.24%    13.66%      N/A
--------------------------------------------------------------------------------
Bond                         8/31/77     6.80%      5.92%     7.51%      N/A
--------------------------------------------------------------------------------
Capital Appreciation          4/2/84    14.04%     16.43%    17.08%      N/A
--------------------------------------------------------------------------------
Dividend & Growth             3/8/94    14.97%       N/A       N/A     20.65%
--------------------------------------------------------------------------------
Global Leaders               9/30/98      N/A        N/A       N/A     31.47%
--------------------------------------------------------------------------------
Growth and Income            5/29/98      N/A        N/A       N/A     18.18%
--------------------------------------------------------------------------------
High Yield                   9/30/98      N/A        N/A       N/A      3.49%
--------------------------------------------------------------------------------
Index                         5/1/87    26.47%     21.84%    16.89%      N/A
--------------------------------------------------------------------------------
International Advisers        3/1/95    11.94%       N/A       N/A     10.68%
--------------------------------------------------------------------------------
International Opportunities   7/2/90    11.72%      6.12%      N/A      6.00%
--------------------------------------------------------------------------------
MidCap                       7/30/97    25.00%       N/A       N/A     24.85%
--------------------------------------------------------------------------------
Money Market                 6/30/80     3.96%      3.79%     4.21%      N/A
--------------------------------------------------------------------------------
Mortgage Securities           1/1/85     5.39%      5.59%     6.93%      N/A
--------------------------------------------------------------------------------
Small Company                 8/9/96    10.23%       N/A       N/A     14.20%
--------------------------------------------------------------------------------
Stock                        8/31/77    31.82%     21.93%    17.01%      N/A
--------------------------------------------------------------------------------

                               PERFORMANCE COMPARISONS

YIELD AND TOTAL RETURN

Each Sub-Account may from time-to-time include its total return in advertisements or in information furnished to present or prospective shareholders. Each Sub-Account may from time-to-time include its yield and total return in advertisements or information furnished to present or prospective shareholders. Each Sub-Account may from time-to-time include in advertisements its total return (and yield in the case of certain Sub-Accounts) the ranking of those performance figures relative to such figures for groups of other annuities analyzed by Lipper Analytical Services and Morningstar, Inc. as having the same investment objectives.


The total return and yield may also be used to compare the performance of the Sub-Accounts against certain widely acknowledged outside standards or indices for stock and bond market performance. The Standard & Poor's Composite Index of 500 Stocks (the "S&P 500") is a market value--weighted and unmanaged index showing the changes in the aggregate market value of 500 stocks relative to the base period 1941-43. The S&P 500 is composed almost entirely of common stocks of companies listed on the New York Stock Exchange, although the common stocks of a few companies listed on the American Stock Exchange or traded over-the-counter are included. The 500 companies represented include 400 industrial, 60 transportation and 40 financial services concerns. The S&P 500 represents about 80% of the market value of all issues traded on the New York Stock Exchange.


The NASDAQ-OTC Composite Price Index (The "NASDAQ Index") is a market value-weighted and unmanaged index showing the changes in the aggregate market value of approximately 3,500 stocks relative to the base measure of 100.00 on February 5, 1971. The NASDAQ Index is composed entirely of common stocks of companies traded over-the-counter and often through the National Association of Securities Dealers Automated Quotations ("NASDAQ") system. Only those over-the-counter stocks having only one market maker or traded on exchanges are excluded.

The Morgan Stanley Capital International EAFE Index (the "EAFE Index") is an unmanaged index, which includes over 1,000 companies representing the stock markets of Europe, Australia, New Zealand, and the Far East. The EAFE Index is weighted by market capitalization, and therefore, it has a heavy representation in countries with large stock markets, such as Japan.

The Shearson Lehman Government Bond Index (the "SL Government Index") is a measure of the market value of all public obligations of the U.S. Treasury; all publicly issued debt of all agencies of the U.S. Government and all quasi-federal corporations; and all corporate debt guaranteed by the U.S. Government. Mortgage-backed securities, flower bonds and foreign targeted issues are not included in the SL Government Index.

The Shearson Lehman Government/Corporate Bond Index (the "SL Government/Corporate Index") is a measure of the market value of approximately 5,300 bonds with a face value currently in excess of $1.3 trillion. To be included in the SL Government/Corporate Index, an issue must have amounts outstanding in excess of $1 million, have at least one year to maturity and be rated "Baa" or higher ("investment grade") by a nationally recognized rating agency.

The Composite Index for Hartford Advisers Fund is comprised of the S&P 500 (55%), the Lehman Government/Corporate Bond Index (35%), both mentioned above, and 90 Day U.S. Treasury Bills (10%).

                              VARIABLE ANNUITY PAYMENTS

ANNUITY UNIT VALUE

The value of an Annuity Unit is calculated at the same time that the value of an Accumulation Unit is calculated and is based on the same values for Fund shares and other assets and liabilities. (See "Annuity Payments" in the Prospectus.) The Annuity

Unit Value for each Sub-Account's first Valuation Period was set at $10. The Annuity Unit Value of each Sub-Account for any subsequent Valuation Period is equal to (a) multiplied by (b) divided by (c) where:

     (a) is the Net Investment Factor for the Valuation Period for which the Annuity Unit Value is being calculated;

     (b)  is the Annuity Unit Value for the preceding Valuation Period; and

     (c) is a daily Assumed Investment Return factor (for the 3%, 5% or 6% Assumed Investment Return) adjusted for the number of days in the Valuation Period.

The Assumed Investment Return factor is equal to one plus the applicable percentage. Therefore, for 3%, it is 1.03, for 4% it is 1.04 and for 6% it is
1.06. The annual factors can be translated into daily factor of 1.000080986, 1.00010746, and 1.000159654, respectively.

If a Contract Owner selects a 5% Assumed Investment Return rate and if the net investment return of the Sub-Account for an Annuity Payment period is equal to the pro-rated portion of the 5% Assumed Investment Return, the Variable Annuity Payment attributable to that Sub-Account for that period will equal the Payment for the prior period. To the extent that such net investment return exceeds an annualized rate of return of 5% for a Payment period, the Payment for that period will be greater than the Payment for the prior period and to the extent that such return for a period falls short of an annualized rate of 5%, the Payment for that period will be less than the Payment for the prior period.

The following illustrations show, by use of hypothetical examples, the method of determining the Annuity Unit Value and the amount of several Variable Annuity Payments based on one Sub-Account.

                  ILLUSTRATION OF CALCULATION OF ANNUITY UNIT VALUE


1.   Annuity Unit Value for immediately preceding
     Valuation Period                                                10.00000000
2.   Net Investment Factor                                            1.00036164
3.   Daily factor to compensate for Assumed Investment Return of 5%   1.00013368
4.   Adjusted Net Investment Factor (2)/(3)                           1.00028063
5.   Annuity Unit Value for current Valuation Period (4)x(1)         10.00280630

                      ILLUSTRATION OF VARIABLE ANNUITY PAYMENTS
                       (ASSUMING NO PREMIUM TAX IS APPLICABLE)


1.   Number of Accumulation Units at Annuity Date                       1,000.00
2.   Accumulation Unit Value                                         12.55548000
3.   Adjusted Contract Value (1)x(2)                                  $12,555.48
4.   First monthly Annuity Payment per $1,000 of adjusted
     Contract Value                                                   $     9.63
5.   First monthly Annuity Payment (3)x(4)/1,000                      $   120.91
6.   Annuity Unit Value                                              10.00280630
7.   Number of Annuity Units (5)/(6)                                 12.08760785
8.   Assume Annuity Unit value for second month equal to             10.04000000
9.   Second Monthly Annuity Payment (7)X(8)                           $   121.36
10.  Assume Annuity Unit value for third month equal to              10.05000000
11.  Third Monthly Annuity Payment (7)X(10)                           $   121.48


                                  OTHER INFORMATION

A registration statement has been filed with the Securities and Exchange Commission ("SEC") under the Securities Act of 1933, as amended, with respect to the Contracts discussed in this Statement of Additional Information. Not all the information set forth in the registration statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                 SA-1
--------------------------------------------------------------------------------
 REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------
 TO HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 SEPARATE ACCOUNT ONE AND TO THE
 OWNERS OF UNITS OF INTEREST THEREIN:


We have audited the accompanying statements of assets and liabilities of Hartford Life and Annuity Insurance Company Separate Account One (Bond Fund, Stock Fund, Money Market Fund, Advisers Fund, Capital Appreciation Fund, Mortgage Securities Fund, Index Fund, International Opportunities Fund, Dividend and Growth Fund, International Advisers Fund, Small Company Fund, MidCap Fund, Mentor Capital Growth Fund, Mentor Perpetual International Fund, Mentor Growth Fund, Global Leaders Fund, High Yield Fund, and Growth and Income Fund) (collectively, the Account) as of December 31, 1998, and the related statements of operations and the statements of changes in net assets for the periods presented. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.


We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 1998, and the results of their operations and the changes in their net assets for the periods presented in conformity with generally accepted accounting principles.

Hartford, Connecticut

February 16, 1999                                            ARTHUR ANDERSEN LLP

SA-2                                 HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
 STATEMENTS OF ASSETS & LIABILITIES
 YEAR ENDED DECEMBER 31, 1998

                            BOND FUND      STOCK FUND
                           SUB-ACCOUNT    SUB-ACCOUNT
                           ------------  --------------
ASSETS:
  Investments:
    Hartford Bond HLS
     Fund, Inc. - Class
     IA
    Shares 380,558,700
    Cost $399,499,923
      Market Value.......  $411,256,468        --
    Hartford Stock HLS
     Fund, Inc. - Class
     IA
    Shares 513,943,883
    Cost $2,170,908,704
      Market Value.......       --       $3,372,328,102
    Hartford Money Market
     HLS Fund, Inc. -
     Class IA
    Shares 345,742,205
    Cost $345,742,205
      Market Value.......       --             --
    Hartford Advisers HLS
     Fund, Inc. - Class
     IA
    Shares 1,862,478,644
    Cost $4,012,019,599
      Market Value.......       --             --
    Hartford Capital
     Appreciation HLS
     Fund, Inc. - Class
     IA
    Shares 602,284,430
    Cost $2,212,701,469
      Market Value.......       --             --
    Hartford Mortgage
     Securities HLS Fund,
     Inc. - Class IA
    Shares 100,460,881
    Cost $109,029,070
      Market Value.......       --             --
    Hartford Index HLS
     Fund, Inc. - Class
     IA
    Shares 213,539,249
    Cost $534,739,672
      Market Value.......       --             --
    Hartford
     International
     Opportunities HLS
     Fund, Inc. - Class
     IA
    Shares 486,127,383
    Cost $617,788,895
      Market Value.......       --             --
    Hartford Dividend and
     Growth HLS Fund,
     Inc. - Class IA
    Shares 844,442,536
    Cost $1,419,647,238
      Market Value.......       --             --
    Hartford
     International
     Advisers HLS Fund,
     Inc. - Class IA
    Shares 174,208,203
    Cost $199,416,162
      Market Value.......       --             --
  Due from Hartford Life
   and Annuity Insurance
   Company...............       362,859       2,624,788
  Receivable from fund
   shares sold...........       --             --
                           ------------  --------------
  Total Assets...........   411,619,327   3,374,952,890
                           ------------  --------------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............       --             --
  Payable for fund shares
   purchased.............       362,819       2,622,542
                           ------------  --------------
  Total Liabilities......       362,819       2,622,542
                           ------------  --------------
  Net Assets (variable
   annuity contract
   liabilities)..........  $411,256,508  $3,372,330,348
                           ------------  --------------
                           ------------  --------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                 SA-3
--------------------------------------------------------------------------------

                              MONEY                           CAPITAL             MORTGAGE
                           MARKET FUND   ADVISERS FUND   APPRECIATION FUND    SECURITIES FUND      INDEX FUND
                           SUB-ACCOUNT    SUB-ACCOUNT       SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT
                           ------------  --------------  ------------------   ----------------   --------------
ASSETS:
  Investments:
    Hartford Bond HLS
     Fund, Inc. - Class
     IA
    Shares 380,558,700
    Cost $399,499,923
      Market Value.......      --             --                --                  --                 --
    Hartford Stock HLS
     Fund, Inc. - Class
     IA
    Shares 513,943,883
    Cost $2,170,908,704
      Market Value.......      --             --                --                  --                 --
    Hartford Money Market
     HLS Fund, Inc. -
     Class IA
    Shares 345,742,205
    Cost $345,742,205
      Market Value.......  $345,742,206       --                --                  --                 --
    Hartford Advisers HLS
     Fund, Inc. - Class
     IA
    Shares 1,862,478,644
    Cost $4,012,019,599
      Market Value.......      --        $5,559,969,961         --                  --                 --
    Hartford Capital
     Appreciation HLS
     Fund, Inc. - Class
     IA
    Shares 602,284,430
    Cost $2,212,701,469
      Market Value.......      --             --           $2,866,320,390           --                 --
    Hartford Mortgage
     Securities HLS Fund,
     Inc. - Class IA
    Shares 100,460,881
    Cost $109,029,070
      Market Value.......      --             --                --              $108,955,151           --
    Hartford Index HLS
     Fund, Inc. - Class
     IA
    Shares 213,539,249
    Cost $534,739,672
      Market Value.......      --             --                --                  --           $  762,431,637
    Hartford
     International
     Opportunities HLS
     Fund, Inc. - Class
     IA
    Shares 486,127,383
    Cost $617,788,895
      Market Value.......      --             --                --                  --                 --
    Hartford Dividend and
     Growth HLS Fund,
     Inc. - Class IA
    Shares 844,442,536
    Cost $1,419,647,238
      Market Value.......      --             --                --                  --                 --
    Hartford
     International
     Advisers HLS Fund,
     Inc. - Class IA
    Shares 174,208,203
    Cost $199,416,162
      Market Value.......      --             --                --                  --                 --
  Due from Hartford Life
   and Annuity Insurance
   Company...............      421,944       1,806,477             69,123             88,820            252,179
  Receivable from fund
   shares sold...........       14,552        --                  133,219                 29           --
                           ------------  --------------  ------------------   ----------------   --------------
  Total Assets...........  346,178,702   5,561,776,438      2,866,522,732        109,044,000        762,683,816
                           ------------  --------------  ------------------   ----------------   --------------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............       14,580        --                --                        32           --
  Payable for fund shares
   purchased.............      424,367       1,803,197             30,681             89,714            247,739
                           ------------  --------------  ------------------   ----------------   --------------
  Total Liabilities......      438,947       1,803,197             30,681             89,746            247,739
                           ------------  --------------  ------------------   ----------------   --------------
  Net Assets (variable
   annuity contract
   liabilities)..........  $345,739,755  $5,559,973,241    $2,866,492,051       $108,954,254     $  762,436,077
                           ------------  --------------  ------------------   ----------------   --------------
                           ------------  --------------  ------------------   ----------------   --------------

                              INTERNATIONAL        DIVIDEND AND      INTERNATIONAL
                           OPPORTUNITIES FUND       GROWTH FUND      ADVISERS FUND
                               SUB-ACCOUNT          SUB-ACCOUNT       SUB-ACCOUNT
                           -------------------   -----------------   --------------
ASSETS:
  Investments:
    Hartford Bond HLS
     Fund, Inc. - Class
     IA
    Shares 380,558,700
    Cost $399,499,923
      Market Value.......         --                    --                --
    Hartford Stock HLS
     Fund, Inc. - Class
     IA
    Shares 513,943,883
    Cost $2,170,908,704
      Market Value.......         --                    --                --
    Hartford Money Market
     HLS Fund, Inc. -
     Class IA
    Shares 345,742,205
    Cost $345,742,205
      Market Value.......         --                    --                --
    Hartford Advisers HLS
     Fund, Inc. - Class
     IA
    Shares 1,862,478,644
    Cost $4,012,019,599
      Market Value.......         --                    --                --
    Hartford Capital
     Appreciation HLS
     Fund, Inc. - Class
     IA
    Shares 602,284,430
    Cost $2,212,701,469
      Market Value.......         --                    --                --
    Hartford Mortgage
     Securities HLS Fund,
     Inc. - Class IA
    Shares 100,460,881
    Cost $109,029,070
      Market Value.......         --                    --                --
    Hartford Index HLS
     Fund, Inc. - Class
     IA
    Shares 213,539,249
    Cost $534,739,672
      Market Value.......         --                    --                --
    Hartford
     International
     Opportunities HLS
     Fund, Inc. - Class
     IA
    Shares 486,127,383
    Cost $617,788,895
      Market Value.......      $658,633,088             --                --
    Hartford Dividend and
     Growth HLS Fund,
     Inc. - Class IA
    Shares 844,442,536
    Cost $1,419,647,238
      Market Value.......         --             $   1,824,406,277        --
    Hartford
     International
     Advisers HLS Fund,
     Inc. - Class IA
    Shares 174,208,203
    Cost $199,416,162
      Market Value.......         --                    --            $201,156,297
  Due from Hartford Life
   and Annuity Insurance
   Company...............             7,840                 39,963           4,583
  Receivable from fund
   shares sold...........         --                       263,090          35,519
                           -------------------   -----------------   --------------
  Total Assets...........       658,640,928          1,824,709,330     201,196,399
                           -------------------   -----------------   --------------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............           123,419                262,396          35,607
  Payable for fund shares
   purchased.............            66,757                 39,882           4,585
                           -------------------   -----------------   --------------
  Total Liabilities......           190,176                302,278          40,192
                           -------------------   -----------------   --------------
  Net Assets (variable
   annuity contract
   liabilities)..........      $658,450,752      $   1,824,407,052    $201,156,207
                           -------------------   -----------------   --------------
                           -------------------   -----------------   --------------

SA-4                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
 STATEMENTS OF ASSETS & LIABILITIES -- (CONTINUED)
 DECEMBER 31, 1998

                              SMALL        MIDCAP
                           COMPANY FUND     FUND
                           SUB-ACCOUNT   SUB-ACCOUNT
                           ------------  -----------
ASSETS:
  Investments:
    Hartford Small
     Company HLS Fund,
     Inc. - Class IA
    Shares 163,196,148
    Cost $195,190,859
      Market Value.......  $215,600,879      --
    Hartford MidCap HLS
     Fund, Inc. - Class
     IA
    Shares 63,119,036
    Cost $76,952,597
      Market Value.......      --        $90,844,451
    Mentor VIP Capital
     Growth Fund, Inc.
    Shares 108,276
    Cost $1,352,216
      Market Value.......      --            --
    Mentor VIP Perpetual
     International Fund,
     Inc.
    Shares 72,306
    Cost $965,503
      Market Value.......      --            --
    Mentor VIP Growth
     Fund, Inc.
    Shares 51,628
    Cost $535,226
      Market Value.......      --            --
    Hartford Global
     Leader HLS Fund -
     Class IA
    Shares 933,527
    Cost $1,147,333
      Market Value.......      --            --
    Hartford High Yield
     HLS Fund - Class IA
    Shares 2,383,733
    Cost $2,409,651
      Market Value.......      --            --
    Hartford Growth and
     Income HLS Fund -
     Class IA
    Shares 12,854,583
    Cost $13,338,246
      Market Value.......      --            --
  Due from Hartford Life
   and Annuity Insurance
   Company...............       82,389      158,156
  Receivable from fund
   shares sold...........      --                30
                           ------------  -----------
  Total Assets...........  215,683,268   91,002,637
                           ------------  -----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............      --                33
  Payable for fund shares
   purchased.............       81,459      157,877
                           ------------  -----------
  Total Liabilities......       81,459      157,910
                           ------------  -----------
  Net Assets (variable
   annuity contract
   liabilities)..........  $215,601,809  $90,844,727
                           ------------  -----------
                           ------------  -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                 SA-5
--------------------------------------------------------------------------------

                           MENTOR VIP CAPITAL    MENTOR VIP PERPETUAL     MENTOR VIP       GLOBAL           HIGH        GROWTH AND
                               GROWTH FUND        INTERNATIONAL FUND     GROWTH FUND    LEADERS FUND     YIELD FUND    INCOME FUND
                               SUB-ACCOUNT            SUB-ACCOUNT        SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           -------------------   ---------------------   ------------   -------------   ------------   ------------
ASSETS:
  Investments:
    Hartford Small
     Company HLS Fund,
     Inc. - Class IA
    Shares 163,196,148
    Cost $195,190,859
      Market Value.......        --                     --                   --              --             --             --
    Hartford MidCap HLS
     Fund, Inc. - Class
     IA
    Shares 63,119,036
    Cost $76,952,597
      Market Value.......        --                     --                   --              --             --             --
    Mentor VIP Capital
     Growth Fund, Inc.
    Shares 108,276
    Cost $1,352,216
      Market Value.......       $1,470,384              --                   --              --             --             --
    Mentor VIP Perpetual
     International Fund,
     Inc.
    Shares 72,306
    Cost $965,503
      Market Value.......        --                    $1,013,010            --              --             --             --
    Mentor VIP Growth
     Fund, Inc.
    Shares 51,628
    Cost $535,226
      Market Value.......        --                     --                 $ 591,659         --             --             --
    Hartford Global
     Leader HLS Fund -
     Class IA
    Shares 933,527
    Cost $1,147,333
      Market Value.......        --                     --                   --           $1,199,752        --             --
    Hartford High Yield
     HLS Fund - Class IA
    Shares 2,383,733
    Cost $2,409,651
      Market Value.......        --                     --                   --              --          $2,423,652        --
    Hartford Growth and
     Income HLS Fund -
     Class IA
    Shares 12,854,583
    Cost $13,338,246
      Market Value.......        --                     --                   --              --             --         $15,245,046
  Due from Hartford Life
   and Annuity Insurance
   Company...............        --                     --                   --                3,970         17,616        213,335
  Receivable from fund
   shares sold...........               50                     35                 20               1              4             52
                           -------------------        -----------        ------------   -------------   ------------   ------------
  Total Assets...........        1,470,434              1,013,045            591,679       1,203,723      2,441,272     15,458,433
                           -------------------        -----------        ------------   -------------   ------------   ------------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............               66                     58                  7         --                   3             57
  Payable for fund shares
   purchased.............        --                     --                   --                3,960         17,615        213,428
                           -------------------        -----------        ------------   -------------   ------------   ------------
  Total Liabilities......               66                     58                  7           3,960         17,618        213,485
                           -------------------        -----------        ------------   -------------   ------------   ------------
  Net Assets (variable
   annuity contract
   liabilities)..........       $1,470,368             $1,012,987          $ 591,672      $1,199,763     $2,423,654    $15,244,948
                           -------------------        -----------        ------------   -------------   ------------   ------------
                           -------------------        -----------        ------------   -------------   ------------   ------------

SA-6                                 HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
 STATEMENTS OF ASSETS & LIABILITIES -- (CONTINUED)
 FOR THE YEAR ENDED DECEMBER 31, 1998

                                         UNITS
                                       OWNED BY       UNIT        CONTRACT
                                     PARTICIPANTS     PRICE       LIABILITY
                                     -------------  ---------  ---------------
DEFERRED ANNUITY CONTRACTS IN THE
 ACCUMULATION PERIOD:
GROUP SUB-ACCOUNTS:
  Bond Fund Sub-Account............    180,119,797  $2.257591  $   406,636,833
  Bond Fund Sub-Account............      3,237,265   1.030760        3,336,843
  High Yield Sub-Account...........      2,254,839   1.034881        2,333,490
  High Yield Sub-Account...........         87,179   1.034245           90,164
  Stock Fund Sub-Account...........    553,087,499   6.065754    3,354,892,709
  Stock Fund Sub-Account...........      7,571,146   1.036705        7,849,045
  Money Market Fund Sub-Account....    195,488,799   1.715714      335,402,871
  Money Market Fund Sub-Account....      9,217,359   1.016497        9,369,418
  Advisers Fund Sub-Account........  1,258,364,667   4.397886    5,534,144,353
  Advisers Fund Sub-Account........     15,480,493   1.035292       16,026,830
  Capital Appreciation Fund
   Sub-Account.....................    517,384,327   5.525767    2,858,945,241
  Capital Appreciation Fund
   Sub-Account.....................      3,000,204   0.984021        2,952,264
  Mortgage Securities Fund
   Sub-Account.....................     48,850,074   2.210954      108,005,267
  Mortgage Securities Fund
   Sub-Account.....................        695,958   1.022348          711,511
  Growth and Income Sub-Account....     11,822,488   1.181798       13,971,792
  Growth and Income Sub-Account....      1,167,734   1.090279        1,273,156
  Index Fund Sub-Account...........    160,585,731   4.712432      756,749,336
  Index Fund Sub-Account...........      3,777,102   1.044934        3,946,821
  Global Leaders Fund
   Sub-Account.....................        898,417   1.314731        1,181,177
  Global Leaders Fund
   Sub-Account.....................         14,146   1.313892           18,586
  International Opportunities Fund
   Sub-Account.....................    400,335,712   1.641190      657,026,967
  International Opportunities Fund
   Sub-Account.....................        657,015   0.924280          607,266
  Dividend and Growth Fund
   Sub-Account.....................    735,536,976   2.470981    1,817,497,892
  Dividend and Growth Fund
   Sub-Account.....................      4,239,504   1.008274        4,274,583
  International Advisers Fund
   Sub-Account.....................    135,919,042   1.476317      200,659,594
  International Advisers Fund
   Sub-Account.....................        373,140   0.971290          362,427
  Small Company Fund Sub-Account...    156,179,000   1.374218      214,623,993
  Small Company Fund Sub-Account...        672,638   0.975191          655,950
  MidCap Fund Sub-Account..........     65,617,196   1.371074       89,966,032
  MidCap Fund Sub-Account..........        732,350   1.016840          744,684
  Mentor Capital Growth
   Sub-Account.....................      1,367,467   1.075249        1,470,368
  Mentor Perpetual International
   Sub-Account.....................        913,254   1.109206        1,012,987
  Mentor Growth Sub-Account........        652,130   0.907292          591,672
                                                               ---------------
  SUB-TOTAL GROUP SUB-ACCOUNTS.....                             16,407,332,122
                                                               ---------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                 SA-7
--------------------------------------------------------------------------------


                                         UNITS
                                       OWNED BY       UNIT        CONTRACT
                                     PARTICIPANTS     PRICE       LIABILITY
                                     -------------  ---------  ---------------
ANNUITY CONTRACTS IN THE ANNUITY
 PERIOD:
GROUP SUB-ACCOUNTS:
  Bond Fund Sub-Account............        568,230  $2.257591  $     1,282,832
  Stock Fund Sub-Account...........      1,580,775   6.065754        9,588,594
  Money Market Fund Sub-Account....        563,885   1.715714          967,466
  Advisers Fund Sub-Account........      2,228,811   4.397886        9,802,058
  Capital Appreciation Fund
   Sub-Account.....................        831,477   5.525767        4,594,546
  Mortgage Securities Fund
   Sub-Account.....................        107,409   2.210954          237,476
  Index Fund Sub-Account...........        369,219   4.712432        1,739,920
  International Opportunities Fund
   Sub-Account.....................        497,516   1.641190          816,519
  Dividend and Growth Fund
   Sub-Account.....................      1,066,207   2.470981        2,634,577
  International Advisers Fund
   Sub-Account.....................         90,892   1.476317          134,186
  Small Company Fund Sub-Account...        234,218   1.374218          321,866
  MidCap Fund Sub-Account..........         97,742   1.371074          134,011
                                                               ---------------
  SUB-TOTAL GROUP SUB-ACCOUNTS.....                                 32,254,051
                                                               ---------------
GRAND TOTAL........................                            $16,439,586,173
                                                               ---------------
                                                               ---------------

SA-8                                 HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
 STATEMENTS OF OPERATIONS
 FOR THE YEAR ENDED DECEMBER 31, 1998

                            BOND FUND    STOCK FUND
                           SUB-ACCOUNT  SUB-ACCOUNT
                           -----------  ------------
INVESTMENT INCOME:
  Dividends..............  $19,422,738  $ 25,422,449
EXPENSES:
  Mortality and expense
   undertakings..........   (3,957,943)  (33,114,279)
                           -----------  ------------
    Net investment income
     (loss)..............   15,464,795    (7,691,830)
                           -----------  ------------
CAPITAL GAINS INCOME.....      --         76,061,613
                           -----------  ------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       (5,587)   (1,418,674)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    5,072,560   663,245,884
                           -----------  ------------
    Net gain (loss) on
     investments.........    5,066,973   661,827,210
                           -----------  ------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $20,531,768  $730,196,993
                           -----------  ------------
                           -----------  ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                SA-9
--------------------------------------------------------------------------------

                              MONEY                           CAPITAL             MORTGAGE
                           MARKET FUND  ADVISERS FUND    APPRECIATION FUND    SECURITIES FUND      INDEX FUND
                           SUB-ACCOUNT   SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT
                           -----------  --------------   ------------------   ----------------   --------------
INVESTMENT INCOME:
  Dividends..............  $12,949,636   $ 109,628,714      $ 15,232,567         $ 6,660,262     $    6,171,446
EXPENSES:
  Mortality and expense
   undertakings..........   (3,174,374)    (56,235,664)      (31,598,370)         (1,164,598)        (7,331,927)
                           -----------  --------------   ------------------   ----------------   --------------
    Net investment income
     (loss)..............    9,775,262      53,393,050       (16,365,803)          5,495,664         (1,160,481)
                           -----------  --------------   ------------------   ----------------   --------------
CAPITAL GAINS INCOME.....      --          130,454,479       150,932,848            --               11,566,682
                           -----------  --------------   ------------------   ----------------   --------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      --             (287,760)       (3,541,507)              1,531           (301,028)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      --          750,363,179       201,102,863            (691,300)       129,513,479
                           -----------  --------------   ------------------   ----------------   --------------
    Net gain (loss) on
     investments.........      --          750,075,419       197,561,356            (689,769)       129,212,451
                           -----------  --------------   ------------------   ----------------   --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $ 9,775,262   $ 933,922,948      $332,128,401         $ 4,805,895     $  139,618,652
                           -----------  --------------   ------------------   ----------------   --------------
                           -----------  --------------   ------------------   ----------------   --------------

                              INTERNATIONAL        DIVIDEND AND     INTERNATIONAL
                           OPPORTUNITIES FUND      GROWTH FUND      ADVISERS FUND
                               SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT
                           -------------------   ----------------   --------------
INVESTMENT INCOME:
  Dividends..............      $ 8,596,873       $     28,727,201     $16,822,117
EXPENSES:
  Mortality and expense
   undertakings..........       (7,928,386)           (18,910,940)     (2,193,698)
                           -------------------   ----------------   --------------
    Net investment income
     (loss)..............          668,487              9,816,261      14,628,419
                           -------------------   ----------------   --------------
CAPITAL GAINS INCOME.....       39,050,857             44,842,140       4,004,303
                           -------------------   ----------------   --------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       (1,485,356)              (541,832)         13,013
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       27,913,220            151,447,604        (335,247)
                           -------------------   ----------------   --------------
    Net gain (loss) on
     investments.........       26,427,864            150,905,772        (322,234)
                           -------------------   ----------------   --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $66,147,208       $    205,564,173     $18,310,488
                           -------------------   ----------------   --------------
                           -------------------   ----------------   --------------

SA-10                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
 STATEMENTS OF OPERATIONS -- (CONTINUED)
 FOR THE YEAR ENDED DECEMBER 31, 1998

                               SMALL          MIDCAP
                           COMPANY FUND        FUND
                            SUB-ACCOUNT    SUB-ACCOUNT
                           -------------   ------------
INVESTMENT INCOME:
Dividends................   $   --         $        574
EXPENSES:
  Mortality and expense
   undertakings..........    (2,126,815)       (603,398)
                           -------------   ------------
    Net investment income
     (loss)..............    (2,126,815)       (602,824)
                           -------------   ------------
CAPITAL GAINS INCOME.....     2,433,792         --
                           -------------   ------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       (74,920)         (2,834)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    17,782,782      13,252,169
                           -------------   ------------
    Net gain (loss) on
     investments.........    17,707,862      13,249,335
                           -------------   ------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $18,014,839    $ 12,646,511
                           -------------   ------------
                           -------------   ------------

  *  From inception, June 1, 1998 to December 31, 1998.
 **  From inception, September 30, 1998 to December 31, 1998.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                SA-11
--------------------------------------------------------------------------------

                               MENTOR        MENTOR PERPETUAL       MENTOR          GLOBAL            HIGH         GROWTH AND
                           CAPITAL GROWTH      INTERNATIONAL        GROWTH       LEADERS FUND      YIELD FUND      INCOME FUND
                             SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT**    SUB-ACCOUNT**    SUB-ACCOUNT*
                           ---------------   -----------------   ------------   --------------   --------------   -------------
INVESTMENT INCOME:
Dividends................      $--                $--               $--             $ 1,405          $44,172        $   56,708
EXPENSES:
  Mortality and expense
   undertakings..........        (3,951)           (3,170)           (2,316)         (1,277)          (4,493)          (43,229)
                           ---------------        -------        ------------       -------          -------      -------------
    Net investment income
     (loss)..............        (3,951)           (3,170)           (2,316)            128           39,679            13,479
                           ---------------        -------        ------------       -------          -------      -------------
CAPITAL GAINS INCOME.....       --                --                 --              29,044          --                --
                           ---------------        -------        ------------       -------          -------      -------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........            55                38                 2          (3,023)          (1,553)              140
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       118,168            47,507            56,433          52,419           14,002         1,906,801
                           ---------------        -------        ------------       -------          -------      -------------
    Net gain (loss) on
     investments.........       118,223            47,545            56,435          49,396           12,449         1,906,941
                           ---------------        -------        ------------       -------          -------      -------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $114,272           $44,375           $54,119         $78,568          $52,128        $1,920,420
                           ---------------        -------        ------------       -------          -------      -------------
                           ---------------        -------        ------------       -------          -------      -------------

  *  From inception, June 1, 1998 to December 31, 1998.
 **  From inception, September 30, 1998 to December 31, 1998.

SA-12                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
 STATEMENTS OF CHANGES IN NET ASSETS
 FOR THE YEAR ENDED DECEMBER 31, 1998

                            BOND FUND      STOCK FUND
                           SUB-ACCOUNT    SUB-ACCOUNT
                           ------------  --------------
OPERATIONS:
  Net investment income
   (loss)................  $ 15,464,795  $   (7,691,830)
  Capital gains income...       --           76,061,613
  Net realized gain
   (loss) on security
   transactions..........        (5,587)     (1,418,674)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     5,072,560     663,245,884
                           ------------  --------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    20,531,768     730,196,993
                           ------------  --------------
UNIT TRANSACTIONS:
  Purchases..............    58,804,116     385,880,357
  Net transfers..........   123,611,549     325,699,308
  Surrenders for benefit
   payments and fees.....   (20,698,247)   (105,089,407)
  Net annuity
   transactions..........       632,000       6,055,572
                           ------------  --------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   162,349,418     612,545,830
                           ------------  --------------
  Net increase (decrease)
   in net assets.........   182,881,186   1,342,742,823
NET ASSETS:
  Beginning of period....   228,375,322   2,029,587,525
                           ------------  --------------
  End of period..........  $411,256,508  $3,372,330,348
                           ------------  --------------
                           ------------  --------------

 STATEMENTS OF CHANGES IN NET ASSETS
 FOR THE YEAR ENDED DECEMBER 31, 1997

                            BOND FUND      STOCK FUND
                           SUB-ACCOUNT    SUB-ACCOUNT
                           ------------  --------------
OPERATIONS:
  Net investment income
   (loss)................  $  9,223,325  $   (2,373,240)
  Capital gains income...       --           62,602,913
  Net realized gain
   (loss) on security
   transactions..........         9,814          84,100
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     8,361,624     325,437,100
                           ------------  --------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    17,594,763     385,750,873
                           ------------  --------------
UNIT TRANSACTIONS:
  Purchases..............    48,533,601     430,730,097
  Net transfers..........    24,454,452     137,640,435
  Surrenders for benefit
   payments and fees.....    (9,332,737)    (52,393,369)
  Net annuity
   transactions..........       563,032       1,508,388
                           ------------  --------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    64,218,348     517,485,551
                           ------------  --------------
  Net increase in net
   assets................    81,813,111     903,236,424
NET ASSETS:
  Beginning of period....   146,562,211   1,126,351,101
                           ------------  --------------
  End of period..........  $228,375,322  $2,029,587,525
                           ------------  --------------
                           ------------  --------------

  *  From inception, December 22, 1997 to December 31, 1997.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                SA-13
--------------------------------------------------------------------------------

                              MONEY                           CAPITAL             MORTGAGE
                           MARKET FUND   ADVISERS FUND   APPRECIATION FUND    SECURITIES FUND      INDEX FUND
                           SUB-ACCOUNT    SUB-ACCOUNT       SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT
                           ------------  --------------  ------------------   ----------------   --------------
OPERATIONS:
  Net investment income
   (loss)................  $  9,775,262  $   53,393,050    $  (16,365,803)      $  5,495,664     $   (1,160,481)
  Capital gains income...       --          130,454,479       150,932,848           --               11,566,682
  Net realized gain
   (loss) on security
   transactions..........       --             (287,760)       (3,541,507)             1,531           (301,028)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       --          750,363,179       201,102,863           (691,300)       129,513,479
                           ------------  --------------  ------------------   ----------------   --------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     9,775,262     933,922,948       332,128,401          4,805,895        139,618,652
                           ------------  --------------  ------------------   ----------------   --------------
UNIT TRANSACTIONS:
  Purchases..............    75,815,780     600,914,213       285,756,586          9,674,424        107,850,968
  Net transfers..........   120,297,377     671,280,081       116,427,127         20,420,247         98,345,205
  Surrenders for benefit
   payments and fees.....   (60,700,173)   (226,423,137)     (108,713,408)        (6,506,845)       (22,295,418)
  Net annuity
   transactions..........       717,935       4,552,594         2,969,562            225,614          1,399,655
                           ------------  --------------  ------------------   ----------------   --------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   136,130,919   1,050,323,751       296,439,867         23,813,440        185,300,410
                           ------------  --------------  ------------------   ----------------   --------------
  Net increase (decrease)
   in net assets.........   145,906,181   1,984,246,699       628,568,268         28,619,335        324,919,062
NET ASSETS:
  Beginning of period....   199,833,574   3,575,726,542     2,237,923,783         80,334,919        437,517,015
                           ------------  --------------  ------------------   ----------------   --------------
  End of period..........  $345,739,755  $5,559,973,241    $2,866,492,051       $108,954,254     $  762,436,077
                           ------------  --------------  ------------------   ----------------   --------------
                           ------------  --------------  ------------------   ----------------   --------------

                              INTERNATIONAL        DIVIDEND AND      INTERNATIONAL
                           OPPORTUNITIES FUND       GROWTH FUND      ADVISERS FUND
                               SUB-ACCOUNT          SUB-ACCOUNT       SUB-ACCOUNT
                           -------------------   -----------------   --------------
OPERATIONS:
  Net investment income
   (loss)................      $    668,487      $       9,816,261    $ 14,628,419
  Capital gains income...        39,050,857             44,842,140       4,004,303
  Net realized gain
   (loss) on security
   transactions..........        (1,485,356)              (541,832)         13,013
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        27,913,220            151,447,604        (335,247)
                           -------------------   -----------------   --------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        66,147,208            205,564,173      18,310,488
                           -------------------   -----------------   --------------
UNIT TRANSACTIONS:
  Purchases..............        39,589,829            264,852,722      23,124,347
  Net transfers..........        (4,225,169)           249,782,849      22,048,417
  Surrenders for benefit
   payments and fees.....       (26,163,417)           (61,426,410)     (7,181,403)
  Net annuity
   transactions..........           434,251              2,178,448          67,952
                           -------------------   -----------------   --------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........         9,635,494            455,387,609      38,059,313
                           -------------------   -----------------   --------------
  Net increase (decrease)
   in net assets.........        75,782,702            660,951,782      56,369,801
NET ASSETS:
  Beginning of period....       582,668,050          1,163,455,270     144,786,406
                           -------------------   -----------------   --------------
  End of period..........      $658,450,752      $   1,824,407,052    $201,156,207
                           -------------------   -----------------   --------------
                           -------------------   -----------------   --------------

                              MONEY                           CAPITAL             MORTGAGE
                           MARKET FUND   ADVISERS FUND   APPRECIATION FUND    SECURITIES FUND      INDEX FUND
                           SUB-ACCOUNT    SUB-ACCOUNT       SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT
                           ------------  --------------  ------------------   ----------------   --------------
OPERATIONS:
  Net investment income
   (loss)................  $  7,922,137  $   35,054,512    $  (12,623,739)       $ 3,680,098     $      645,552
  Capital gains income...       --          107,409,178       112,339,947           --               19,616,096
  Net realized gain
   (loss) on security
   transactions..........       --                1,305          (119,550)            58,290            185,916
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       --          440,215,879       223,915,112          1,886,382         62,356,292
                           ------------  --------------  ------------------   ----------------   --------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     7,922,137     582,680,874       323,511,770          5,624,770         82,803,856
                           ------------  --------------  ------------------   ----------------   --------------
UNIT TRANSACTIONS:
  Purchases..............   154,121,029     650,294,881       444,618,125         11,734,160        106,908,193
  Net transfers..........  (105,053,239)    185,059,734       111,621,605         (5,624,261)        38,286,952
  Surrenders for benefit
   payments and fees.....   (32,455,810)   (124,493,708)      (60,594,326)        (6,044,100)        (9,935,604)
  Net annuity
   transactions..........       110,035       1,689,593           689,458              5,419            151,370
                           ------------  --------------  ------------------   ----------------   --------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    16,722,015     712,550,500       496,334,862             71,218        135,410,911
                           ------------  --------------  ------------------   ----------------   --------------
  Net increase in net
   assets................    24,644,152   1,295,231,374       819,846,632          5,695,988        218,214,767
NET ASSETS:
  Beginning of period....   175,189,422   2,280,495,168     1,418,077,151         74,638,931        219,302,248
                           ------------  --------------  ------------------   ----------------   --------------
  End of period..........  $199,833,574  $3,575,726,542    $2,237,923,783        $80,334,919     $  437,517,015
                           ------------  --------------  ------------------   ----------------   --------------
                           ------------  --------------  ------------------   ----------------   --------------

                              INTERNATIONAL        DIVIDEND AND      INTERNATIONAL
                           OPPORTUNITIES FUND       GROWTH FUND      ADVISERS FUND
                               SUB-ACCOUNT          SUB-ACCOUNT       SUB-ACCOUNT
                           -------------------   -----------------   --------------
OPERATIONS:
  Net investment income
   (loss)................      $ (1,712,982)     $       5,721,921    $  2,472,525
  Capital gains income...        37,513,752             15,828,765         262,472
  Net realized gain
   (loss) on security
   transactions..........           (68,174)               (12,819)          3,758
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (45,233,169)           182,031,024         383,378
                           -------------------   -----------------   --------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        (9,500,573)           203,568,891       3,122,133
                           -------------------   -----------------   --------------
UNIT TRANSACTIONS:
  Purchases..............       103,316,180            344,818,126      53,015,752
  Net transfers..........        21,889,359            142,586,883      20,439,056
  Surrenders for benefit
   payments and fees.....       (18,041,766)           (25,953,097)     (3,671,030)
  Net annuity
   transactions..........            39,532                343,961          63,436
                           -------------------   -----------------   --------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       107,203,305            461,795,873      69,847,214
                           -------------------   -----------------   --------------
  Net increase in net
   assets................        97,702,732            665,364,764      72,969,347
NET ASSETS:
  Beginning of period....       484,965,318            498,090,506      71,817,059
                           -------------------   -----------------   --------------
  End of period..........      $582,668,050      $   1,163,455,270    $144,786,406
                           -------------------   -----------------   --------------
                           -------------------   -----------------   --------------

  *  From inception, December 22, 1997 to December 31, 1997.

SA-14                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
 STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
 FOR THE YEAR ENDED DECEMBER 31, 1998

                              SMALL        MIDCAP
                           COMPANY FUND     FUND
                           SUB-ACCOUNT   SUB-ACCOUNT
                           ------------  -----------
OPERATIONS:
  Net investment income
   (loss)................  $(2,126,815 ) $  (602,824)
  Capital gains income...    2,433,792       --
  Net realized gain
   (loss) on security
   transactions..........      (74,920 )      (2,834)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................   17,782,782    13,252,169
                           ------------  -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............   18,014,839    12,646,511
                           ------------  -----------
UNIT TRANSACTIONS:
  Purchases..............   37,657,549    28,291,639
  Net transfers..........   31,192,792    36,483,561
  Surrenders for benefit
   payments and fees.....   (6,343,764 )  (1,424,845)
  Net annuity
   transactions..........      298,211       109,553
                           ------------  -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   62,804,788    63,459,908
                           ------------  -----------
  Net increase (decrease)
   in net assets.........   80,819,627    76,106,419
NET ASSETS:
  Beginning of period....  134,782,182    14,738,308
                           ------------  -----------
  End of period..........  $215,601,809  $90,844,727
                           ------------  -----------
                           ------------  -----------

  *  From inception, June 1, 1998 to December 31, 1998.
 **  From inception, September 30, 1998 to December 31, 1998.

 HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
 FOR THE YEAR ENDED DECEMBER 31, 1997

                                             SMALL         MIDCAP
                                          COMPANY FUND      FUND
                                          SUB-ACCOUNT   SUB-ACCOUNT*
                                          ------------  -------------
OPERATIONS:
  Net investment income (loss)..........  $  (841,931 )  $   (16,949)
  Capital gains income..................    6,247,370        --
  Net realized gain (loss) on security
   transactions.........................       (1,756 )          414
  Net unrealized appreciation
   (depreciation) of investments during
   the period...........................    2,416,430        639,685
                                          ------------  -------------
  Net increase (decrease) in net assets
   resulting from operations............    7,820,113        623,150
                                          ------------  -------------
UNIT TRANSACTIONS:
  Purchases.............................   59,848,160      7,620,550
  Net transfers.........................   42,807,593      6,536,068
  Surrenders for benefit payments and
   fees.................................   (1,723,390 )      (41,460)
  Net annuity transactions..............       14,177        --
                                          ------------  -------------
  Net increase (decrease) in net assets
   resulting from unit transactions.....  100,946,540     14,115,158
                                          ------------  -------------
  Net increase in net assets............  108,766,653     14,738,308
NET ASSETS:
  Beginning of period...................   26,015,529        --
                                          ------------  -------------
  End of period.........................  $134,782,182   $14,738,308
                                          ------------  -------------
                                          ------------  -------------
* From inception, December 22, 1997 to
 December 31, 1997.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                SA-15
--------------------------------------------------------------------------------

                               MENTOR        MENTOR PERPETUAL       MENTOR          GLOBAL            HIGH         GROWTH AND
                           CAPITAL GROWTH      INTERNATIONAL        GROWTH       LEADERS FUND      YIELD FUND      INCOME FUND
                             SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT**    SUB-ACCOUNT**    SUB-ACCOUNT*
                           ---------------   -----------------   ------------   --------------   --------------   -------------
OPERATIONS:
  Net investment income
   (loss)................     $   (3,951)        $   (3,170)       $ (2,316)      $      128       $   39,679      $    13,479
  Capital gains income...       --                 --                --               29,044          --               --
  Net realized gain
   (loss) on security
   transactions..........             55                 38               2           (3,023)          (1,553)             140
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        118,168             47,507          56,433           52,419           14,002        1,906,801
                           ---------------   -----------------   ------------   --------------   --------------   -------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        114,272             44,375          54,119           78,568           52,128        1,920,420
                           ---------------   -----------------   ------------   --------------   --------------   -------------
UNIT TRANSACTIONS:
  Purchases..............         92,146             38,705          39,810          463,522          815,158        5,482,553
  Net transfers..........      1,266,689            937,906         497,486          657,728        1,561,354        7,951,308
  Surrenders for benefit
   payments and fees.....         (2,739)            (7,999)            257              (55)          (4,986)        (109,333)
  Net annuity
   transactions..........       --                 --                --              --               --               --
                           ---------------   -----------------   ------------   --------------   --------------   -------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      1,356,096            968,612         537,553        1,121,195        2,371,526       13,324,528
                           ---------------   -----------------   ------------   --------------   --------------   -------------
  Net increase (decrease)
   in net assets.........      1,470,368          1,012,987         591,672        1,199,763        2,423,654       15,244,948
NET ASSETS:
  Beginning of period....       --                 --                --              --               --               --
                           ---------------   -----------------   ------------   --------------   --------------   -------------
  End of period..........     $1,470,368         $1,012,987        $591,672       $1,199,763       $2,423,654      $15,244,948
                           ---------------   -----------------   ------------   --------------   --------------   -------------
                           ---------------   -----------------   ------------   --------------   --------------   -------------

OPERATIONS:
  Net investment income (loss)
  Capital gains income
  Net realized gain (loss) on security
   transactions
  Net unrealized appreciation
   (depreciation) of investments during
   the period
  Net increase (decrease) in net assets
   resulting from operations
UNIT TRANSACTIONS:
  Purchases
  Net transfers
  Surrenders for benefit payments and
   fees
  Net annuity transactions
  Net increase (decrease) in net assets
   resulting from unit transactions
  Net increase in net assets
NET ASSETS:
  Beginning of period
  End of period
* From inception, December 22, 1997 to
 December 31, 1997.

SA-16                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
 HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 NOTES TO FINANCIAL STATEMENTS
 DECEMBER 31, 1998

 1.  ORGANIZATION:

    Separate Account One (the Account) is a separate investment account within Hartford Life & Annuity Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable annuity contractholders of the Company in various mutual funds (The Funds) as directed by the contractholders.

 2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

   a) SECURITY TRANSACTIONS--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Cost of investments sold is determined on the basis of identified cost. Dividend and capital gains income is accrued as of the ex-dividend date. Capital gains income represents those dividends from the Funds which are characterized as capital gains under tax regulations.

   b) SECURITY VALUATION--The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 1998.

   c) FEDERAL INCOME TAXES--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

   d) USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

 3.  ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    Deduction and Charges -- Certain amounts are deducted from the Contracts on a monthly basis, as described below:

   a) MORTALITY AND EXPENSE RISK CHARGES--The Company will make deductions at a maximum annual rate of 1.50% of the Contract's value for the mortality and expense risks which the Company undertakes.

   b) TAX EXPENSE CHARGE--If applicable, the Company will make deductions at a maximum rate of 4.0% of the Contract's value to meet premium tax requirements. An additional tax charge based on a percentage of the Contract's value may be assessed to partial withdrawals or surrenders. These expenses are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

   c) ANNUAL MAINTENANCE FEE--An annual maintenance fee in the amount of $30 may be deducted from the Contract's value each contract year. However, this fee is not applicable to contracts with values of $50,000 or more, as determined on the most recent contract anniversary. These expenses are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

______________________________________ 58 ______________________________________

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                  F-1
--------------------------------------------------------------------------------

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To the Board of Directors of
Hartford Life and Annuity Insurance Company:

We have audited the accompanying statutory balance sheets of Hartford Life and Annuity Insurance Company (a Connecticut Corporation and wholly owned subsidiary of Hartford Life Insurance Company) (the Company) as of December 31, 1998 and 1997, and the related statutory statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 1998. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these statutory financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

The Company presents its financial statements in conformity with statutory accounting practices as described in Note 1 of notes to statutory financial statements. When statutory financial statements are presented for purposes other than for filing with a regulatory agency, generally accepted auditing standards require that an auditors' report on them state whether they are presented in conformity with generally accepted accounting principles. The accounting practices used by the Company vary from generally accepted accounting principles as explained and quantified in Note 1.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the statutory financial statements referred to above do not present fairly, in conformity with generally accepted accounting principles, the financial position of the Company as of December 31, 1998 and 1997, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1998.

However, in our opinion, the statutory financial statements referred to above present fairly, in all material respects, the financial position of the Company as of December 31, 1998 and 1997, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1998 in conformity with statutory accounting practices as described in Note 1.

                                         /s/ Arthur Andersen LLP

Hartford, Connecticut
January 26, 1999

F-2                                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                 BALANCE SHEETS
                               (STATUTORY BASIS)
                                     ($000)

                                                         AS OF DECEMBER 31,
                                                      -------------------------
                                                         1998          1997
                                                      -----------   -----------
 Assets
   Bonds...........................................   $ 1,453,792   $ 1,501,311
   Common stocks...................................        40,650        64,408
   Mortgage loans..................................        59,548        85,103
   Policy loans....................................        47,212        36,533
   Cash and short-term investments.................       469,955       309,432
   Other invested assets...........................         2,188        20,942
                                                      -----------   -----------
     Total cash and invested assets................     2,073,345     2,017,729
   Investment income due and accrued...............        20,126        15,878
   Premium balances receivable.....................           333           389
   Receivables from affiliates.....................            --         1,269
   Other assets....................................        45,358        22,788
   Separate account assets.........................    32,876,278    23,208,728
                                                      -----------   -----------
     Total Assets..................................   $35,015,440   $25,266,781
                                                      -----------   -----------
                                                      -----------   -----------
 Liabilities
   Aggregate reserves for future benefits..........   $   579,140   $   605,183
   Policy and contract claims......................         5,667         5,672
   Liability for premium and other deposit funds...     2,011,672     1,795,149
   Asset valuation reserve.........................        21,782        13,670
   Payable to affiliates...........................        19,271        20,972
   Other liabilities...............................      (974,882)     (754,393)
   Separate account liabilities....................    32,876,278    23,208,728
                                                      -----------   -----------
     Total liabilities.............................    34,538,928    24,894,981
                                                      -----------   -----------
 Capital and Surplus
   Common stock....................................         2,500         2,500
   Gross paid-in and contributed surplus...........       226,043       226,043
   Unassigned funds................................       247,969       143,257
                                                      -----------   -----------
     Total capital and surplus.....................       476,512       371,800
                                                      -----------   -----------
 Total liabilities, capital and surplus............   $35,015,440   $25,266,781
                                                      -----------   -----------
                                                      -----------   -----------

                 The accompanying notes are an integral part of
                  these statutory basis financial statements.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                  F-3
--------------------------------------------------------------------------------

                            STATEMENTS OF OPERATIONS
                               (STATUTORY BASIS)
                                     ($000)

                                                         FOR THE YEARS ENDED DECEMBER 31,
                                                      ---------------------------------------
                                                         1998          1997          1996
                                                      -----------   -----------   -----------
 Revenues
   Premiums and annuity considerations.............   $   469,343   $   296,645   $   250,244
   Annuity and other fund deposits.................     2,051,251     1,981,246     1,897,347
   Net investment income...........................       129,982       102,285        98,441
   Commissions and expense allowances on
    reinsurance ceded..............................       444,241       396,921       370,637
   Reserve adjustment on reinsurance ceded.........     3,185,590     3,672,076     3,864,395
   Other revenues..................................       458,190       288,632       161,906
                                                      -----------   -----------   -----------
     Total revenues................................     6,738,597     6,737,805     6,642,970
                                                      -----------   -----------   -----------
 Benefits and expenses
   Death and annuity benefits......................        43,390        66,176        60,194
   Disability and other benefit payments...........         6,114         7,316         6,555
   Surrenders......................................       739,663       454,417       270,165
   Commissions and other expenses..................       666,515       564,077       491,637
   Increase (Decrease) in aggregate reserves for
    future benefits................................       (26,043)       33,213        27,351
   Increase in liability for premium and other
    deposit funds..................................       216,523       640,006       207,156
   Net transfers to separate accounts..............     4,956,007     4,914,980     5,492,964
                                                      -----------   -----------   -----------
     Total benefits and expenses...................     6,602,169     6,680,185     6,556,022
                                                      -----------   -----------   -----------
 Net gain from operations
   Before federal income tax (benefit) expense.....       136,428        57,620        86,948
   Federal income tax (benefit) expense............        35,887       (14,878)       19,360
                                                      -----------   -----------   -----------
 Net gain from operations..........................       100,541        72,498        67,588
   Net realized capital gains, after tax...........         2,085         1,544           407
                                                      -----------   -----------   -----------
 Net income........................................   $   102,626   $    74,042   $    67,995
                                                      -----------   -----------   -----------
                                                      -----------   -----------   -----------

                 The accompanying notes are an integral part of
                  these statutory basis financial statements.

F-4                                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                  STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
                               (STATUTORY BASIS)
                                     ($000)

                                                         FOR THE YEARS ENDED DECEMBER 31,
                                                      ---------------------------------------
                                                         1998          1997          1996
                                                      -----------   -----------   -----------
 Common stock,
   Beginning and end of year.......................   $     2,500   $     2,500   $     2,500
                                                      -----------   -----------   -----------
 Gross paid-in and contributed surplus,
   Beginning and end of year.......................   $   226,043   $   226,043   $   226,043
                                                      -----------   -----------   -----------
 Unassigned funds
   Balance, beginning of year......................   $   143,257   $    74,570   $     9,791
   Net income......................................       102,626        74,042        67,995
   Change in net unrealized capital gains (losses)
    on common stocks and other invested assets.....         1,688         2,186        (5,171)
   Change in asset valuation reserve...............        (8,112)       (6,228)          568
   Change in non-admitted assets...................        (1,277)       (1,313)        1,387
   Credit on reinsurance ceded.....................         9,787            --            --
                                                      -----------   -----------   -----------
   Balance, end of year............................   $   247,969   $   143,257   $    74,570
                                                      -----------   -----------   -----------
 Capital and surplus,
   End of year.....................................   $   476,512   $   371,800   $   303,113
                                                      -----------   -----------   -----------
                                                      -----------   -----------   -----------

                 The accompanying notes are an integral part of
                  these statutory basis financial statements.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                  F-5
--------------------------------------------------------------------------------

                            STATEMENTS OF CASH FLOWS
                               (STATUTORY BASIS)
                                     ($000)

                                                         FOR THE YEARS ENDED DECEMBER 31,
                                                      ---------------------------------------
                                                         1998          1997          1996
                                                      -----------   -----------   -----------
 Operations
   Premiums and annuity considerations.............   $ 2,520,655   $ 2,277,874   $ 2,147,627
   Investment income...............................       127,425       101,991       106,178
   Other income....................................     4,092,964     4,381,718     4,396,892
                                                      -----------   -----------   -----------
     Total income..................................     6,741,044     6,761,583     6,650,697
                                                      -----------   -----------   -----------
   Benefits paid...................................       790,051       529,733       338,998
   Federal income taxes (received) paid on
    operations.....................................        25,780       (14,499)       28,857
   Other expenses..................................     5,859,063     5,754,725     6,254,139
                                                      -----------   -----------   -----------
     Total benefits and expenses...................     6,674,894     6,269,959     6,621,994
                                                      -----------   -----------   -----------
     Net cash from operations......................        66,150       491,624        28,703
                                                      -----------   -----------   -----------
 Proceeds from investments
   Bonds...........................................       633,926       614,413       871,019
   Common stocks...................................        34,010        11,481        72,100
   Mortgage loans..................................        85,275            --            --
   Other...........................................           127           152            10
                                                      -----------   -----------   -----------
     Net investment proceeds.......................       753,338       626,046       943,129
                                                      -----------   -----------   -----------
   Taxes paid on capital gains.....................            --            --           936
   Other cash provided.............................         1,269            --        41,998
                                                      -----------   -----------   -----------
     Total proceeds................................       820,757     1,117,670     1,012,894
                                                      -----------   -----------   -----------
 Cost of investments acquired
   Bonds...........................................       586,913       848,267       914,523
   Common stocks...................................         7,012        28,302        82,495
   Mortgage loans..................................        59,702        85,103            --
   Other...........................................         1,168        18,548           130
                                                      -----------   -----------   -----------
     Total investments acquired....................       654,795       980,220       997,148
                                                      -----------   -----------   -----------
 Other cash applied
   Other...........................................         5,439         4,848        12,220
                                                      -----------   -----------   -----------
     Total other cash applied......................         5,439         4,848        12,220
                                                      -----------   -----------   -----------
     Total applications............................       660,234       985,068     1,009,368
                                                      -----------   -----------   -----------
 Net change in cash and short-term investments.....       160,523       132,602         3,526
 Cash and short-term investments, beginning of
  year.............................................       309,432       176,830       173,304
                                                      -----------   -----------   -----------
 Cash and short-term investments, end of year......   $   469,955   $   309,432   $   176,830
                                                      -----------   -----------   -----------
                                                      -----------   -----------   -----------

                 The accompanying notes are an integral part of
                  these statutory basis financial statements.

F-6                                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                               (STATUTORY BASIS)
                               DECEMBER 31, 1998
                 (AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

ORGANIZATION

    Hartford Life and Annuity Insurance Company ("ILA" or "the Company"), formerly known as ITT Hartford Life and Annuity Insurance Company, is a wholly owned subsidiary of Hartford Life Insurance Company ("HLIC"), which is an indirect subsidiary of Hartford Life, Inc. ("HLI"), which is majority owned by The Hartford Financial Services Group, Inc. ("The Hartford"), formerly a wholly owned subsidiary of ITT Corporation ("ITT"). On February 10, 1997, HLI filed a registration statement, as amended, with the Securities and Exchange Commission relating to the initial public offering of HLI Class A Common Stock (the "Offering"). Pursuant to the Offering on May 22, 1997, HLI sold to the public 26 million shares, representing 18.6% of the equity ownership of HLI. On December 19, 1995, ITT Corporation distributed all the outstanding shares of The Hartford to ITT shareholders of record in an action known herein as the "Distribution". As a result of the Distribution, The Hartford became an independent, publicly traded company. During 1996, ILA re-domesticated from the State of Wisconsin to the State of Connecticut.

    ILA offers a complete line of ordinary and universal life insurance, individual annuities and certain supplemental accident and health benefit coverages.

BASIS OF PRESENTATION

    The accompanying ILA statutory basis financial statements were prepared in conformity with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners ("NAIC"), the State of Connecticut Department of Insurance and the State of Wisconsin for the 1996 period, as applicable. Certain prior year amounts and balances have been reclassified to conform with current year presentation.

    Current prescribed statutory accounting practices include accounting publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass accounting practices approved by State Insurance Departments. The Company does not follow any permitted statutory accounting practices that have a material effect on statutory surplus, statutory net income or risk-based capital.

    Final approval of the NAIC's proposed "Comprehensive Guide" on statutory accounting principles was distributed in 1998. The requirements are effective January 1, 2001, and are not expected to have a material impact on statutory surplus of the Company.

    The preparation of financial statements in conformity with statutory accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period. Actual results could differ from those estimates. The most significant estimates include those used in determining the liability for aggregate reserves for future benefits and the liability for premium and other deposit funds. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

    Statutory accounting practices and generally accepted accounting principles ("GAAP") differ in certain significant respects. These differences principally involve:

(1) treatment of policy acquisition costs (commissions, underwriting and selling expenses, premium taxes, etc.) which are charged to expense when incurred for statutory purposes rather than on a pro-rata basis over the expected life of the policy for GAAP purposes;

(2) recognition of premium revenues, which for statutory purposes are generally recorded as collected or when due during the premium paying period of the contract and which for GAAP purposes, for universal life policies and investment products, generally, are only recorded for policy charges for the cost of insurance, policy administration and surrender charges assessed to policy account balances. Also, for GAAP purposes, premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders and the retrospective deposit method is used in accounting for universal life and other types of contracts where the payment pattern is irregular or surrender charges are a significant source of profit. The prospective deposit method is used for GAAP purposes where investment margins are the primary source of profit;

(3) development of liabilities for future policy benefits, which for statutory purposes predominantly use interest rate and mortality assumptions prescribed by the NAIC which may vary considerably from interest and mortality assumptions used for GAAP financial reporting;

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                  F-7
--------------------------------------------------------------------------------

(4) providing for income taxes based on current taxable income (tax return) only for statutory purposes, rather than establishing additional assets or liabilities for deferred Federal income taxes to recognize the tax effect related to reporting revenues and expenses in different periods for financial reporting and tax return purposes;

(5) excluding certain GAAP assets designated as non-admitted assets (e.g., negative Interest Maintenance Reserve, past due agents' balances and furniture and equipment) from the balance sheet for statutory purposes by directly charging surplus;

(6) establishing accruals for post-retirement and post-employment health care benefits currently, or using a twenty year phase-in approach, whereas GAAP liabilities are recorded upon adoption of the applicable standard;

(7) establishing a formula reserve for realized and unrealized losses due to default and equity risk associated with certain invested assets (Asset Valuation Reserve); as well as the deferral and amortization of realized gains and losses, motivated by changes in interest rates during the period the asset is held, into income over the remaining life to maturity of the asset sold (Interest Maintenance Reserve); whereas on a GAAP basis, no such formula reserve is required and realized gains and losses are recognized in the period the asset is sold;
(8) the reporting of reserves and benefits net of reinsurance ceded, where risk transfer has taken place, whereas on a GAAP basis, reserves are reported gross of reinsurance with reserve credits presented as recoverable assets; as well as, the accounting for retroactive reinsurance which is immediately charged to surplus for statutory accounting purposes whereas GAAP precludes immediate gain recognition unless the ceding enterprise's liability to its policyholders is extinguished; as well as reinsurance ceded that fails to meet GAAP risk transfer guidelines would result in deposit accounting for GAAP where as for statutory, reserves ceded and assumed would be reflected in the statutory basis statements of operations;

(9) the reporting of fixed maturities at amortized cost, whereas GAAP requires that fixed maturities be classified as "held-to-maturity", "available-for-sale" or "trading", based on the Company's intentions with respect to the ultimate disposition of the security and its ability to affect those intentions. The Company's bonds were classified on a GAAP basis as "available-for-sale" and accordingly, those investments and common stocks were reflected at fair value with the corresponding impact included as a component of Stockholder's Equity designated as "Net unrealized capital gains (losses) on securities net of tax". For statutory reporting purposes, Change in Net Unrealized Capital Gains (Losses) on Common Stocks and Other Invested Assets includes the change in unrealized gains (losses) on common stock reported at fair value; and

(10) separate account liabilities are valued on the Commissioner's Annuity Reserve Valuation Method ("CARVM"), with the surplus generated recorded as a liability to the general account (and a contra liability on the balance sheet of the general account), whereas GAAP liabilities are valued at account value.

    As of and for the years ended December 31, the significant differences between Statutory and GAAP basis net income and capital and surplus for the Company are as follows:

                                         1998          1997          1996
                                     ------------  ------------  ------------
GAAP Net Income....................  $     74,525  $     58,050  $     41,202
Amortization and deferral of policy
 acquisition costs, net............      (331,882)     (345,657)     (341,571)
Change in unearned revenue
 reserve...........................        22,131         4,641        55,504
Deferred taxes.....................         2,476        47,092         2,090
Separate accounts..................       259,287       282,818       306,978
Asset impairments and
 write-downs.......................        17,250            --            --
Benefit reserve adjustment.........        32,759        24,666        (1,013)
Deposit accounting for Lyndon
 reinsurance (Note 3)..............        24,627            --            --
Other, net.........................         1,453         2,432         4,805
                                     ------------  ------------  ------------
Statutory Net Income...............  $    102,626  $     74,042  $     67,995
                                     ------------  ------------  ------------
                                     ------------  ------------  ------------
GAAP Capital and Surplus...........  $    648,097  $    570,469  $    503,887
Deferred policy acquisition
 costs.............................    (1,615,653)   (1,283,771)     (938,114)
Unearned revenue reserve...........       156,920       134,789       130,148
Deferred taxes.....................        68,936        64,522        12,823
Separate accounts..................     1,183,642       924,355       640,101
Asset impairments and
 write-downs.......................        17,250            --            --
Unrealized gains on bonds..........       (26,119)      (21,451)       (7,978)
Benefit reserve adjustment.........        65,029        16,378         7,035
Asset valuation reserve............       (21,782)      (13,670)       (7,442)
Adjustment relating to Lyndon
 contribution (Note 3).............            --       (23,671)      (36,126)
Other, net.........................           192         3,850        (1,221)
                                     ------------  ------------  ------------
Statutory Capital and Surplus......  $    476,512  $    371,800  $    303,113
                                     ------------  ------------  ------------
                                     ------------  ------------  ------------

    As more fully described in Note 3, Lyndon Insurance Company (Lyndon) was contributed to the Company on June 30, 1995. The GAAP net assets contributed exceeded the statutory basis net assets by $41,277 as of December 31, 1995, relating primarily to statutory reserves for future

F-8                                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

benefits, GAAP deposit accounting receivables and deferred tax liabilities. In 1998, the majority of the former Lyndon's assumed business was recaptured by the unaffiliated direct writer.

AGGREGATE RESERVES FOR FUTURE BENEFITS AND LIABILITY FOR PREMIUM AND OTHER DEPOSIT FUNDS

    Aggregate reserves for payment of future life, health and annuity benefits were computed in accordance with actuarial standards. Reserves for life insurance policies are generally based on the 1958 and 1980 Commissioner's Standard Ordinary Mortality Tables and various valuation rates ranging from 2.5% to 6%. Accumulation and on-benefit annuity reserves are based principally on individual annuity tables at various rates ranging from 2.5% to 8.75% and using CARVM. Accident and health reserves are established using a two year preliminary term method and morbidity tables based on Company experience.

    ILA has established separate accounts to segregate the assets and liabilities of certain annuity contracts that must be segregated from the Company's general assets under the terms of the contracts. The assets consist primarily of marketable securities reported at market value. Premiums, benefits and expenses of these contracts are reported in the statutory basis statements of operations.

INVESTMENTS

    Investments in bonds are carried at amortized cost. Bonds that are deemed ineligible to be held at amortized cost by the NAIC Securities Valuation Office ("SVO") are carried at the appropriate SVO published value. When a permanent reduction in the value of publicly traded securities occurs, the decrease is reported as a realized loss and the carrying value is adjusted accordingly. Short-term investments consist of money market funds and are stated at cost, which approximates fair value. Common stocks are carried at fair value with the current year change in the difference from cost reflected in surplus. Other invested assets are generally recorded at fair value.

    The Company uses a variety of derivative financial instruments as part of an overall risk management strategy. These instruments, including interest rate and foreign currency swaps, caps, and floors are used as a means of hedging exposure to price, foreign currency and/or interest rate risk on planned investment purchases or existing assets and liabilities. The Company does not hold or issue derivative financial instruments for trading purposes. Derivatives must be designated at inception as a hedge measured for effectiveness both at inception and on an ongoing basis. The Company's correlation threshold for hedge designation is 80% to 120%. If correlation, which is assessed monthly and measured based on a rolling three month average, falls outside the 80% to 120% range, hedge accounting will be terminated.

    Interest rate swaps involve the periodic exchange of payments without the exchange of underlying principal or notional amounts. Net receipts or payments are accrued and recognized over the life of the swap agreement as an adjustment to net investment income. Should the swap be terminated the gains or losses are adjusted into the basis of the asset or liability and amortized over the remaining life. Should the hedged asset be sold or liability terminated without terminating the swap position, any swap gains or losses are immediately recognized in net investment income. Interest rate swaps purchased in anticipation of an asset purchase ("anticipatory transaction") are recognized consistent with the underlying asset components such that the settlement component is recognized in the statutory basis statements of operations while the change in market value is recognized as an unrealized gain or loss. Foreign currency swaps are similar to interest rate swaps except there is an initial exchange of principal in two currencies and an agreement to re-exchange the currencies at a future date, at an agreed upon exchange rate.

    Premiums paid on purchased floor or cap agreements and the premium received on issued cap or floor agreements (used for risk management) are adjusted into the basis of the applicable asset and amortized over the asset life. Gains or losses on termination of such positions are adjusted into the basis of the asset or liability and amortized over the remaining asset life. Net payments are recognized as an adjustment to income or basis adjusted and amortized depending on the specific hedge strategy.

    Derivatives used to create a synthetic asset must meet synthetic accounting criteria, including designation at inception and consistency of terms between the synthetic and the instrument being replicated. Consistent with industry practice, synthetic instruments are accounted for like the financial instrument they are intended to replicate. Derivatives which fail to meet risk management criteria subsequent to acquisition, are accounted for at fair market value with the impact reflected in the statutory basis statements of operations.

    Open forward commitment contracts are marked to market through surplus. Such contracts are accounted for at settlement by recording the purchase of specified securities at the previously committed price. Gains or losses resulting from termination of the forward commitment contracts before the delivery of the securities are recognized immediately in the statutory basis statements of operations as a component of Net Realized Capital Gains, after tax.

    The Asset Valuation Reserve ("AVR") is designed to provide a standardized reserving process for realized and unrealized losses due to default and equity risks associated with invested assets. The reserve increased $8,112 and $6,228 in 1998 and 1997, respectively and decreased $(568) in 1996. Additionally, the Interest Maintenance Reserve ("IMR") captures net realized capital gains and losses, net

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                  F-9
--------------------------------------------------------------------------------

of applicable income taxes, resulting from changes in interest rates and amortizes these gains or losses into income over the life of the mortgage loan or bond sold. The IMR balance as of December 31, 1998 and December 31, 1997 was $452 and $(193), respectively and is reflected in Other Liabilities and as a component of non-admitted assets in Unassigned Funds for each of the years then ended. For the years ended December 31, 1998, 1997 and 1996, amortization of IMR is included in Other Revenues and was $(207), $(85) and $(392), respectively. Realized capital gains and losses, net of taxes not included in IMR are reported in the statutory basis statements of operations. Realized investment gains and losses are determined on a specific identification basis.

OTHER LIABILITIES

    The amount reflected in other liabilities includes a receivable from the separate accounts of $1,187 million and $923 million as of December 31, 1998 and 1997, respectively. The balances are classified in accordance with NAIC prescribed practices.
MORTGAGE LOANS

    Mortgage loans, which are carried at cost and approximate fair value, include investments in assets backed by mortgage loan pools.
 2. INVESTMENTS:

(A) COMPONENTS OF NET INVESTMENT INCOME

                                      1998        1997       1996
                                   ----------  ----------  ---------
Interest income from bonds and
 short-term investments..........  $  123,370  $  100,475  $  89,940
Interest income from policy
 loans...........................       3,133       1,958      1,846
Interest and dividends from other
 investments.....................       4,482       1,005      7,864
                                   ----------  ----------  ---------
Gross investment income..........     130,985     103,438     99,650
Less: investment expenses........       1,003       1,153      1,209
                                   ----------  ----------  ---------
Net investment income............  $  129,982  $  102,285  $  98,441
                                   ----------  ----------  ---------
                                   ----------  ----------  ---------

(B) COMPONENTS OF NET UNREALIZED CAPITAL GAINS (LOSSES) ON COMMON STOCKS

                                    1998       1997       1996
                                  ---------  ---------  ---------
Gross unrealized capital gains..  $   2,204  $     537  $     713
Gross unrealized capital
 losses.........................     (1,871)    (1,820)    (4,160)
                                  ---------  ---------  ---------
Net unrealized capital
 (losses)/gains.................        333     (1,283)    (3,447)
Balance, beginning of year......     (1,283)    (3,447)     1,724
                                  ---------  ---------  ---------
Change in net unrealized capital
 gains (losses) on Common
 stocks.........................  $   1,616  $   2,164  $  (5,171)
                                  ---------  ---------  ---------
                                  ---------  ---------  ---------

(C) COMPONENTS OF NET UNREALIZED CAPITAL GAINS (LOSSES) ON BONDS AND SHORT-TERM INVESTMENTS

                                   1998       1997        1996
                                ----------  ---------  ----------
Gross unrealized capital
 gains........................  $   10,905  $  23,357  $   11,821
Gross unrealized capital
 losses.......................        (833)    (1,906)     (3,842)
                                ----------  ---------  ----------
Net unrealized capital
 gains........................      10,072     21,451       7,979
Balance, beginning of year....      21,451      7,979      20,877
                                ----------  ---------  ----------
Change in net unrealized
 capital gains on bonds and
 short-term investments.......  $  (11,379) $  13,472  $  (12,898)
                                ----------  ---------  ----------
                                ----------  ---------  ----------

(D) COMPONENTS OF NET REALIZED CAPITAL GAINS (LOSSES)

                                        1998       1997       1996
                                      ---------  ---------  ---------
Bonds and short-term investments....  $   1,314  $    (120) $   2,756
Common stocks.......................      1,624         --         --
Real estate and other...............         (1)       114         --
                                      ---------  ---------  ---------
Realized capital (losses) gains.....      2,937         (6)     2,756
Capital gains (benefit) tax.........         --       (831)       936
                                      ---------  ---------  ---------
Net realized capital gains..........      2,937        825      1,820
Amounts transferred to IMR..........        852       (719)     1,413
                                      ---------  ---------  ---------
Net realized capital gains..........  $   2,085  $   1,544  $     407
                                      ---------  ---------  ---------
                                      ---------  ---------  ---------

(E) OFF-BALANCE SHEET INVESTMENTS

    The Company had no significant financial instruments with off-balance sheet risk as of December 31, 1998.

(F) CONCENTRATION OF CREDIT RISK

    The Company has invested in securities of a single issuer, Bankers Trust Corporation, in an amount greater than 10% of the Company's statutory capital and surplus. The statement value of this investment was $105,221 as of December 31, 1998. The NAIC ratings on these holdings were 1z and 2. Excluding this and U.S. government and government agency investments, the Company had no other significant concentrations of credit risk as of December 31, 1998.

F-10                                 HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

(G) BONDS, SHORT-TERM INVESTMENTS AND COMMON STOCKS

                                                                                         1998
                                                                   ------------------------------------------------
                                                                                 GROSS        GROSS
                                                                   AMORTIZED   UNREALIZED   UNREALIZED   ESTIMATED
                                                                      COST       GAINS        LOSSES     FAIR VALUE
                                                                   ----------  ----------   ----------   ----------
U.S. government and government agencies and authorities:
  -- Guaranteed and sponsored....................................  $    4,982   $    35       $  (2)     $    5,015
  -- Guaranteed and sponsored -- asset-backed....................      75,615        --          --          75,615
States, municipalities and political subdivisions................      10,402       415          --          10,817
International governments........................................       7,466       568          --           8,034
Public utilities.................................................      94,475     1,330         (39)         95,766
All other corporate..............................................     607,679     8,473        (792)        615,360
All other corporate -- asset-backed..............................     505,900        --          --         505,900
Short-term investments...........................................     343,783        --          --         343,783
Certificates of deposit..........................................     130,216        84          --         130,300
Parents, subsidiaries and affiliates.............................     117,057        --          --         117,057
                                                                   ----------  ----------   ----------   ----------
Total bonds and short-term investments...........................  $1,897,575   $10,905       $(833)     $1,907,647
                                                                   ----------  ----------   ----------   ----------
                                                                   ----------  ----------   ----------   ----------

                                                                                 GROSS        GROSS
                                                                               UNREALIZED   UNREALIZED   ESTIMATED
                                                                     COST        GAINS        LOSSES     FAIR VALUE
                                                                   ---------   ----------   ----------   ----------
    Common stock -- unaffiliated.................................   $ 4,933      $  290      $   (50)     $ 5,173
    Common stock -- affiliated...................................    35,384       1,914       (1,821)      35,477
                                                                   ---------   ----------   ----------   ----------
    Total common stocks..........................................   $40,317      $2,204      $(1,871)     $40,650
                                                                   ---------   ----------   ----------   ----------
                                                                   ---------   ----------   ----------   ----------

                                                                                         1997
                                                                   ------------------------------------------------
                                                                                 GROSS        GROSS
                                                                   AMORTIZED   UNREALIZED   UNREALIZED   ESTIMATED
                                                                      COST       GAINS        LOSSES     FAIR VALUE
                                                                   ----------  ----------   ----------   ----------
U.S. government and government agencies and authorities:
  -- Guaranteed and sponsored....................................  $   11,114   $    55      $   (51)    $   11,118
  -- Guaranteed and sponsored -- asset-backed....................      55,506     1,056         (269)        56,293
States, municipalities and political subdivisions................      26,404       329           --         26,733
International governments........................................       7,609       500           --          8,109
Public utilities.................................................      73,024       754         (132)        73,646
All other corporate..............................................     517,715    14,110         (704)       531,121
All other corporate -- asset-backed..............................     630,069     5,005         (739)       634,335
Short-term investments...........................................     277,330        33           (8)       277,355
Certificates of deposit..........................................      93,770     1,515           (3)        95,282
Parents, subsidiaries and affiliates.............................      86,100        --           --         86,100
                                                                   ----------  ----------   ----------   ----------
Total bonds and short-term investments...........................  $1,778,641   $23,357      $(1,906)    $1,800,092
                                                                   ----------  ----------   ----------   ----------
                                                                   ----------  ----------   ----------   ----------

                                                                                 GROSS        GROSS
                                                                               UNREALIZED   UNREALIZED   ESTIMATED
                                                                     COST        GAINS        LOSSES     FAIR VALUE
                                                                   ---------   ----------   ----------   ----------
    Common stock -- unaffiliated.................................   $30,307       $537       $    --      $30,844
    Common stock -- affiliated...................................    35,384         --        (1,820)      33,564
                                                                   ---------     -----      ----------   ----------
    Total common stocks..........................................   $65,691       $537       $(1,820)     $64,408
                                                                   ---------     -----      ----------   ----------
                                                                   ---------     -----      ----------   ----------

    The amortized cost and estimated fair value of bonds and short-term investments as of December 31, 1998 by estimated maturity year are shown below. Asset-backed securities, including mortgage backed securities and collaterialized mortgage obligations, are distributed to maturity year based on ILA's estimates of the rate of future prepayments of principal over the remaining lives of the securities. Expected maturities differ from contractual maturities due to call or repayment provisions.

                                      AMORTIZED     ESTIMATED
             MATURITY                    COST       FAIR VALUE
-----------------------------------  ------------  ------------
One year or less...................  $    788,845  $    792,826
Over one year through five years...       689,025       692,811
Over five years through ten
 years.............................       308,661       310,357
Over ten years.....................       111,044       111,653
                                     ------------  ------------
Total..............................  $  1,897,575  $  1,907,647
                                     ------------  ------------
                                     ------------  ------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                 F-11
--------------------------------------------------------------------------------

    Proceeds from sales and maturities of investments in bonds and short-term investments during 1998, 1997 and 1996 were $1,354,563, $1,435,820 and
$1,139,073, respectively, resulting in gross realized gains of $1,705, $964 and $3,675, respectively, and gross realized losses of $391, $1,084 and $919, respectively, before transfers to IMR.

(H) FAIR VALUE OF FINANCIAL INSTRUMENTS BALANCE SHEET ITEMS (IN MILLIONS):

                                                1998                        1997
                                     --------------------------  --------------------------
                                       CARRYING     ESTIMATED      CARRYING     ESTIMATED
                                        AMOUNT      FAIR VALUE      AMOUNT      FAIR VALUE
                                     ------------  ------------  ------------  ------------
ASSETS
  Bonds and short-term
   investments.....................  $     1,898   $     1,908   $     1,779   $     1,800
  Common stocks....................           41            41            64            64
  Policy loans.....................           47            47            37            37
  Mortgage loans...................           60            60            85            85
  Other invested assets............            2             2            21            21
LIABILITIES
  Liabilities on investment
   contracts.......................  $     2,053   $     2,129   $     1,911   $     1,835

    The estimated fair value of bonds and short-term investments was determined by the Company primarily using NAIC market values. The carrying amounts for policy loans approximates fair value. The fair value of mortgage loans was determined by discounting future expected cash flows using interest rates currently being offered for similar loans. The fair value of liabilities on investment contracts is determined by forecasting future cash flows and discounting the forecasted cash flows at current market interest rates.

 3. AGGREGATE RESERVES FOR FUTURE BENEFITS

    The Company's existing reserves consist of life, health, annuity and supplementary contracts. The Company cedes and assumes insurance to and from non-affiliated insurers in order to limit its maximum loss. Such transfers do not relieve the Company or the unaffiliated reinsured of their primary liabilities. The Company cedes to RGA Reinsurance Company and its affiliate Employers Reassurance Corporation, on a modified coinsurance basis, 80% of the variable annuity business written since 1994 and 100% of the variable life and variable universal life excess sales load refund obligation effective 1998. There were no material reinsurance recoverables from reinsurers outstanding as of, and for the years ended, December 31, 1998 and 1997.

    A summary of reinsurance information as of and for the years ended December 31, follows:

1998                                    DIRECT       ASSUMED        CEDED          NET
-----------------------------------  ------------  ------------  ------------  ------------
Premium and Annuity
 Considerations....................  $    483,328  $     24,954  $    (38,939) $    469,343
Death, Annuity, Disability and
 Other Benefits....................  $     64,331  $      1,574  $    (16,401) $     49,504
Surrenders.........................  $    739,663  $         --  $         --  $    739,663
Aggregate Reserves for Future
 Benefits..........................  $    713,425  $         --  $   (134,285) $    579,140
Policy and Contract Claims.........  $      5,895  $         85  $       (313) $      5,667


1997                                    DIRECT       ASSUMED        CEDED          NET
-----------------------------------  ------------  ------------  ------------  ------------
Premium and Annuity
 Considerations....................  $    266,427  $     51,630  $    (21,412) $    296,645
Death, Annuity, Disability and
 Other Benefits....................  $     79,779  $        839  $     (7,126) $     73,492
Surrenders.........................  $    454,417  $         --  $         --  $    454,417
Aggregate Reserves for Future
 Benefits..........................  $    651,820  $         --  $    (46,637) $    605,183
Policy and Contract Claims.........  $      5,861  $        157  $       (346) $      5,672

1996                                    DIRECT       ASSUMED        CEDED          NET
-----------------------------------  ------------  ------------  ------------  ------------
Premium and Annuity
 Considerations....................  $    226,612  $     33,817  $    (10,185) $    250,244
Death, Annuity, Disability and
 Other Benefits....................  $     34,950  $     35,138  $     (3,339) $     66,749
Surrenders.........................  $    270,165  $         --  $         --  $    270,165

    In connection with the distribution described in Note 1, on June 30, 1995, the assets of Lyndon were contributed to the Company. The statutory basis assets in excess of statutory basis liabilities was approximately $112 million and was reflected as an increase in Gross Paid-In and Contributed Surplus at December 31, 1995. In 1998, the majority of former Lyndon's assumed business was recaptured by the unaffiliated direct writer. A ceding commission of $25,622 and change in reserve of $26,404 for the year ended December 31, 1998, is reflected in Other Revenue and Increase/(Decrease) in Aggregate Reserves for Future Benefits in the statutory basis statements of operations, respectively.

F-12                                 HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

    Analysis of Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics as of December 31, 1998 (including general and separate account liabilities) are as follows:

                                                          % OF
SUBJECT TO DISCRETIONARY WITHDRAWAL:        AMOUNT        TOTAL
---------------------------------------  -------------  ---------
With market value adjustment...........  $       4,563       0.0%
At book value less current surrender
 charge of 5% or more..................      1,378,056       4.1%
At market value........................     31,087,511      93.8%
                                         -------------  ---------
Total with adjustment or at market
 value.................................     32,470,130      97.9%
At book value without adjustment
 (minimal or no charge or
 adjustment)...........................        665,159       2.0%
Not subject to discretionary
 withdrawal............................         19,739       0.1%
                                         -------------  ---------
Reinsurance ceded......................     33,155,028
    Total, net.........................  $  33,155,028
                                         -------------
                                         -------------

 4. RELATED PARTY TRANSACTIONS:

    Transactions between the Company and its affiliates within The Hartford relate principally to tax settlements, reinsurance, rental and service fees, capital contributions and payments of dividends. The Company has also invested in bonds of its affiliates, Hartford Financial Services Corporation and HL Investment Advisors, Inc., and common stock of its subsidiary, ITT Hartford Life, LTD.

 5. FEDERAL INCOME TAXES:

    The Company and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain adjustments, generally will be determined as though the Company were filing separate Federal, state and local income tax returns.

    As long as The Hartford continues to own at least 80% of the combined voting power and 80% of the value of the outstanding capital stock of HLI, the Company will be included for Federal income tax purposes in the consolidated group of which The Hartford is the common parent. It is the intention of The Hartford and its non-life subsidiaries to file a single consolidated Federal income tax return. The life insurance companies will file a separate consolidated Federal income tax return. Federal income taxes (received) paid by the Company for operations and capital gains were $25,780, $(14,499) and $29,793 in 1998, 1997 and 1996, respectively. The effective tax rate was 26%, (26)% and 22% in 1998, 1997 and 1996, respectively.

    The Company is currently under audit by the Internal Revenue Service (IRS) for the three year tax period ending 1995. The audit is not yet complete. As of December 31, 1998, the Company does not currently expect any material adjustments to arise from this audit.

    The following schedule provides a reconciliation of the tax provision at the U.S. Federal Statutory rate to Federal income tax (benefit) expense (in millions):

                                              1998       1997       1996
                                            ---------  ---------  ---------
Tax provision at U.S. Federal statutory
 rate.....................................  $      48  $      20  $      30
Tax deferred acquisition costs............         25         25         27
Statutory to tax reserve differences......          8          1         --
Unrealized gain on separate accounts......        (41)       (44)       (21)
Investments and other.....................         (4)       (17)       (17)
                                            ---------  ---------  ---------
Federal income tax (benefit) expense......  $      36  $     (15) $      19
                                            ---------  ---------  ---------
                                            ---------  ---------  ---------

 6.CAPITAL AND SURPLUS AND SHAREHOLDER DIVIDEND RESTRICTIONS:

    The maximum amount of dividends which can be paid, without prior approval, by State of Connecticut insurance companies to shareholders is generally restricted to the greater of 10% of surplus as of the preceding December 31st or the net gain from operations for the previous year. Dividends are paid as determined by the Board of Directors and are not cumulative. No dividends were paid in 1998, 1997 and 1996. The amount available for dividend in 1999 is $100,541.

 7. PENSION PLANS AND OTHER POST-RETIREMENT AND POST-EMPLOYMENT BENEFITS:

    HLI's employees are included in The Hartford's non-contributory defined benefit pension plans. These plans provide pension benefits that are based on years of service and the employee's compensation during the last ten years of employment. HLI's funding policy is to contribute annually an amount between the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, as amended, and the maximum amount that can be deducted for U.S. Federal income tax purposes. Generally, pension costs are funded through the purchase of affiliated group pension contracts. The cost to HLI was approximately $9,000 in 1998 and $7,000 in both 1997 and 1996.

    HLI also provides, through The Hartford, certain health care and life insurance benefits for eligible retired employees. A substantial portion of HLI's employees may become eligible for these benefits upon retirement. HLI's contribution for health care benefits will depend on the retiree's date of retirement and years of service. In addition, the plan has a defined dollar cap which limits average company contributions. HLI has prefunded a portion of the health care and life insurance obligations through trust funds where such prefunding can be accomplished on a tax effective basis. Postretirement health care and life insurance

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                 F-13
--------------------------------------------------------------------------------

benefits expense, allocated by The Hartford, was immaterial to the results of operations for 1998, 1997 and 1996.

    The assumed rate in the per capita cost of health care (the health care trend rate) was 7.8% for 1998, decreasing ratably to 5.0% in the year 2003. Increasing the health care trend rates by one percent per year would have an immaterial impact on the accumulated postretirement benefit obligation and the annual expense. To the extent that the actual experience differs from the inherent assumptions, the effect will be amortized over the average future service of covered employees.

 8. SEPARATE ACCOUNTS:

    The Company maintains separate account assets and liabilities totaling $32.9 billion and $23.2 billion as of December 31, 1998 and 1997, respectively. Separate account assets are reported at fair value and separate account liabilities are determined in accordance with CARVM, which approximates the market value less applicable surrender charges. Separate account assets are segregated from other investments, the policyholder assumes the investment risk, and the investment income and gains and losses accrue directly to the policyholder. Separate account management fees, net of minimum guarantees, were $360 million, $252 million and $144 million in 1998, 1997 and 1996, respectively, and are recorded as a component of other revenues on the statutory basis statements of operations.

 9. COMMITMENTS AND CONTINGENCIES:

    As of December 31, 1998, the Company had no material contingent liabilities, nor had the Company committed any surplus funds for any contingent liabilities or arrangements. The Company is involved in pending and threatened litigation in the normal course of its business in which claims for monetary and punitive damages have been asserted. Although there can be no assurances, at the present time the Company does not anticipate that the ultimate liability arising from such pending or threatened litigation, after consideration of provisions made for potential losses and costs of defense, will have a material adverse effect on the statutory capital and surplus of the Company.

    As discussed in Note 5, issues may potentially be raised by the IRS in future audits of open years. Management does not believe that possible audit adjustments will have a material effect on the statutory capital and surplus of the Company.

    Under insurance guaranty fund laws in each state, insurers licensed to do business can be assessed up to prescribed limits for policyholder losses incurred by insolvent companies. The amount of any future assessments on ILA under these laws cannot be reasonably estimated. Most of the laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer's own financial strength. Additionally, guaranty fund assessments are used to reduce state premium taxes paid by the Company in certain states. ILA paid guaranty fund assessments of $1,043, $1,544 and $1,262 in 1998, 1997 and 1996, respectively. ILA incurred guaranteed fund expense of $548 in 1998, 1997 and 1996.

                                        PART C

                                 OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

     (a) All financial statements are included in Part A and Part B of the Registration Statement.

     (b)(1) Resolution of the Board of Directors of Hartford Life and Annuity Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)

        (2)    Not applicable.

        (3)    (a)  Principal Underwriter Agreement.(2)

        (3)    (b)  Form of Dealer Agreement.(2)

        (4) Form of Individual Single Premium Immediate Variable Annuity Contract.(3)

        (5)    Form of Application.(3)

        (6)    (a)  Certificate of Incorporation of Hartford.(4)

        (6)    (b)  Bylaws of Hartford.(2)

        (7)    Not applicable.

        (8)    Not applicable.
___________________
(1) Incorporated by reference to Post-Effective Amendment No. 2, to the Registration Statement File No. 33-73568, dated May 1, 1995.

(2) Incorporated by reference to Post-Effective Amendment No. 3, to the Registration Statement File No. 33-73568, dated May 1, 1996.

(3) Incorporated by reference to Pre-Effective Amendment No. 1, to the Registration Statement File No. 333-19607, dated May 12, 1997.

(4) Incorporated by reference to Post-Effective Amendment No. 1 , to the Registration Statement File No. 333-19607, filed on April 14, 1998.

        (9) Opinion and Consent of Lynda Godkin, Senior Vice President, General Counsel and Corporate Secretary.

        (10)   Consent of Arthur Andersen LLP, Independent Public Accountants.

        (11)   No financial statements are omitted.

        (12)   Not applicable.

        (13)   Not applicable.

        (14)   Not applicable.

        (15)   Copy of Power of Attorney.

        (16)   Organizational Chart.

Item 25.  Directors and Officers of the Depositor

--------------------------------------------------------------------------------
 NAME, AGE                      POSITION WITH HARTFORD
--------------------------------------------------------------------------------
 Wendell J. Bossen              Vice President
--------------------------------------------------------------------------------
 Gregory A. Boyko               Senior Vice President, Director*
--------------------------------------------------------------------------------
 Peter W. Cummins               Senior Vice President
--------------------------------------------------------------------------------
 Timothy M. Fitch               Vice President & Actuary
--------------------------------------------------------------------------------
 Mary Jane B. Fortin            Vice President & Chief Accounting Officer
--------------------------------------------------------------------------------
 David T. Foy                   Senior Vice President & Treasurer
--------------------------------------------------------------------------------
 Lynda Godkin                   Senior Vice President, General Counsel, and
                                Corporate Secretary, Director*
--------------------------------------------------------------------------------
 Lois W. Grady                  Senior Vice President
--------------------------------------------------------------------------------
 Stephen T. Joyce               Vice President
--------------------------------------------------------------------------------
 Michael D. Keeler              Vice President
--------------------------------------------------------------------------------
 Robert A. Kerzner              Senior Vice President
--------------------------------------------------------------------------------
 Thomas M. Marra                Executive Vice President, Director*
--------------------------------------------------------------------------------
 Steven L. Matthiesen           Vice President
--------------------------------------------------------------------------------
 Craig R. Raymond               Senior Vice President and Chief Actuary
--------------------------------------------------------------------------------
 Lowndes A. Smith               President and Chief Executive Officer, Director*
--------------------------------------------------------------------------------
 David M. Znamierowski          Senior Vice President, Director*
--------------------------------------------------------------------------------

Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

*Denotes Board of Directors.

Item 26. Persons Controlled By or Under Common Control with the Depositor or Registrant

          Filed herewith as Exhibit 16.

Item 27.  Number of Contract Owners

          As of March 31, 1999, there were 274,088 Contract Owners.

Item 28.  Indemnification

Under Section 33-772 of the Connecticut General Statutes, unless limited by its certificate of incorporation, the Registrant must indemnify a director who was wholly successful, on the merits or otherwise, in the defense of any proceeding to which he was a party because he is or was a director of the corporation against reasonable expenses incurred by him in connection with the proceeding.

The Registrant may indemnify an individual made a party to a proceeding because he is or was a director against liability incurred in the proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Registrant, and, with respect to any criminal proceeding, had no reason to believe his conduct was unlawful. Conn. Gen. Stat. Section 33-771(a). Additionally, pursuant to Conn. Gen. Stat.
Section 33-776, the Registrant may indemnify officers and employees or agents for liability incurred and for any expenses to which they becomes subject by reason of being or having been an employees or officers of the Registrant. Connecticut law does not prescribe standards for the indemnification of officers, employees and agents and expressly states that their indemnification may be broader than the right of indemnification granted to directors.

The foregoing statements are specifically made subject to the detailed provisions of Section 33-770 et seq.

Notwithstanding the fact that Connecticut law obligates the Registrant to indemnify only a director that was successful on the merits in a suit, under
Article VIII, Section 2 of the Registrant's bylaws, the Registrant must indemnify both directors and officers of the Registrant who are parties or threatened to be parties to a legal proceeding by reason of his being or having been a director or officer of the Registrant for any expenses if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the company, and with respect to criminal proceedings, had no reason to believe his conduct was unlawful. Unless otherwise mandated by a court, no indemnification shall be made if such officer or director is adjudged to be liable for negligence or misconduct in the performance of his duty to the Registrant.

Additionally, the directors and officers of Hartford and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy issued to The Hartford Financial Services Group, Inc. and its subsidiaries. Such policy will reimburse the Registrant for any payments that it shall make to directors and officers pursuant to law and will, subject to certain exclusions contained in the policy, further pay any other costs, charges and expenses and settlements and judgments arising from any proceeding involving any director or officer of the Registrant in his past or present capacity as such, and for which he may be liable, except as to any liabilities arising from acts that are deemed to be uninsurable.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriters

     (a) HSD acts as principal underwriter for the following investment companies:


               Hartford Life Insurance Company - Separate Account One
               Hartford Life Insurance Company - Separate Account Two
               Hartford Life Insurance Company - Separate Account Two (DC
                 Variable Account I)
               Hartford Life Insurance Company - Separate Account Two (DC
                 Variable  Account II)
               Hartford Life Insurance Company - Separate Account Two (QP
                 Variable Account)
               Hartford Life Insurance Company - Separate Account Two (Variable
                 Account "A")
               Hartford Life Insurance Company - Separate Account Two (NQ
                 Variable Account)

               Hartford Life Insurance Company - Putnam Capital Manager Trust
                 Separate Account
               Hartford Life Insurance Company - Separate Account Three Hartford Life Insurance Company - Separate Account Five

               Hartford Life Insurance Company - Seven

               Hartford Life and Annuity Insurance Company - Separate Account
                 One
               Hartford Life and Annuity Insurance Company - Putnam Capital
                 Manager Trust Separate Account Two
               Hartford Life and Annuity Insurance Company - Separate Account
                 Three
               Hartford Life and Annuity Insurance Company - Separate Account
                 Five
               Hartford Life and Annuity Insurance Company - Separate Account
                 Six
               Alpine Life Insurance Company - Separate Account One
               Alpine Life Insurance Company - Separate Account Two
               American Maturity Life Insurance - Separate Account AMLVA Royal Life Insurance Company - Separate Account One
               Royal Life Insurance Company - Separate Account Two

     (b)       Directors and Officers of HSD

               Name and Principal       Positions and Offices
                 Business Address          With Underwriter
               ------------------       ----------------------
               Lowndes A. Smith         President and Chief Executive Officer,
                                        Director
               Thomas M. Marra          Executive Vice President, Director
               Peter W. Cummins         Senior Vice President
               David T. Foy             Treasurer
               Lynda Godkin             Senior Vice President, General Counsel
                                        and  Corporate Secretary
               George R. Jay            Controller

               Unless otherwise indicated, the principal business address of each the above individuals is P. O. Box 2999, Hartford, Connecticut 06104-2999.

Item 30.  Location of Accounts and Records

          All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Item 31.  Management Services

          All management contracts are discussed in Part A and Part B of this Registration Statement.

Item 32.  Undertakings

     (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

     (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

     (d) Hartford hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

          The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. Registrant has complied with conditions one through four of the no-action letter.

                                     SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has caused this Registration Statement to be signed on its behalf, in the City of Hartford, and State of Connecticut on this 9th day of April, 1999.


HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT ONE
    (Registrant)

*By: Thomas M. Marra                            *By: /s/ Marianne O'Doherty
    ------------------------------------------      ------------------------
     Thomas M. Marra, Executive Vice President       Marianne O'Doherty
                                                     Attorney-in-Fact

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
          (Depositor)

*By: Thomas M. Marra
    ------------------------------------------
     Thomas M. Marra, Executive Vice President


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.


Gregory A. Boyko, Senior Vice President          *By: /s/ Marianne O'Doherty
     & Director*                                     -----------------------
Lynda Godkin, Senior Vice President, General           Marianne O'Doherty
     Counsel and Corporate Secretary, Director*        Attorney-in-Fact
Thomas M. Marra, Executive Vice President,
     Director*                                    Dated: April 9, 1999
Lowndes A. Smith, President and Chief
     Executive Officer, Director *
David M. Znamierowski, Senior Vice President,
     Director*

                                    EXHIBIT INDEX



(9) Opinion and Consent of Lynda Godkin, Senior Vice President, General Counsel and Corporate Secretary.

(10) Consent of Arthur Andersen LLP, Independent Public Accountants.

(15) Copy of Power of Attorney.

(16) Organizational Chart.